================================================================================

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.   20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-6332

                           Rochester Portfolio Series
                           --------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
              (Address of principal executive offices)  (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
           Two World Financial Center, New York, New York 10281-1008
           ---------------------------------------------------------
                    (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                      Date of fiscal year end: December 31

                      Date of reporting period: 9/30/2011

================================================================================

ITEM 1. SCHEDULE OF INVESTMENTS.

LIMITED TERM NEW YORK MUNICIPAL FUND
STATEMENT OF INVESTMENTS September 30, 2011 (Unaudited)

  Principal                                                                                             Effective
     Amount                                                                      Coupon     Maturity    Maturity*            Value
----------------------------------------------------------------------------------------------------------------------------------
Municipal Bonds and Notes-101.1%
New York-72.1%
$ 2,100,000     Albany County, NY IDA (Albany College of Pharmacy)(1)            5.250%   12/01/2019   12/01/2014(A)   $ 2,152,773
----------------------------------------------------------------------------------------------------------------------------------
     60,000     Albany, NY Hsg. Authority                                        6.250    10/01/2012   10/16/2011(A)        60,280
----------------------------------------------------------------------------------------------------------------------------------
    205,000     Albany, NY Hsg. Authority (Lark Drive)                           5.200    12/01/2013   12/01/2011(A)       207,481
----------------------------------------------------------------------------------------------------------------------------------
    260,000     Albany, NY Hsg. Authority (Lark Drive)(1)                        5.400    12/01/2018   12/01/2011(A)       262,870
----------------------------------------------------------------------------------------------------------------------------------
  1,365,000     Albany, NY IDA (Brighter Choice Charter School for Girls)(1)     4.500    04/01/2018   04/12/2017(B)     1,323,081
----------------------------------------------------------------------------------------------------------------------------------
  1,370,000     Albany, NY IDA (Brighter Choice Charter School for Girls)(1)     4.550    04/01/2015   01/11/2014(B)     1,381,467
----------------------------------------------------------------------------------------------------------------------------------
  1,875,000     Albany, NY IDA (Charitable Leadership)                           5.500    07/01/2012   07/01/2012        1,118,906
----------------------------------------------------------------------------------------------------------------------------------
  8,810,000     Albany, NY IDA (Charitable Leadership)                           6.000    07/01/2019   04/20/2016(B)     5,325,028
----------------------------------------------------------------------------------------------------------------------------------
  2,660,000     Albany, NY IDA (Daughters of Sarah Nursing Home)(1)              5.250    10/20/2021   04/20/2012(A)     2,750,573
----------------------------------------------------------------------------------------------------------------------------------
     25,000     Albany, NY IDA (Daughters of Sarah Nursing Home)(1)              5.375    10/20/2030   04/20/2012(A)        25,706
----------------------------------------------------------------------------------------------------------------------------------
    955,000     Albany, NY IDA (H. Johnson Office Park)(1)                       5.750    03/01/2018   03/01/2013(C)       904,041
----------------------------------------------------------------------------------------------------------------------------------
  3,000,000     Albany, NY IDA (St. Peter's Hospital)(1)                         5.750    11/15/2022   11/15/2017(A)     3,164,640
----------------------------------------------------------------------------------------------------------------------------------
     90,000     Allegany County, NY IDA (Alfred University)(1)                   5.000    08/01/2028   10/31/2011(A)        90,026
----------------------------------------------------------------------------------------------------------------------------------
  4,380,000     Allegany County, NY IDA (Houghton College)(1)                    5.250    01/15/2018   10/31/2011(A)     4,388,147
----------------------------------------------------------------------------------------------------------------------------------
  5,730,000     Allegany County, NY IDA (Houghton College)(1)                    5.250    01/15/2024   10/31/2011(A)     5,735,386
----------------------------------------------------------------------------------------------------------------------------------
    355,000     Amherst, NY IDA (Beechwood Health Care Center)(1)                4.875    01/01/2013   01/15/2012(B)       354,450
----------------------------------------------------------------------------------------------------------------------------------
    490,000     Amherst, NY IDA (Faculty-Student Assoc. of SUNY at Buffalo)(1)   5.750    04/01/2016   04/01/2012(A)       497,301
----------------------------------------------------------------------------------------------------------------------------------
    720,000     Amherst, NY IDA (Faculty-Student Assoc. of SUNY at Buffalo)(1)   5.750    04/01/2017   04/01/2012(A)       729,518
----------------------------------------------------------------------------------------------------------------------------------
    100,000     Amherst, NY IDA (UBF Faculty-Student Hsg. Corp.)(1)              5.125    08/01/2020   08/01/2013(A)       101,614
----------------------------------------------------------------------------------------------------------------------------------
    810,000     Bethlehem, NY Water System(1)                                    5.250    03/01/2018   03/01/2013(A)       835,620
----------------------------------------------------------------------------------------------------------------------------------
    905,000     Bethlehem, NY Water System(1)                                    5.375    03/01/2020   03/01/2013(A)       927,580
----------------------------------------------------------------------------------------------------------------------------------
    500,000     Bethlehem, NY Water System(1)                                    5.500    03/01/2022   03/01/2013(A)       510,660
----------------------------------------------------------------------------------------------------------------------------------
    245,000     Brookhaven, NY IDA (Alternatives for Children)(1)                7.000    02/01/2013   06/21/2012(B)       247,795
----------------------------------------------------------------------------------------------------------------------------------
    425,000     Brookhaven, NY IDA (Dowling College)(1)                          6.500    11/01/2012   05/08/2012(B)       432,085
----------------------------------------------------------------------------------------------------------------------------------
    725,000     Brookhaven, NY IDA (Enecon Corp.)(1)                             5.800    11/01/2018   08/13/2015(B)       685,879
----------------------------------------------------------------------------------------------------------------------------------

1 | Limited Term New York Municipal Fund

LIMITED TERM NEW YORK MUNICIPAL FUND
STATEMENT OF INVESTMENTS September 30, 2011 (Unaudited)

  Principal                                                                                             Effective
     Amount                                                                     Coupon      Maturity    Maturity*            Value
----------------------------------------------------------------------------------------------------------------------------------
New York Continued
----------------------------------------------------------------------------------------------------------------------------------
$ 2,325,000     Brooklyn, NY Local Devel. Corp. (Barclays Center Arena)(1)       5.750%   07/15/2017   07/15/2017      $ 2,582,796
----------------------------------------------------------------------------------------------------------------------------------
  1,400,000     Brooklyn, NY Local Devel. Corp. (Barclays Center Arena)(1)       5.750    07/15/2018   07/15/2018        1,558,438
----------------------------------------------------------------------------------------------------------------------------------
  1,355,000     Brooklyn, NY Local Devel. Corp. (Barclays Center Arena)(1)       5.750    07/15/2019   07/15/2019        1,503,698
----------------------------------------------------------------------------------------------------------------------------------
  1,500,000     Brooklyn, NY Local Devel. Corp. (Barclays Center Arena)(1)       5.750    07/15/2020   01/15/2020(A)     1,639,305
----------------------------------------------------------------------------------------------------------------------------------
    820,000     Broome County, NY COP                                            5.250    04/01/2022   10/31/2011(A)       822,747
----------------------------------------------------------------------------------------------------------------------------------
  1,350,000     Buffalo & Erie County, NY Industrial Land Devel.
                (Buffalo State College Foundation Hsg. Corp.)(1)                 5.750    10/01/2026   04/01/2021(A)     1,530,104
----------------------------------------------------------------------------------------------------------------------------------
    625,000     Bushnell Basin, NY Fire Assoc. (Volunteer Fire Dept.)(1)         5.250    11/01/2015   02/20/2014(B)       613,844
----------------------------------------------------------------------------------------------------------------------------------
     50,000     Cattaraugus County, NY IDA (St. Bonaventure University)          5.000    09/15/2013   10/31/2011(A)        50,092
----------------------------------------------------------------------------------------------------------------------------------
    500,000     Cattaraugus County, NY IDA (St. Bonaventure University)(1)       5.000    05/01/2023   05/01/2016(A)       501,605
----------------------------------------------------------------------------------------------------------------------------------
  3,525,000     Cayuga County, NY COP (Auburn Memorial Hospital)(1)              6.000    01/01/2021   10/31/2011(A)     3,527,186
----------------------------------------------------------------------------------------------------------------------------------
    260,000     Chautauqua County, NY Tobacco Asset Securitization Corp.(1)      6.000    07/01/2012   07/01/2012          259,782
----------------------------------------------------------------------------------------------------------------------------------
  1,075,000     Chautauqua County, NY Tobacco Asset Securitization Corp.(1)      6.250    07/01/2016   01/11/2015(B)     1,069,217
----------------------------------------------------------------------------------------------------------------------------------
  3,795,000     Chautauqua County, NY Tobacco Asset Securitization Corp.(1)      6.500    07/01/2024   07/01/2012(A)     3,796,556
----------------------------------------------------------------------------------------------------------------------------------
 18,160,000     Chautauqua County, NY Tobacco Asset Securitization Corp.(1)      6.750    07/01/2040   05/29/2034(B)    16,480,926
----------------------------------------------------------------------------------------------------------------------------------
  2,355,000     Clarence, NY IDA (Bristol Village)(1)                            6.000    01/20/2044   01/17/2013(A)     2,437,001
----------------------------------------------------------------------------------------------------------------------------------
  4,475,000     Cortland County, NY IDA (Cortland Memorial Hospital)(1)          5.625    07/01/2024   07/01/2013(A)     4,481,713
----------------------------------------------------------------------------------------------------------------------------------
     10,000     Deerfield, NY GO(1)                                              5.250    06/15/2012   06/15/2012           10,224
----------------------------------------------------------------------------------------------------------------------------------
     10,000     Deerfield, NY GO(1)                                              5.250    06/15/2013   06/15/2013           10,505
----------------------------------------------------------------------------------------------------------------------------------
     10,000     Deerfield, NY GO(1)                                              5.500    06/15/2014   06/15/2014           10,794
----------------------------------------------------------------------------------------------------------------------------------
     10,000     Deerfield, NY GO(1)                                              5.500    06/15/2015   06/15/2015           10,996
----------------------------------------------------------------------------------------------------------------------------------
     10,000     Deerfield, NY GO(1)                                              5.500    06/15/2016   06/15/2016           11,125
----------------------------------------------------------------------------------------------------------------------------------
     10,000     Deerfield, NY GO(1)                                              5.500    06/15/2017   06/15/2016(A)        11,007
----------------------------------------------------------------------------------------------------------------------------------
     10,000     Deerfield, NY GO(1)                                              5.500    06/15/2018   06/15/2016(A)        10,893
----------------------------------------------------------------------------------------------------------------------------------
     15,000     Deerfield, NY GO(1)                                              5.500    06/15/2019   06/15/2016(A)        16,106
----------------------------------------------------------------------------------------------------------------------------------
     15,000     Deerfield, NY GO(1)                                              5.500    06/15/2020   06/15/2016(A)        15,989
----------------------------------------------------------------------------------------------------------------------------------
  5,205,000     Dutchess County, NY IDA (Marist College)(1)                      5.150    07/01/2017   07/01/2012(A)     5,377,806
----------------------------------------------------------------------------------------------------------------------------------
  2,500,000     East Rochester, NY Hsg. Authority (St. John's Health Care)(1)    5.000    04/20/2027   10/20/2020(A)     2,726,975
----------------------------------------------------------------------------------------------------------------------------------
  2,690,000     East Rochester, NY Hsg. Authority (Woodland Village)(1)          5.150    08/01/2016   09/05/2014(B)     2,653,658
----------------------------------------------------------------------------------------------------------------------------------

2 | Limited Term New York Municipal Fund

LIMITED TERM NEW YORK MUNICIPAL FUND
STATEMENT OF INVESTMENTS September 30, 2011 (Unaudited)

  Principal                                                                                             Effective
     Amount                                                                      Coupon     Maturity    Maturity*            Value
----------------------------------------------------------------------------------------------------------------------------------
New York Continued
----------------------------------------------------------------------------------------------------------------------------------
$   180,000     East Syracuse, NY Hsg. Authority (Bennett Manor Associates)(1)   6.700%   04/01/2021   10/30/2011(A)   $   182,178
----------------------------------------------------------------------------------------------------------------------------------
 58,670,000     Erie County, NY IDA (Buffalo City School District)(1)            5.625    05/01/2028   05/01/2014(A)    61,215,105
----------------------------------------------------------------------------------------------------------------------------------
     85,000     Erie County, NY IDA (Buffalo City School District)(1)            5.750    05/01/2024   05/01/2014(A)        92,360
----------------------------------------------------------------------------------------------------------------------------------
  1,550,000     Erie County, NY IDA (Buffalo City School District)(1)            5.750    05/01/2025   05/01/2014(A)     1,684,215
----------------------------------------------------------------------------------------------------------------------------------
  6,500,000     Erie County, NY IDA (Buffalo City School District)(1)            5.750    05/01/2026   05/01/2014(A)     6,915,025
----------------------------------------------------------------------------------------------------------------------------------
    585,000     Erie County, NY IDA (Medaille College)(1)                        6.875    10/01/2013   10/12/2012(B)       610,986
----------------------------------------------------------------------------------------------------------------------------------
    385,000     Erie County, NY Public Improvement District(1)                   5.250    03/15/2020   03/15/2013(A)       404,666
----------------------------------------------------------------------------------------------------------------------------------
 29,615,000     Erie County, NY Tobacco Asset Securitization Corp.(1)            5.000    06/01/2031   02/06/2023(B)    22,917,272
----------------------------------------------------------------------------------------------------------------------------------
  9,750,000     Erie County, NY Tobacco Asset Securitization Corp.(1)            5.000    06/01/2038   04/20/2028(B)     7,086,398
----------------------------------------------------------------------------------------------------------------------------------
    250,000     Essex County, NY IDA (International Paper Company)(1)            6.450    11/15/2023   11/15/2011(A)       250,400
----------------------------------------------------------------------------------------------------------------------------------
    690,000     Essex County, NY IDA
                (North Country Community College Foundation)(1)                  4.600    06/01/2015   06/01/2015          750,161
----------------------------------------------------------------------------------------------------------------------------------
    540,000     Franklin County, NY IDA
                (North Country Community College Foundation)(1)                  4.600    06/01/2015   06/01/2015          587,083
----------------------------------------------------------------------------------------------------------------------------------
    750,000     Glen Cove, NY GO(1)                                              6.250    04/01/2024   04/01/2016(A)       800,693
----------------------------------------------------------------------------------------------------------------------------------
    905,000     Glen Cove, NY GO(1)                                              6.250    04/01/2025   04/01/2016(A)       960,956
----------------------------------------------------------------------------------------------------------------------------------
  1,105,000     Glen Cove, NY GO(1)                                              6.250    04/01/2026   04/01/2016(A)     1,168,736
----------------------------------------------------------------------------------------------------------------------------------
     50,000     Gloversville, NY GO(1)                                           5.800    03/15/2015   03/15/2012(A)        51,171
----------------------------------------------------------------------------------------------------------------------------------
    425,000     Hamilton County, NY IDA (Adirondack Historical Assoc.)(1)        5.250    11/01/2018   11/01/2011(A)       425,735
----------------------------------------------------------------------------------------------------------------------------------
     75,000     Hempstead Village, NY GO(1)                                      5.000    09/15/2017   09/15/2016(A)        83,681
----------------------------------------------------------------------------------------------------------------------------------
    500,000     Hempstead Village, NY GO(1)                                      5.000    07/01/2018   07/01/2014(A)       529,540
----------------------------------------------------------------------------------------------------------------------------------
     75,000     Hempstead Village, NY GO(1)                                      5.000    09/15/2018   09/15/2016(A)        82,676
----------------------------------------------------------------------------------------------------------------------------------
  1,195,000     Hempstead Village, NY GO(1)                                      5.000    07/01/2019   07/01/2014(A)     1,255,216
----------------------------------------------------------------------------------------------------------------------------------
     75,000     Hempstead Village, NY GO(1)                                      5.000    09/15/2019   09/15/2016(A)        81,488
----------------------------------------------------------------------------------------------------------------------------------
     75,000     Hempstead Village, NY GO(1)                                      5.000    09/15/2020   09/15/2016(A)        80,673
----------------------------------------------------------------------------------------------------------------------------------
     75,000     Hempstead Village, NY GO(1)                                      5.000    09/15/2021   09/15/2016(A)        80,206
----------------------------------------------------------------------------------------------------------------------------------
     75,000     Hempstead Village, NY GO(1)                                      5.000    09/15/2022   09/15/2016(A)        79,669
----------------------------------------------------------------------------------------------------------------------------------
     75,000     Hempstead Village, NY GO(1)                                      5.000    09/15/2023   09/15/2016(A)        79,076
----------------------------------------------------------------------------------------------------------------------------------
  1,700,000     Hempstead, NY IDA (Adelphi University)(1)                        5.750    06/01/2022   06/01/2012(A)     1,762,900
----------------------------------------------------------------------------------------------------------------------------------
  2,210,000     Hempstead, NY IDA (Lynbrook Facilities)(1)                       6.000    11/01/2017   01/15/2015(B)     1,981,751
----------------------------------------------------------------------------------------------------------------------------------

3 | Limited Term New York Municipal Fund

LIMITED TERM NEW YORK MUNICIPAL FUND
STATEMENT OF INVESTMENTS September 30, 2011 (Unaudited)

  Principal                                                                                             Effective
     Amount                                                                      Coupon     Maturity    Maturity*            Value
----------------------------------------------------------------------------------------------------------------------------------
New York Continued
----------------------------------------------------------------------------------------------------------------------------------
$   620,000     Hempstead, NY IDA (Peninsula Counseling Center)(1)               5.750%   11/01/2018   09/03/2015(B)   $   585,057
----------------------------------------------------------------------------------------------------------------------------------
     60,000     Herkimer County, NY GO(1)                                        5.000    09/15/2012   03/15/2012(A)        62,147
----------------------------------------------------------------------------------------------------------------------------------
     40,000     Herkimer County, NY GO(1)                                        5.000    09/15/2012   03/15/2012(A)        40,837
----------------------------------------------------------------------------------------------------------------------------------
     30,000     Highland Falls, NY Sewer System(1)                               5.100    12/01/2011   12/01/2011           30,240
----------------------------------------------------------------------------------------------------------------------------------
     20,000     Hudson Falls, NY Central School District(1)                      4.750    06/15/2019   06/15/2019           21,932
----------------------------------------------------------------------------------------------------------------------------------
  2,340,000     Islip, NY IDA (United Cerebral Palsy Assoc.)(1)                  5.500    12/01/2016   07/22/2014(B)     2,233,390
----------------------------------------------------------------------------------------------------------------------------------
    270,000     Islip, NY IDA (United Cerebral Palsy Assoc.)(1)                  5.500    12/01/2016   08/05/2014(B)       257,699
----------------------------------------------------------------------------------------------------------------------------------
  2,990,000     Islip, NY Res Rec, Series E(1)                                   5.625    07/01/2017   07/01/2014(A)     3,263,615
----------------------------------------------------------------------------------------------------------------------------------
  1,175,000     Islip, NY Res Rec, Series E(1)                                   5.750    07/01/2019   07/01/2014(A)     1,263,572
----------------------------------------------------------------------------------------------------------------------------------
  1,100,000     Islip, NY Res Rec, Series E(1)                                   5.750    07/01/2020   07/01/2014(A)     1,174,646
----------------------------------------------------------------------------------------------------------------------------------
  1,315,000     Islip, NY Res Rec, Series E(1)                                   5.750    07/01/2021   07/01/2014(A)     1,396,925
----------------------------------------------------------------------------------------------------------------------------------
  1,000,000     Islip, NY Res Rec, Series E(1)                                   5.750    07/01/2023   07/01/2014(A)     1,054,760
----------------------------------------------------------------------------------------------------------------------------------
    250,000     Jamestown, NY GO(1)                                              5.000    08/01/2024   08/01/2014(A)       260,538
----------------------------------------------------------------------------------------------------------------------------------
    250,000     Jamestown, NY GO(1)                                              5.000    08/01/2025   08/01/2014(A)       259,790
----------------------------------------------------------------------------------------------------------------------------------
 10,000,000     L.I., NY Power Authority, Series A(1)                            5.000    12/01/2026   06/01/2016(A)    10,925,200
----------------------------------------------------------------------------------------------------------------------------------
    185,000     L.I., NY Power Authority, Series A(1)                            5.000    09/01/2027   10/31/2011(A)       185,285
----------------------------------------------------------------------------------------------------------------------------------
  4,875,000     L.I., NY Power Authority, Series A(1)                            5.125    09/01/2029   10/31/2011(A)     4,882,166
----------------------------------------------------------------------------------------------------------------------------------
    480,000     L.I., NY Power Authority, Series A(1)                            6.250    04/01/2033   04/01/2019(A)       552,259
----------------------------------------------------------------------------------------------------------------------------------
  2,210,000     Livingston County, NY IDA
               (Nicholas H. Noyes Memorial Hospital)(1)                          5.875    07/01/2022   05/25/2019(B)     2,148,429
----------------------------------------------------------------------------------------------------------------------------------
  1,010,000     Livingston County, NY IDA
               (Nicholas H. Noyes Memorial Hospital)(1)                          6.000    07/01/2030   04/22/2027(B)       939,078
----------------------------------------------------------------------------------------------------------------------------------
     70,000     Livonia, NY GO(1)                                                5.000    06/15/2020   06/15/2017(A)        76,829
----------------------------------------------------------------------------------------------------------------------------------
     75,000     Livonia, NY GO(1)                                                5.000    06/15/2021   06/15/2017(A)        81,695
----------------------------------------------------------------------------------------------------------------------------------
     80,000     Livonia, NY GO(1)                                                5.000    06/15/2022   06/15/2017(A)        86,234
----------------------------------------------------------------------------------------------------------------------------------
     85,000     Livonia, NY GO(1)                                                5.000    06/15/2023   06/15/2017(A)        91,023
----------------------------------------------------------------------------------------------------------------------------------
     90,000     Livonia, NY GO(1)                                                5.000    06/15/2024   06/15/2017(A)        95,928
----------------------------------------------------------------------------------------------------------------------------------
     75,000     Livonia, NY GO(1)                                                5.000    06/15/2025   06/15/2017(A)        79,437
----------------------------------------------------------------------------------------------------------------------------------
     35,000     Lyncourt, NY Fire District(1)                                    6.000    10/15/2016   04/15/2012(A)        35,735
----------------------------------------------------------------------------------------------------------------------------------
    195,000     Madison County, NY IDA (Morrisville State College
                Foundation)(1)                                                   5.000    06/01/2015   12/21/2013(B)       196,388
----------------------------------------------------------------------------------------------------------------------------------
  2,065,000     Madison County, NY IDA (Morrisville State College
                Foundation)(1)                                                   5.000    06/01/2022   06/01/2016(A)     2,091,432
----------------------------------------------------------------------------------------------------------------------------------
  1,930,000     Madison County, NY IDA (Oneida Healthcare Center)(1)             5.500    02/01/2016   02/01/2012(A)     1,951,249
----------------------------------------------------------------------------------------------------------------------------------
     60,000     Monroe County, NY Airport Authority
               (Greater Rochester International)(1)                              5.750    01/01/2012   01/01/2012           60,584
----------------------------------------------------------------------------------------------------------------------------------
      5,000     Monroe County, NY GO(1)                                          5.000    06/01/2017   10/31/2011(A)         5,012
----------------------------------------------------------------------------------------------------------------------------------

4 | Limited Term New York Municipal Fund

LIMITED TERM NEW YORK MUNICIPAL FUND
STATEMENT OF INVESTMENTS September 30, 2011 (Unaudited)

  Principal                                                                                              Effective
     Amount                                                                      Coupon     Maturity     Maturity*           Value
----------------------------------------------------------------------------------------------------------------------------------
New York Continued
----------------------------------------------------------------------------------------------------------------------------------
$   105,000     Monroe County, NY GO                                             5.350%   03/01/2012   10/31/2011(A)   $   105,419
----------------------------------------------------------------------------------------------------------------------------------
     25,000     Monroe County, NY GO(1)                                          5.750    06/01/2015   10/31/2011(A)        25,086
----------------------------------------------------------------------------------------------------------------------------------
    410,000     Monroe County, NY IDA (Canal Ponds)(1)                           7.000    06/15/2013   12/15/2011(A)       415,256
----------------------------------------------------------------------------------------------------------------------------------
    580,000     Monroe County, NY IDA (Highland Hospital of Rochester)(1)        5.000    08/01/2012   08/01/2012          596,982
----------------------------------------------------------------------------------------------------------------------------------
  1,375,000     Monroe County, NY IDA (Nazareth College of Rochester)(1)         5.250    10/01/2021   10/31/2011(A)     1,390,868
----------------------------------------------------------------------------------------------------------------------------------
    705,000     Monroe County, NY IDA (Southview Towers)(1)                      6.125    02/01/2020   10/31/2011(A)       709,921
----------------------------------------------------------------------------------------------------------------------------------
     45,000     Monroe County, NY IDA (St. John Fisher College)(1)               5.200    06/01/2019   06/01/2012(A)        45,869
----------------------------------------------------------------------------------------------------------------------------------
    205,000     Monroe County, NY IDA (Summit at Brighton)(1)                    5.000    07/01/2016   08/04/2014(B)       178,065
----------------------------------------------------------------------------------------------------------------------------------
  1,180,000     Monroe County, NY IDA (West End Business Center)(1)              5.125    12/01/2014   07/02/2013(B)     1,092,243
----------------------------------------------------------------------------------------------------------------------------------
  9,000,000     Monroe County, NY Industrial Devel. Corp.
               (Unity Hospital Rochester)(1)                                     5.500    08/15/2023   07/20/2015(A)     9,736,470
----------------------------------------------------------------------------------------------------------------------------------
 17,500,000     Monroe County, NY Industrial Devel. Corp.
               (Unity Hospital Rochester)(1)                                     5.750    08/15/2030   02/15/2021(A)    19,998,825
----------------------------------------------------------------------------------------------------------------------------------
     80,000     Monroe, NY Newpower Corp.(1)                                     4.700    01/01/2012   01/01/2012           80,237
----------------------------------------------------------------------------------------------------------------------------------
    410,000     Monroe, NY Newpower Corp.(1)                                     4.800    01/01/2013   10/02/2012(B)       416,515
----------------------------------------------------------------------------------------------------------------------------------
  7,800,000     Monroe, NY Newpower Corp.(1)                                     6.375    01/01/2024   01/01/2012(A)     7,813,026
----------------------------------------------------------------------------------------------------------------------------------
    280,000     Mount Vernon, NY IDA (Kings Court)(1)                            5.125    12/01/2023   12/01/2013(A)       287,073
----------------------------------------------------------------------------------------------------------------------------------
    975,000     Mount Vernon, NY IDA (Macedonia Towers)(1)                       5.125    12/01/2023   12/01/2013(A)       995,563
----------------------------------------------------------------------------------------------------------------------------------
  3,475,000     Mount Vernon, NY IDA (Section 8), Series A(1)                    5.250    12/01/2014   12/01/2011(A)     3,529,036
----------------------------------------------------------------------------------------------------------------------------------
    300,000     Nassau County, NY IDA (ACDS)(1)                                  5.950    11/01/2022   11/01/2022          277,221
----------------------------------------------------------------------------------------------------------------------------------
    480,000     Nassau County, NY IDA (ACDS)(1)                                  6.000    12/01/2019   04/28/2016(B)       458,606
----------------------------------------------------------------------------------------------------------------------------------
    325,000     Nassau County, NY IDA (ALIA-ACDS)(1)                             7.000    11/01/2016   05/28/2013(A)       328,403
----------------------------------------------------------------------------------------------------------------------------------
    475,000     Nassau County, NY IDA (ALIA-CMA)(1)                              7.000    11/01/2016   05/31/2013(A)       479,973
----------------------------------------------------------------------------------------------------------------------------------
    370,000     Nassau County, NY IDA (ALIA-CRR)(1)                              7.000    11/01/2016   06/01/2013(A)       373,874
----------------------------------------------------------------------------------------------------------------------------------
     80,000     Nassau County, NY IDA (ALIA-FREE)(1)                             7.000    11/01/2016   06/17/2013(A)        80,838
----------------------------------------------------------------------------------------------------------------------------------
    370,000     Nassau County, NY IDA (ALIA-HKSB)(1)                             7.000    11/01/2016   06/01/2013(A)       373,874
----------------------------------------------------------------------------------------------------------------------------------
  1,700,000     Nassau County, NY IDA (CSMR)(1)                                  5.950    11/01/2022   11/01/2022        1,570,919
----------------------------------------------------------------------------------------------------------------------------------
  1,325,000     Nassau County, NY IDA (CSMR)(1)                                  6.000    12/01/2019   04/19/2016(B)     1,265,945
----------------------------------------------------------------------------------------------------------------------------------
    200,000     Nassau County, NY IDA (Epilepsy Foundation of L.I.)(1)           5.950    11/01/2022   11/01/2022          184,814
----------------------------------------------------------------------------------------------------------------------------------
    575,000     Nassau County, NY IDA (Epilepsy Foundation of L.I.)(1)           6.000    12/01/2019   04/16/2016(B)       552,983
----------------------------------------------------------------------------------------------------------------------------------

5 | Limited Term New York Municipal Fund

LIMITED TERM NEW YORK MUNICIPAL FUND
STATEMENT OF INVESTMENTS September 30, 2011 (Unaudited)

  Principal                                                                                             Effective
     Amount                                                                      Coupon     Maturity    Maturity*            Value
----------------------------------------------------------------------------------------------------------------------------------
New York Continued
----------------------------------------------------------------------------------------------------------------------------------
$   240,000     Nassau County, NY IDA (Hispanic Counseling Center)(1)            6.000%   11/01/2017   11/01/2017      $   232,039
----------------------------------------------------------------------------------------------------------------------------------
    145,000     Nassau County, NY IDA (Hofstra University)(1)                    5.000    07/01/2023   10/31/2011(A)       145,435
----------------------------------------------------------------------------------------------------------------------------------
 13,250,000     Nassau County, NY IDA (Keyspan-Glenwood Energy Center)(1)        5.250    06/01/2027   06/01/2013(A)    13,446,630
----------------------------------------------------------------------------------------------------------------------------------
    200,000     Nassau County, NY IDA (Life's WORCA)(1)                          5.950    11/01/2022   11/01/2022          184,814
----------------------------------------------------------------------------------------------------------------------------------
    500,000     Nassau County, NY IDA (New York Institute of Technology)(1)      5.000    03/01/2021   03/01/2020(A)       548,880
----------------------------------------------------------------------------------------------------------------------------------
    500,000     Nassau County, NY IDA (PLUS Group Home)(1)                       6.150    11/01/2022   11/01/2022          469,650
----------------------------------------------------------------------------------------------------------------------------------
     95,000     Nassau County, NY IDA (United Veteran's Beacon House)(1)         6.000    11/01/2017   11/01/2017           91,849
----------------------------------------------------------------------------------------------------------------------------------
    395,000     Nassau County, NY IDA (WORCA)(1)                                 6.000    12/01/2019   04/06/2016(B)       377,292
----------------------------------------------------------------------------------------------------------------------------------
     90,000     Nassau County, NY IDA, Series C(1)                               6.000    12/01/2019   05/15/2016(B)        85,965
----------------------------------------------------------------------------------------------------------------------------------
 21,000,000     Nassau County, NY Tobacco Settlement Corp.(1)                    5.250    06/01/2026   04/13/2024(B)    18,521,580
----------------------------------------------------------------------------------------------------------------------------------
    125,000     Nassau, NY IDA (EBS North Hills LLC)(1)                          7.000    11/01/2013   07/15/2012(A)       133,756
----------------------------------------------------------------------------------------------------------------------------------
     75,000     Nassau, NY IDA (EBS North Hills LLC)(1)                          7.000    11/01/2013   07/15/2012(A)        80,254
----------------------------------------------------------------------------------------------------------------------------------
     80,000     Nassau, NY IDA (EBS North Hills LLC)(1)                          7.000    11/01/2013   07/22/2012(A)        85,680
----------------------------------------------------------------------------------------------------------------------------------
     80,000     Nassau, NY IDA (EBS North Hills LLC)(1)                          7.000    11/01/2013   07/22/2012(A)        85,680
----------------------------------------------------------------------------------------------------------------------------------
 13,010,000     New Rochelle, NY IDA (College of New Rochelle)(1)                5.250    07/01/2027   01/01/2012(A)    13,034,589
----------------------------------------------------------------------------------------------------------------------------------
  5,655,000     New Rochelle, NY IDA (College of New Rochelle)(1)                5.500    07/01/2019   01/01/2012(A)     5,686,046
----------------------------------------------------------------------------------------------------------------------------------
  1,005,000     Newburgh, NY IDA (Bourne & Kenney Redevel. Company)(1)           5.650    08/01/2020   10/31/2011(A)     1,007,442
----------------------------------------------------------------------------------------------------------------------------------
  2,535,000     Newburgh, NY IDA (Bourne & Kenney Redevel. Company)(1)           5.750    02/01/2032   10/31/2011(A)     2,536,952
----------------------------------------------------------------------------------------------------------------------------------
    150,000     Niagara County, NY IDA (American Ref-Fuel Company)(1)            5.550    11/15/2024   11/15/2011(A)       151,752
----------------------------------------------------------------------------------------------------------------------------------
 12,690,000     Niagara County, NY IDA (Niagara Falls
                Memorial Medical Center)(1)                                      5.500    11/01/2035   09/17/2026(B)    11,099,562
----------------------------------------------------------------------------------------------------------------------------------
  1,000,000     Niagara County, NY IDA (Niagara Falls Memorial Medical Center)   5.750    06/01/2018   08/22/2015(B)       982,760
----------------------------------------------------------------------------------------------------------------------------------
  5,400,000     Niagara County, NY IDA (Niagara University)(1)                   5.400    11/01/2031   11/01/2012(A)     5,426,838
----------------------------------------------------------------------------------------------------------------------------------
  7,750,000     Niagara County, NY IDA (Solid Waste Disposal)(1)                 5.450    11/15/2026   11/15/2011(A)     7,841,605
----------------------------------------------------------------------------------------------------------------------------------
  9,535,000     Niagara County, NY IDA (Solid Waste Disposal)(1)                 5.550    11/15/2024   11/15/2011(A)     9,645,797
----------------------------------------------------------------------------------------------------------------------------------

6 | Limited Term New York Municipal Fund

LIMITED TERM NEW YORK MUNICIPAL FUND
STATEMENT OF INVESTMENTS September 30, 2011 (Unaudited)

  Principal                                                                                             Effective
     Amount                                                                     Coupon      Maturity    Maturity*            Value
----------------------------------------------------------------------------------------------------------------------------------
New York Continued
----------------------------------------------------------------------------------------------------------------------------------
$12,450,000     Niagara County, NY IDA (Solid Waste Disposal)(1)                 5.625%   11/15/2024   11/15/2011(A)   $12,597,035
----------------------------------------------------------------------------------------------------------------------------------
     90,000     Niagara County, NY Tobacco Asset Securitization Corp.(1)         5.500    05/15/2020   05/15/2012(B)        86,297
----------------------------------------------------------------------------------------------------------------------------------
  1,175,000     Niagara County, NY Tobacco Asset Securitization Corp.(1)         5.875    05/15/2022   05/15/2015(B)     1,143,722
----------------------------------------------------------------------------------------------------------------------------------
  1,105,000     Niagara County, NY Tobacco Asset Securitization Corp.(1)         6.250    05/15/2034   01/12/2027(B)     1,008,545
----------------------------------------------------------------------------------------------------------------------------------
    945,000     Niagara County, NY Tobacco Asset Securitization Corp.(1)         6.250    05/15/2040   01/27/2031(B)       843,970
----------------------------------------------------------------------------------------------------------------------------------
 11,995,000     Niagara County, NY Tobacco Asset Securitization Corp.            6.750    05/15/2029   08/07/2021(B)    11,902,279
----------------------------------------------------------------------------------------------------------------------------------
     20,000     Niagara County, NY Tobacco Asset Securitization Corp. (TASC)(1)  5.750    05/15/2021   05/15/2013(B)        19,466
----------------------------------------------------------------------------------------------------------------------------------
  1,000,000     Niagara Falls, NY Public Water Authority(1)                      5.500    07/15/2034   07/15/2015(A)     1,025,140
----------------------------------------------------------------------------------------------------------------------------------
     75,000     Niagara, NY Frontier Transportation Authority
               (Buffalo Niagara International Airport)                           5.000    04/01/2013   10/31/2011(A)        75,080
----------------------------------------------------------------------------------------------------------------------------------
     60,000     Niagara, NY Frontier Transportation Authority
               (Buffalo Niagara International Airport)(1)                        5.500    04/01/2016   10/31/2011(A)        60,048
----------------------------------------------------------------------------------------------------------------------------------
 10,210,000     Niagara, NY Frontier Transportation Authority
               (Buffalo Niagara International Airport)(1)                        5.625    04/01/2029   03/13/2025(B)     9,993,242
----------------------------------------------------------------------------------------------------------------------------------
     20,000     Niagara, NY Frontier Transportation Authority
               (Buffalo Niagara International Airport)                           5.750    04/01/2012   10/31/2011(A)        20,039
----------------------------------------------------------------------------------------------------------------------------------
    360,000     Niagara, NY Frontier Transportation Authority
               (Buffalo Niagara International Airport)(1)                        5.750    04/01/2019   10/31/2011(A)       360,115
----------------------------------------------------------------------------------------------------------------------------------
     75,000     Niagara, NY Frontier Transportation Authority
                International Airport(1)                                         5.000    04/01/2018   05/05/2016(B)        74,795
----------------------------------------------------------------------------------------------------------------------------------
  1,070,000     North Babylon, NY Volunteer Fire Company(1)                      5.750    08/01/2022   10/31/2011(A)     1,070,621
----------------------------------------------------------------------------------------------------------------------------------
    735,000     NY Capital District Youth Center(1)                              6.000    02/01/2017   02/01/2012(A)       744,893
----------------------------------------------------------------------------------------------------------------------------------
     65,000     NY Counties Tobacco Trust I(1)                                   5.875    06/01/2014   06/01/2014           64,481
----------------------------------------------------------------------------------------------------------------------------------
  4,670,000     NY Counties Tobacco Trust I(1)                                   6.300    06/01/2019   12/01/2011(A)     4,669,673
----------------------------------------------------------------------------------------------------------------------------------
  4,360,000     NY Counties Tobacco Trust I(1)                                   6.500    06/01/2035   12/09/2018(B)     4,075,815
----------------------------------------------------------------------------------------------------------------------------------
  3,295,000     NY Counties Tobacco Trust I(1)                                   6.625    06/01/2042   12/25/2023(B)     3,082,604
----------------------------------------------------------------------------------------------------------------------------------
 12,615,000     NY Counties Tobacco Trust II (TASC)(1)                           5.250    06/01/2025   08/08/2012(B)    11,487,345
----------------------------------------------------------------------------------------------------------------------------------
    865,000     NY Counties Tobacco Trust II (TASC)(1)                           5.625    06/01/2035   09/29/2020(B)       691,325
----------------------------------------------------------------------------------------------------------------------------------
  1,055,000     NY Counties Tobacco Trust II (TASC)(1)                           5.750    06/01/2013   06/01/2013        1,049,103
----------------------------------------------------------------------------------------------------------------------------------
  1,925,000     NY Counties Tobacco Trust II (TASC)(1)                           5.750    06/01/2014   06/01/2014        1,903,286
----------------------------------------------------------------------------------------------------------------------------------

7 | Limited Term New York Municipal Fund

LIMITED TERM NEW YORK MUNICIPAL FUND
STATEMENT OF INVESTMENTS September 30, 2011 (Unaudited)

  Principal                                                                                             Effective
     Amount                                                                     Coupon      Maturity    Maturity*            Value
----------------------------------------------------------------------------------------------------------------------------------
New York Continued
----------------------------------------------------------------------------------------------------------------------------------
$   750,000     NY Counties Tobacco Trust II (TASC)(1)                           5.750%   06/01/2043   02/28/2027(B)   $   570,960
----------------------------------------------------------------------------------------------------------------------------------
  2,120,000     NY Counties Tobacco Trust II (TASC)(1)                           6.000    06/01/2015   06/01/2015        2,100,517
----------------------------------------------------------------------------------------------------------------------------------
  2,330,000     NY Counties Tobacco Trust II (TASC)(1)                           6.000    06/01/2016   06/01/2016        2,294,398
----------------------------------------------------------------------------------------------------------------------------------
  1,115,000     NY Counties Tobacco Trust III(1)                                 5.000    06/01/2027   06/01/2027        1,099,446
----------------------------------------------------------------------------------------------------------------------------------
  4,980,000     NY Counties Tobacco Trust III(1)                                 5.750    06/01/2033   02/18/2013(B)     4,624,826
----------------------------------------------------------------------------------------------------------------------------------
 18,575,000     NY Counties Tobacco Trust III(1)                                 6.000    06/01/2043   04/04/2017(B)    15,918,404
----------------------------------------------------------------------------------------------------------------------------------
  2,835,000     NY Counties Tobacco Trust IV(1)                                  4.250    06/01/2021   01/15/2013(B)     2,733,847
----------------------------------------------------------------------------------------------------------------------------------
  4,520,000     NY Counties Tobacco Trust IV (TASC)(1)                           4.750    06/01/2026   08/18/2018(B)     3,949,531
----------------------------------------------------------------------------------------------------------------------------------
 38,400,000     NY Counties Tobacco Trust IV (TASC)(1)                           6.250    06/01/2041   01/01/2027(B)    37,128,192
----------------------------------------------------------------------------------------------------------------------------------
    500,000     NY Grand Central BID (Grand Central District Management)(1)      5.000    01/01/2022   01/01/2014(A)       536,360
----------------------------------------------------------------------------------------------------------------------------------
     85,000     NY MTA Commuter Facilities (Grand Central Terminal)              5.500    07/01/2012   10/31/2011(A)        85,335
----------------------------------------------------------------------------------------------------------------------------------
     25,000     NY MTA Commuter Facilities, Series 7(1)                          5.625    07/01/2016   10/31/2011(A)        26,124
----------------------------------------------------------------------------------------------------------------------------------
      5,000     NY MTA Commuter Facilities, Series B(1)                          5.000    07/01/2017   10/31/2011(A)         5,226
----------------------------------------------------------------------------------------------------------------------------------
     50,000     NY MTA Commuter Facilities, Series B(1)                          5.125    07/01/2024   10/31/2011(A)        52,341
----------------------------------------------------------------------------------------------------------------------------------
      5,000     NY MTA Commuter Facilities, Series D(1)                          5.000    07/01/2016   10/31/2011(A)         5,226
----------------------------------------------------------------------------------------------------------------------------------
 20,795,000     NY MTA Service Contract, Series A(1)                             5.125    01/01/2029   07/01/2012(A)    21,320,906
----------------------------------------------------------------------------------------------------------------------------------
 35,480,000     NY MTA Service Contract, Series A(1)                             5.750    07/01/2031   07/01/2012(A)    36,523,467
----------------------------------------------------------------------------------------------------------------------------------
 33,290,000     NY MTA Service Contract, Series B(1)                             5.250    01/01/2031   07/01/2012(A)    34,132,570
----------------------------------------------------------------------------------------------------------------------------------
    300,000     NY MTA, Series 2008C(1)                                          6.250    11/15/2023   11/15/2018(A)       356,337
----------------------------------------------------------------------------------------------------------------------------------
  2,000,000     NY MTA, Series A                                                 5.000    07/01/2025   07/01/2012(A)     2,052,080
----------------------------------------------------------------------------------------------------------------------------------
 53,915,000     NY MTA, Series A(1)                                              5.000    11/15/2025   11/15/2012(A)    55,929,804
----------------------------------------------------------------------------------------------------------------------------------
 10,785,000     NY MTA, Series A(1)                                              5.000    11/15/2026   05/15/2016(A)    11,831,792
----------------------------------------------------------------------------------------------------------------------------------
    270,000     NY MTA, Series A(1)                                              5.000    11/15/2030   11/15/2012(A)       280,406
----------------------------------------------------------------------------------------------------------------------------------
  5,395,000     NY MTA, Series A(1)                                              5.000    11/15/2030   11/15/2012(A)     5,490,168
----------------------------------------------------------------------------------------------------------------------------------
  4,180,000     NY MTA, Series A(1)                                              5.125    11/15/2021   11/15/2012(A)     4,340,679
----------------------------------------------------------------------------------------------------------------------------------
 24,320,000     NY MTA, Series A(1)                                              5.125    11/15/2031   11/15/2012(A)    24,763,354
----------------------------------------------------------------------------------------------------------------------------------
 34,000,000     NY MTA, Series A(1)                                              5.250    01/01/2023   07/01/2012(A)    34,987,700
----------------------------------------------------------------------------------------------------------------------------------
    300,000     NY MTA, Series A(1)                                              5.250    11/15/2024   11/15/2012(A)       313,215
----------------------------------------------------------------------------------------------------------------------------------
 12,475,000     NY MTA, Series A(1)                                              5.250    11/15/2029   05/15/2016(A)    13,852,989
----------------------------------------------------------------------------------------------------------------------------------
    225,000     NY MTA, Series A(1)                                              5.250    11/15/2031   11/15/2012(A)       229,410
----------------------------------------------------------------------------------------------------------------------------------
  1,150,000     NY MTA, Series A(1)                                              5.500    11/15/2019   11/15/2012(A)     1,200,313
----------------------------------------------------------------------------------------------------------------------------------
     50,000     NY MTA, Series A                                                 5.625    01/01/2012   10/31/2011(A)        50,192
----------------------------------------------------------------------------------------------------------------------------------
    455,000     NY MTA, Series A(1)                                              5.750    11/15/2032   11/15/2012(A)       473,355
----------------------------------------------------------------------------------------------------------------------------------
 11,020,000     NY MTA, Series A(1)                                              5.750    11/15/2032   11/15/2012(A)    11,464,547
----------------------------------------------------------------------------------------------------------------------------------

8 | Limited Term New York Municipal Fund

LIMITED TERM NEW YORK MUNICIPAL FUND
STATEMENT OF INVESTMENTS September 30, 2011 (Unaudited)

       Principal                                                                Effective
          Amount                                          Coupon     Maturity   Maturity*             Value
-----------------------------------------------------------------------------------------------------------
New York Continued
-----------------------------------------------------------------------------------------------------------
     $ 5,000,000     NY MTA, Series B(1)                   5.000%  11/15/2025  11/15/2015(A)    $ 5,262,950
-----------------------------------------------------------------------------------------------------------
      16,500,000     NY MTA, Series B(1)                   5.250   11/15/2025  11/15/2013(A)     17,053,245
-----------------------------------------------------------------------------------------------------------
       6,500,000     NY MTA, Series B(1)                   5.250   11/15/2027  11/15/2019(A)      7,203,560
-----------------------------------------------------------------------------------------------------------
         100,000     NY MTA, Series E(1)                   5.250   11/15/2031  11/15/2012(A)        101,960
---------------- ------------------------------------------------------------------------------------------
          50,000     NY MTA, Series E(1)                   5.500   11/15/2021  11/15/2012(A)         52,073
---------------- ------------------------------------------------------------------------------------------
       2,205,000     NY MTA, Series F(1)                   5.000   11/15/2030  11/15/2015(A)      2,268,967
-----------------------------------------------------------------------------------------------------------
       8,550,000     NY MTA, Series F(1)                   5.000   11/15/2031  11/15/2012(A)      8,696,120
-----------------------------------------------------------------------------------------------------------
          35,000     NY New Hartford-Sunset Wood
                     Funding Corp.(1)                      5.950   08/01/2027  02/01/2012(A)         35,174
-----------------------------------------------------------------------------------------------------------
          50,000     NY Oneida Healthcare Corp.
                     (Oneida Health Systems)(1)            5.300   02/01/2021  02/01/2012(A)         50,530
-----------------------------------------------------------------------------------------------------------
       3,330,000     NY Oneida Healthcare Corp.
                     (Oneida Health Systems)(1)            5.500   02/01/2016  02/01/2012(A)      3,368,961
-----------------------------------------------------------------------------------------------------------
      10,000,000     NY Sales Tax Asset Receivable
                     Corp.(1)                              5.000   10/15/2026  10/15/2014(A)     10,939,800
-----------------------------------------------------------------------------------------------------------
       4,000,000     NY Seneca Nation Indians Capital
                     Improvements(1)                       5.000   12/01/2023  11/11/2020(B)      3,351,760
-----------------------------------------------------------------------------------------------------------
      10,450,000     NY Seneca Nation Indians Capital
                     Improvements(1)                       5.250   12/01/2016  06/14/2015(B)      9,814,745
-----------------------------------------------------------------------------------------------------------
         500,000     NY Tobacco Settlement Financing
                     Corp. (TASC)(1)                       5.250   06/01/2020  06/01/2013(A)        535,085
-----------------------------------------------------------------------------------------------------------
       2,220,000     NY Tobacco Settlement Financing
                     Corp. (TASC)(1)                       5.250   06/01/2021  06/01/2013(A)      2,375,777
-----------------------------------------------------------------------------------------------------------
       5,530,000     NY Tobacco Settlement Financing
                     Corp. (TASC)(1)                       5.500   06/01/2018  06/01/2012(A)      5,682,628
-----------------------------------------------------------------------------------------------------------
      15,470,000     NY Tobacco Settlement Financing
                     Corp. (TASC)(1)                       5.500   06/01/2018  06/01/2012(A)     16,003,715
-----------------------------------------------------------------------------------------------------------
      20,500,000     NY Tobacco Settlement Financing
                     Corp. (TASC)(1)                       5.500   06/01/2019  06/01/2013(A)     22,023,150
-----------------------------------------------------------------------------------------------------------
      11,000,000     NY Tobacco Settlement Financing
                     Corp. (TASC)(1)                       5.500   06/01/2020  06/01/2013(A)     11,817,300
-----------------------------------------------------------------------------------------------------------
      18,395,000     NY Tobacco Settlement Financing
                     Corp. (TASC)(1)                       5.500   06/01/2021  06/01/2013(A)     19,761,749
-----------------------------------------------------------------------------------------------------------
      20,000,000     NY Triborough Bridge & Tunnel
                     Authority(1)                          5.000   01/01/2023  01/01/2012(A)     20,220,000
-----------------------------------------------------------------------------------------------------------
          40,000     NY Triborough Bridge & Tunnel
                     Authority(1)                          5.000   01/01/2024  10/31/2011(A)         40,143
-----------------------------------------------------------------------------------------------------------
      20,000,000     NY Triborough Bridge & Tunnel
                     Authority(1)                          5.000   11/15/2025  11/15/2012(A)     20,924,400
-----------------------------------------------------------------------------------------------------------
       24,890,00    NY Triborough Bridge & Tunnel
                     Authority(1)                          5.000   11/15/2026  11/15/2012(A)     25,792,511
-----------------------------------------------------------------------------------------------------------
         150,000     NY Triborough Bridge & Tunnel
                     Authority(1)                          5.000   01/01/2027  01/01/2012(A)        151,379
-----------------------------------------------------------------------------------------------------------
      10,000,000     NY Triborough Bridge & Tunnel
                     Authority(1)                          5.250   11/15/2023  11/15/2012(A)     10,445,100
-----------------------------------------------------------------------------------------------------------
       3,000,000     NY Triborough Bridge & Tunnel
                     Authority, Series B(1)                5.000   11/15/2027  11/15/2012(A)      3,115,620
-----------------------------------------------------------------------------------------------------------

9 | Limited Term New York Municipal Fund

LIMITED TERM NEW YORK MUNICIPAL FUND
STATEMENT OF INVESTMENTS September 30, 2011 (Unaudited)

    Principal                                                                    Effective
       Amount                                             Coupon     Maturity    Maturity*             Value
------------------------------------------------------------------------------------------------------------
New York Continued
------------------------------------------------------------------------------------------------------------
 $159,590,000        NY TSASC, Inc. (TFABs)(1)             4.750%  06/01/2022  01/21/2015(B)    $153,627,718
------------------------------------------------------------------------------------------------------------
   91,000,000        NY TSASC, Inc. (TFABs)(1)             5.000   06/01/2026  06/05/2022(B)      84,802,900
------------------------------------------------------------------------------------------------------------
   14,740,000        NY TSASC, Inc. (TFABs)(1)             5.000   06/01/2034  06/26/2028(B)      11,221,267
------------------------------------------------------------------------------------------------------------
      170,000        NY Valley Health Devel. Corp.(1)      6.750   05/20/2022  11/20/2011(A)         177,194
------------------------------------------------------------------------------------------------------------
   10,000,000        NYC Capital Resources Corp. (Albee
                     Retail Devel.)(1)                     7.250   11/01/2042  11/01/2014(C)       9,994,700
------------------------------------------------------------------------------------------------------------
        5,000        NYC GO                                5.000   08/01/2015  10/31/2011(A)           5,018
------------------------------------------------------------------------------------------------------------
      425,000        NYC GO(1)                             5.000   08/01/2020  08/01/2014(A)         464,750
------------------------------------------------------------------------------------------------------------
        5,000        NYC GO(1)                             5.000   08/01/2022  10/31/2011(A)           5,016
------------------------------------------------------------------------------------------------------------
      500,000        NYC GO(1)                             5.000   08/01/2022  08/01/2015(A)         552,090
------------------------------------------------------------------------------------------------------------
       40,000        NYC GO(1)                             5.000   09/15/2022  09/15/2013(A)          42,680
------------------------------------------------------------------------------------------------------------
   29,000,000        NYC GO(2)                             5.000   06/01/2023  06/01/2015(B)      31,965,250
------------------------------------------------------------------------------------------------------------
    8,065,000        NYC GO(1)                             5.000   08/01/2023  08/01/2019(A)       9,171,599
------------------------------------------------------------------------------------------------------------
      615,000        NYC GO(1)                             5.000   08/01/2023  08/01/2015(A)         678,591
------------------------------------------------------------------------------------------------------------
   10,000,000        NYC GO(2)                             5.000   08/15/2023  04/10/2020(B)      10,938,669
------------------------------------------------------------------------------------------------------------
    4,945,000        NYC GO(1)                             5.000   09/01/2023  09/01/2015(A)       5,459,379
------------------------------------------------------------------------------------------------------------
   11,340,000        NYC GO(2)                             5.000   12/01/2023  03/01/2021(B)      12,509,948
------------------------------------------------------------------------------------------------------------
    2,000,000        NYC GO(1)                             5.000   08/01/2024  02/01/2016(A)       2,231,220
------------------------------------------------------------------------------------------------------------
   21,015,000        NYC GO(1)                             5.000   08/01/2024  08/01/2016(A)      23,446,225
------------------------------------------------------------------------------------------------------------
    3,650,000        NYC GO(1)                             5.000   12/01/2024  12/01/2014(A)       4,032,557
------------------------------------------------------------------------------------------------------------
   10,000,000        NYC GO(1)                             5.000   11/01/2025  11/01/2014(A)      11,008,600
------------------------------------------------------------------------------------------------------------
   19,505,000        NYC GO(1)                             5.000   08/01/2028  08/01/2019(A)      21,247,187
------------------------------------------------------------------------------------------------------------
    1,000,000        NYC GO(1)                             5.000   10/15/2029  10/15/2013(A)       1,027,010
------------------------------------------------------------------------------------------------------------
   10,000,000        NYC GO(2)                             5.000   04/01/2030  05/05/2027(B)      10,404,611
------------------------------------------------------------------------------------------------------------
        5,000        NYC GO                                5.125   08/01/2018  10/31/2011(A)           5,019
------------------------------------------------------------------------------------------------------------
       10,000        NYC GO(1)                             5.125   08/01/2022  10/31/2011(A)          10,033
------------------------------------------------------------------------------------------------------------
    6,500,000        NYC GO(1)                             5.125   12/01/2024  12/01/2017(A)       7,244,900
------------------------------------------------------------------------------------------------------------
        5,000        NYC GO(1)                             5.125   03/15/2025  03/15/2012(A)           5,113
------------------------------------------------------------------------------------------------------------
       15,000        NYC GO(1)                             5.125   08/01/2025  10/31/2011(A)          15,049
------------------------------------------------------------------------------------------------------------
        5,000        NYC GO(1)                             5.125   08/01/2025  10/31/2011(A)           5,016
------------------------------------------------------------------------------------------------------------
       10,000        NYC GO(1)                             5.125   08/01/2025  10/31/2011(A)          10,033
------------------------------------------------------------------------------------------------------------
        5,000        NYC GO                                5.250   08/01/2012  10/31/2011(A)           5,020
------------------------------------------------------------------------------------------------------------
        5,000        NYC GO                                5.250   08/01/2015  10/31/2011(A)           5,020
------------------------------------------------------------------------------------------------------------
       10,000        NYC GO(1)                             5.250   01/15/2023  01/15/2013(A)          10,636
------------------------------------------------------------------------------------------------------------
       15,000        NYC GO(1)                             5.250   01/15/2023  01/15/2013(A)          15,733
------------------------------------------------------------------------------------------------------------
    1,000,000        NYC GO(1)                             5.250   08/15/2024  08/15/2014(A)       1,099,030
------------------------------------------------------------------------------------------------------------
      120,000        NYC GO(1)                             5.250   06/01/2027  06/01/2012(A)         123,252
------------------------------------------------------------------------------------------------------------
       20,000        NYC GO(1)                             5.250   06/01/2027  06/01/2012(A)          20,677
------------------------------------------------------------------------------------------------------------
       40,000        NYC GO(1)                             5.250   01/15/2028  01/15/2013(A)          42,545
------------------------------------------------------------------------------------------------------------
      180,000        NYC GO(1)                             5.250   01/15/2028  01/15/2013(A)         183,897
------------------------------------------------------------------------------------------------------------
    9,500,000        NYC GO(1)                             5.250   04/01/2028  04/01/2019(A)      10,476,695
------------------------------------------------------------------------------------------------------------
       30,000        NYC GO(1)                             5.250   01/15/2033  01/15/2013(A)          31,909
------------------------------------------------------------------------------------------------------------
      150,000        NYC GO(1)                             5.250   01/15/2033  01/15/2013(A)         152,300
------------------------------------------------------------------------------------------------------------

10 | Limited Term New York Municipal Fund

LIMITED TERM NEW YORK MUNICIPAL FUND
STATEMENT OF INVESTMENTS September 30, 2011 (Unaudited)

      Principal                                                             Effective
         Amount                                       Coupon    Maturity    Maturity*            Value
------------------------------------------------------------------------------------------------------
New York Continued
------------------------------------------------------------------------------------------------------
     $    5,000      NYC GO(1)                         5.300%  08/01/2024  10/31/2011(A)    $    5,018
------------------------------------------------------------------------------------------------------
         70,000      NYC GO(1)                         5.300   01/15/2026  01/15/2013(A)        72,782
------------------------------------------------------------------------------------------------------
          5,000      NYC GO                            5.375   08/01/2015  10/31/2011(A)         5,020
------------------------------------------------------------------------------------------------------
         50,000      NYC GO(1)                         5.375   03/01/2027  03/01/2013(A)        53,573
------------------------------------------------------------------------------------------------------
         55,000      NYC GO(1)                         5.375   08/01/2027  10/31/2011(A)        55,170
------------------------------------------------------------------------------------------------------
         70,000      NYC GO(1)                         5.500   08/01/2022  10/31/2011(A)        70,260
------------------------------------------------------------------------------------------------------
        100,000      NYC GO(1)                         5.500   08/01/2022  10/31/2011(A)       100,371
------------------------------------------------------------------------------------------------------
        140,000      NYC GO(1)                         5.500   06/01/2023  06/01/2013(A)       149,472
------------------------------------------------------------------------------------------------------
        670,000      NYC GO(1)                         5.500   06/01/2023  06/01/2013(A)       727,560
------------------------------------------------------------------------------------------------------
         20,000      NYC GO(1)                         5.500   02/15/2026  10/31/2011(A)        20,067
------------------------------------------------------------------------------------------------------
         50,000      NYC GO(1)                         5.500   02/15/2026  10/31/2011(A)        50,168
------------------------------------------------------------------------------------------------------
        835,000      NYC GO(1)                         5.500   06/01/2028  06/01/2012(A)       859,182
------------------------------------------------------------------------------------------------------
         15,000      NYC GO(1)                         5.500   06/01/2028  06/01/2012(A)        15,533
------------------------------------------------------------------------------------------------------
         15,000      NYC GO(1)                         5.500   11/15/2037  10/31/2011(A)        15,051
------------------------------------------------------------------------------------------------------
         30,000      NYC GO(1)                         5.600   12/01/2013  12/01/2011(A)        30,257
------------------------------------------------------------------------------------------------------
         10,000      NYC GO                            5.750   05/15/2012  10/31/2011(A)        10,044
------------------------------------------------------------------------------------------------------
         10,000      NYC GO                            5.750   05/15/2012  10/31/2011(A)        10,044
------------------------------------------------------------------------------------------------------
        570,000      NYC GO(1)                         5.750   03/01/2018  03/01/2013(A)       613,753
------------------------------------------------------------------------------------------------------
        465,000      NYC GO(1)                         5.750   08/01/2018  08/01/2012(A)       483,065
------------------------------------------------------------------------------------------------------
         35,000      NYC GO(1)                         5.750   08/01/2018  08/01/2012(A)        36,623
------------------------------------------------------------------------------------------------------
         55,000      NYC GO(1)                         5.750   08/01/2018  08/01/2012(A)        57,551
------------------------------------------------------------------------------------------------------
        255,000      NYC GO(1)                         5.750   08/01/2018  08/01/2012(A)       265,588
------------------------------------------------------------------------------------------------------
         20,000      NYC GO                            5.875   08/01/2015  10/31/2011(A)        20,090
------------------------------------------------------------------------------------------------------
         65,000      NYC GO(1)                         5.875   06/01/2019  06/01/2012(A)        67,473
------------------------------------------------------------------------------------------------------
      4,090,000      NYC GO(1)                         5.875   06/01/2019  06/01/2012(A)     4,220,880
------------------------------------------------------------------------------------------------------
         85,000      NYC GO(1)                         5.875   08/01/2019  08/01/2012(A)        89,032
------------------------------------------------------------------------------------------------------
      5,365,000      NYC GO(1)                         5.875   08/01/2019  08/01/2012(A)     5,579,010
------------------------------------------------------------------------------------------------------
          5,000      NYC GO                            6.000   02/01/2012  10/31/2011(A)         5,023
------------------------------------------------------------------------------------------------------
          5,000      NYC GO                            6.000   08/01/2017  10/31/2011(A)         5,023
------------------------------------------------------------------------------------------------------
          5,000      NYC GO(1)                         6.000   02/01/2022  10/31/2011(A)         5,021
------------------------------------------------------------------------------------------------------
         35,000      NYC GO(1)                         6.000   02/15/2024  10/31/2011(A)        35,147
------------------------------------------------------------------------------------------------------
        590,000      NYC GO                            6.350   05/15/2014  10/31/2011(A)       592,873
------------------------------------------------------------------------------------------------------
         80,000      NYC GO(1)                         7.000   02/01/2012  02/01/2012           81,782
------------------------------------------------------------------------------------------------------
          5,000      NYC GO                            7.000   02/01/2018  10/31/2011(A)         5,027
------------------------------------------------------------------------------------------------------
         45,000      NYC GO(1)                         7.750   08/15/2027  02/15/2012(A)        46,022
------------------------------------------------------------------------------------------------------
        221,162      NYC HDC (Bay Towers)(1)           6.500   08/15/2017  10/31/2011(A)       221,803
------------------------------------------------------------------------------------------------------
      2,583,092      NYC HDC (East Midtown Plaza)      6.500   11/15/2018  10/31/2011(A)     2,592,262
------------------------------------------------------------------------------------------------------
         25,816      NYC HDC (Essex Terrace)           6.500   07/15/2018  10/31/2011(A)        25,908
------------------------------------------------------------------------------------------------------
        198,404      NYC HDC (Kingsbridge Arms)(1)     6.500   08/15/2017  10/31/2011(A)       198,995
------------------------------------------------------------------------------------------------------
      1,500,000      NYC HDC (Multifamily Hsg.)(1)     5.000   11/01/2030  10/14/2025(B)     1,482,675
------------------------------------------------------------------------------------------------------
        565,000      NYC HDC (Multifamily Hsg.)(1)     5.050   11/01/2023  11/01/2012(A)       569,040
------------------------------------------------------------------------------------------------------
         30,000      NYC HDC (Multifamily Hsg.)(1)     5.100   11/01/2018  05/01/2018(A)        31,337
------------------------------------------------------------------------------------------------------

11 | Limited Term New York Municipal Fund

LIMITED TERM NEW YORK MUNICIPAL FUND
STATEMENT OF INVESTMENTS September 30, 2011 (Unaudited)

     Principal                                                                  Effective
        Amount                                            Coupon     Maturity   Maturity*             Value
-----------------------------------------------------------------------------------------------------------
New York Continued
-----------------------------------------------------------------------------------------------------------
   $   515,000       NYC HDC (Multifamily Hsg.)(1)         5.100%  11/01/2027  05/01/2017(A)    $   524,945
-----------------------------------------------------------------------------------------------------------
       260,000       NYC HDC (Multifamily Hsg.)(1)         5.200   11/01/2035  05/01/2018(A)        260,203
-----------------------------------------------------------------------------------------------------------
     4,785,000       NYC HDC (Multifamily Hsg.)(1)         5.500   11/01/2028  05/01/2018(A)      4,941,470
-----------------------------------------------------------------------------------------------------------
       200,000       NYC HDC (Multifamily Hsg.)(1)         6.250   11/01/2023  11/01/2018(A)        219,500
-----------------------------------------------------------------------------------------------------------
       900,000       NYC HDC (Multifamily Hsg.),
                     Series A(1)                           5.375   11/01/2023  05/01/2012(A)        905,373
-----------------------------------------------------------------------------------------------------------
       150,000       NYC HDC (Multifamily Hsg.),
                     Series E(1)                           6.250   05/01/2036  11/01/2011(A)        150,158
-----------------------------------------------------------------------------------------------------------
    13,000,000       NYC HDC, Series A(1)                  5.000   07/01/2025  07/01/2015(A)     13,672,490
-----------------------------------------------------------------------------------------------------------
     2,215,000       NYC HDC, Series C(1)                  5.000   11/01/2026  11/01/2015(A)      2,246,342
-----------------------------------------------------------------------------------------------------------
    11,460,000       NYC Health & Hospital Corp.(1)        5.000   02/15/2024  02/15/2020(A)     12,615,053
-----------------------------------------------------------------------------------------------------------
       100,000       NYC Health & Hospital Corp.(1)        5.375   02/15/2026  02/15/2012(A)        101,952
-----------------------------------------------------------------------------------------------------------
    17,300,000       NYC Health & Hospital Corp.
                     (Health System)(1)                    5.000   02/15/2030  02/15/2020(A)     18,261,707
-----------------------------------------------------------------------------------------------------------
     9,400,000       NYC IDA (AIRIS JFK I/JFK
                     International Airport)(1)             5.500   07/01/2028  09/16/2023(B)      8,157,602
-----------------------------------------------------------------------------------------------------------
     7,055,000       NYC IDA (AIRIS JFK I/JFK
                     International Airport)(1)             6.000   07/01/2015  04/10/2014(B)      6,952,561
-----------------------------------------------------------------------------------------------------------
     1,265,000       NYC IDA (Beth Abraham Health
                     Services)(1)                          6.000   02/15/2013  08/21/2012(B)      1,260,661
-----------------------------------------------------------------------------------------------------------
       395,000       NYC IDA (Beth Abraham Health
                     Services)(1)                          6.000   11/15/2013  11/29/2012(B)        392,962
-----------------------------------------------------------------------------------------------------------
       190,000       NYC IDA (Beth Abraham Health
                     Services)(1)                          6.000   11/15/2013  11/24/2012(B)        189,020
-----------------------------------------------------------------------------------------------------------
       570,000       NYC IDA (Calhoun School)(1)           6.250   12/01/2016  08/11/2014(B)        580,602
-----------------------------------------------------------------------------------------------------------
     4,010,000       NYC IDA (Calhoun School)(1)           6.250   12/01/2017  12/01/2011(A)      4,012,085
-----------------------------------------------------------------------------------------------------------
       440,000       NYC IDA (Center for Elimination of
                     Family Violence)(1)                   6.250   11/01/2016  07/04/2014(B)        434,240
-----------------------------------------------------------------------------------------------------------
     6,375,000       NYC IDA (Chapin School)(1)            4.800   11/01/2018  02/24/2015(A)      6,493,448
-----------------------------------------------------------------------------------------------------------
       525,000       NYC IDA (Comprehensive Care
                     Management)(1)                        5.625   11/01/2015  12/12/2013(B)        528,486
-----------------------------------------------------------------------------------------------------------
       400,000       NYC IDA (Comprehensive Care
                     Management)(1)                        5.625   11/01/2015  12/04/2013(B)        402,656
-----------------------------------------------------------------------------------------------------------
     2,045,000       NYC IDA (Comprehensive Care
                     Management)(1)                        5.750   08/01/2018  03/14/2014(A)      2,048,108
-----------------------------------------------------------------------------------------------------------
     2,175,000       NYC IDA (Comprehensive Care
                     Management)(1)                        5.750   11/01/2018  03/14/2014(A)      2,178,306
-----------------------------------------------------------------------------------------------------------
     2,270,000       NYC IDA (Comprehensive Care
                     Management)(1)                        5.750   05/01/2019  02/18/2016(B)      2,269,251
-----------------------------------------------------------------------------------------------------------
       595,000       NYC IDA (Family Support
                     Systems)(3)                           6.500   11/01/2014  06/01/2013(B)        412,930
-----------------------------------------------------------------------------------------------------------
       650,000       NYC IDA (Gourmet Boutique)(1)         5.250   11/01/2013  10/26/2012(B)        613,386
-----------------------------------------------------------------------------------------------------------
     1,285,000       NYC IDA (Guttmacher Institute)(1)     5.250   12/01/2016  07/15/2014(B)      1,212,667
-----------------------------------------------------------------------------------------------------------
       200,000       NYC IDA (Horace Mann School)          5.000   07/01/2018  10/31/2011(A)        200,578
-----------------------------------------------------------------------------------------------------------
       545,000       NYC IDA (Horace Mann School)(1)       5.000   07/01/2023  10/31/2011(A)        546,542
-----------------------------------------------------------------------------------------------------------
       400,000       NYC IDA (Independent Living
                     Assoc.)(1)                            6.200   07/01/2020  11/25/2016(B)        385,048
-----------------------------------------------------------------------------------------------------------

12 | Limited Term New York Municipal Fund

LIMITED TERM NEW YORK MUNICIPAL FUND
STATEMENT OF INVESTMENTS September 30, 2011 (Unaudited)

      Principal                                                                  Effective
         Amount                                           Coupon     Maturity    Maturity*            Value
-----------------------------------------------------------------------------------------------------------
New York Continued
-----------------------------------------------------------------------------------------------------------
    $26,150,000      NYC IDA (Liberty-7 World Trade
                     Center)(1)                            6.250%  03/01/2015  03/01/2012(A)    $26,252,770
-----------------------------------------------------------------------------------------------------------
      2,030,000      NYC IDA (Lycee Francais De New
                     York)(1)                              5.375   06/01/2023  12/01/2012(A)      2,069,849
-----------------------------------------------------------------------------------------------------------
      2,355,000      NYC IDA (Lycee Francais De New
                     York)(1)                              5.500   06/01/2013  12/01/2012(A)      2,470,583
-----------------------------------------------------------------------------------------------------------
        730,000      NYC IDA (Lycee Francais De New
                     York)(1)                              5.500   06/01/2015  12/01/2012(A)        759,653
-----------------------------------------------------------------------------------------------------------
      2,880,000      NYC IDA (Lycee Francais De New
                     York)(1)                              5.500   06/01/2016  12/01/2012(A)      2,990,851
-----------------------------------------------------------------------------------------------------------
      2,000,000      NYC IDA (Lycee Francais De New
                     York)(1)                              5.500   06/01/2017  12/01/2012(A)      2,069,520
-----------------------------------------------------------------------------------------------------------
      3,210,000      NYC IDA (Lycee Francais De New
                     York)(1)                              5.500   06/01/2018  12/01/2012(A)      3,311,629
-----------------------------------------------------------------------------------------------------------
        570,000      NYC IDA (Manhattan Community
                     Access Corp.)(1)                      5.250   12/01/2016  07/15/2014(B)        537,692
-----------------------------------------------------------------------------------------------------------
      3,065,000      NYC IDA (Margaret Tietz Nursing &
                     Rehabilitation Center)(1)             5.375   11/01/2016  06/28/2014(B)      2,892,379
-----------------------------------------------------------------------------------------------------------
        345,000      NYC IDA (Margaret Tietz Nursing &
                     Rehabilitation Center)(1)             5.375   11/01/2018  08/03/2015(B)        316,796
-----------------------------------------------------------------------------------------------------------
      1,695,000      NYC IDA (Margaret Tietz Nursing &
                     Rehabilitation Center)(1)             5.375   11/01/2018  08/11/2015(B)      1,556,434
-----------------------------------------------------------------------------------------------------------
        250,000      NYC IDA (Marymount School of
                     New York)(1)                          5.125   09/01/2021  10/31/2011(A)        255,328
-----------------------------------------------------------------------------------------------------------
        980,000      NYC IDA (Metro Biofuels)(1)           5.500   11/01/2013  11/14/2012(B)        944,465
-----------------------------------------------------------------------------------------------------------
      1,600,000      NYC IDA (Metropolitan College of
                     New York)(1)                          5.750   03/01/2020  12/09/2015(A)      1,617,696
-----------------------------------------------------------------------------------------------------------
      4,585,000      NYC IDA (Montefiore Medical
                     Center Corp.)(1)                      5.125   11/01/2025  11/01/2011(A)      4,591,969
-----------------------------------------------------------------------------------------------------------
      5,865,000      NYC IDA (Montefiore Medical
                     Center Corp.)(1)                      5.125   11/01/2035  11/01/2011(A)      5,870,454
-----------------------------------------------------------------------------------------------------------
        805,000      NYC IDA (New York Institute of
                     Technology)(1)                        5.250   03/01/2018  03/01/2013(A)        830,011
-----------------------------------------------------------------------------------------------------------
         75,000      NYC IDA (Polytechnic University)(1)   4.550   11/01/2018  11/01/2017(A)         77,452
-----------------------------------------------------------------------------------------------------------
        250,000      NYC IDA (Queens Baseball
                     Stadium)(1)                           5.000   01/01/2025  01/01/2025           244,650
-----------------------------------------------------------------------------------------------------------
        920,000      NYC IDA (Reece School)(1)             6.500   12/01/2017  03/02/2015(B)        910,276
-----------------------------------------------------------------------------------------------------------
        325,000      NYC IDA (Rockefeller
                     Foundation)(1)                        5.375   07/01/2023  10/17/2011(A)        325,803
-----------------------------------------------------------------------------------------------------------
      2,900,000      NYC IDA (Rosco, Inc.)(1)              5.625   06/01/2022  01/05/2018(B)      2,871,116
-----------------------------------------------------------------------------------------------------------
      1,000,000      NYC IDA (Royal Charter NY
                     Presbyterian)(1)                      5.750   12/15/2029  12/15/2011(A)      1,028,440
-----------------------------------------------------------------------------------------------------------
      4,400,000      NYC IDA (Samaritan Aids
                     Services)(1)                          5.000   11/01/2024  11/01/2011(A)      4,406,600
-----------------------------------------------------------------------------------------------------------
        100,000      NYC IDA (SFTU/YAI/CRV Obligated
                     Group)(1)                             4.400   07/01/2012  07/01/2012            98,965
-----------------------------------------------------------------------------------------------------------
        370,000      NYC IDA (Showman Fabricators)(1)      7.125   11/01/2013  11/13/2012(B)        356,924
-----------------------------------------------------------------------------------------------------------
         50,000      NYC IDA (Special Needs Facilities
                     Pooled Program)(1)                    4.150   07/01/2014  05/20/2013(B)         49,455
-----------------------------------------------------------------------------------------------------------

13 | Limited Term New York Municipal Fund

LIMITED TERM NEW YORK MUNICIPAL FUND
STATEMENT OF INVESTMENTS September 30, 2011 (Unaudited)

        Principal                                                                     Effective
           Amount                                              Coupon     Maturity    Maturity*            Value
----------------------------------------------------------------------------------------------------------------
New York Continued
----------------------------------------------------------------------------------------------------------------
      $   200,000    NYC IDA (Special Needs Facilities
                     Pooled Program)(1)                         5.800%  07/01/2023  10/13/2021(B)    $   181,872
----------------------------------------------------------------------------------------------------------------
          840,000    NYC IDA (Stallion)(1)                      5.000   11/01/2016  06/13/2014(B)        734,874
----------------------------------------------------------------------------------------------------------------
          430,000    NYC IDA (Stallion)(1)                      5.500   11/01/2017  12/31/2014(B)        382,081
----------------------------------------------------------------------------------------------------------------
        1,170,000    NYC IDA (Studio School)(3)                 6.250   11/01/2018  08/30/2015(B)      1,136,655
----------------------------------------------------------------------------------------------------------------
        8,605,000    NYC IDA (Terminal One Group Assoc.)(1)     5.500   01/01/2017  01/01/2016(C)      9,423,249
----------------------------------------------------------------------------------------------------------------
       11,820,000    NYC IDA (Terminal One Group Assoc.)(1)     5.500   01/01/2018  01/01/2016(C)     12,806,615
----------------------------------------------------------------------------------------------------------------
       14,620,000    NYC IDA (Terminal One Group Assoc.)(1)     5.500   01/01/2019  01/01/2016(C)     15,684,628
----------------------------------------------------------------------------------------------------------------
       15,245,000    NYC IDA (Terminal One Group Assoc.)(1)     5.500   01/01/2020  01/01/2016(C)     16,243,700
----------------------------------------------------------------------------------------------------------------
        9,750,000    NYC IDA (Terminal One Group Assoc.)(1)     5.500   01/01/2021  01/01/2016(C)     10,333,733
----------------------------------------------------------------------------------------------------------------
       48,790,000    NYC IDA (Terminal One Group Assoc.)(1)     5.500   01/01/2024  01/01/2016(C)     50,761,116
----------------------------------------------------------------------------------------------------------------
          580,000    NYC IDA (The Child School)(1)              7.000   06/01/2013  09/07/2012(B)        587,923
----------------------------------------------------------------------------------------------------------------
          125,000    NYC IDA (Trinity Episcopal School Corp.)   5.250   06/15/2017  10/31/2011(A)        125,430
----------------------------------------------------------------------------------------------------------------
        6,630,000    NYC IDA (Unicef)(1)                        5.050   11/01/2018  08/07/2015(B)      6,272,113
----------------------------------------------------------------------------------------------------------------
        1,000,000    NYC IDA (United Nations School)(1)         6.350   12/01/2015  10/31/2011(A)      1,003,770
----------------------------------------------------------------------------------------------------------------
        1,000,000    NYC IDA (Urban Resource Institute)(1)      5.250   03/01/2023  03/01/2013(A)      1,026,820
----------------------------------------------------------------------------------------------------------------
          475,000    NYC IDA (Urban Resource Institute)(1)      6.500   11/01/2013  11/12/2012(B)        469,162
----------------------------------------------------------------------------------------------------------------
          730,000    NYC IDA (Vaughn College Aeronautics)(1)    5.000   12/01/2016  12/01/2016           733,577
----------------------------------------------------------------------------------------------------------------
        2,260,000    NYC IDA (Vaughn College Aeronautics)(1)    5.000   12/01/2016  12/01/2016         2,271,074
----------------------------------------------------------------------------------------------------------------
        4,300,000    NYC IDA (Visy Paper)(1)                    7.800   01/01/2016  10/31/2011(A)      4,304,042
----------------------------------------------------------------------------------------------------------------
          765,000    NYC IDA (Vocational Instruction)(3)        7.250   02/01/2013  02/01/2013           617,202
----------------------------------------------------------------------------------------------------------------
        4,375,000    NYC IDA (Yeled Yalda Early Childhood)(1)   5.350   11/01/2017  04/01/2015(B)      4,091,150
----------------------------------------------------------------------------------------------------------------
        5,380,000    NYC IDA (YMCA of Greater New York)(1)      5.250   08/01/2021  10/31/2011(A)      5,387,909
----------------------------------------------------------------------------------------------------------------
        4,125,000    NYC IDA (YMCA of Greater New York)(1)      5.800   08/01/2016  10/31/2011(A)      4,136,468
----------------------------------------------------------------------------------------------------------------
          100,000    NYC IDA (Zeluck, Inc.)(1)                  6.250   11/01/2011  11/01/2011           100,133
----------------------------------------------------------------------------------------------------------------
        5,000,000    NYC Municipal Water Finance Authority(1)   5.000   06/15/2029  06/15/2016(A)      5,449,150
----------------------------------------------------------------------------------------------------------------
       30,000,000    NYC Municipal Water Finance Authority(1)   5.000   06/15/2030  06/15/2020(A)     32,890,800
----------------------------------------------------------------------------------------------------------------
        3,735,000    NYC Municipal Water Finance Authority(1)   5.125   06/15/2033  10/24/2011(A)      3,784,750
----------------------------------------------------------------------------------------------------------------
           50,000    NYC Municipal Water Finance Authority(1)   5.750   06/15/2013  10/31/2011(A)         52,006
----------------------------------------------------------------------------------------------------------------

14 | Limited Term New York Municipal Fund

LIMITED TERM NEW YORK MUNICIPAL FUND
STATEMENT OF INVESTMENTS September 30, 2011 (Unaudited)

    Principal                                                                      Effective
       Amount                                                Coupon     Maturity   Maturity*             Value
--------------------------------------------------------------------------------------------------------------
New York Continued
--------------------------------------------------------------------------------------------------------------
$     150,000  NYC Transitional Finance Authority(1)          5.375%  01/15/2030  01/15/2019(A)    $   165,366
--------------------------------------------------------------------------------------------------------------
   20,000,000  NYC Transitional Finance Authority(1)          5.500   11/01/2028  11/01/2015(A)     22,074,800
--------------------------------------------------------------------------------------------------------------
               NYC Transportation Authority MTA
      250,000  (Triborough Bridge & Tunnel Authority)         5.400   01/01/2014  10/31/2011(A)        250,893
--------------------------------------------------------------------------------------------------------------
               NYC Trust for Cultural Resources (Museum of
      250,000  Modern Art)(1)                                 5.125   07/01/2031  07/01/2012(A)        256,323
--------------------------------------------------------------------------------------------------------------
               NYC Trust for Cultural Resources (Museum of
    2,460,000  Modern Art)(1)                                 5.500   01/01/2021  10/31/2011(A)      2,517,638
--------------------------------------------------------------------------------------------------------------
      250,000  NYS DA (Augustana Lutheran Home)(1)            5.500   02/01/2041  02/01/2012(A)        255,633
--------------------------------------------------------------------------------------------------------------
       20,000  NYS DA (Brookdale Hospital Medical Center)     5.100   02/15/2012  10/31/2011(A)         20,076
--------------------------------------------------------------------------------------------------------------
       25,000  NYS DA (Brookdale Hospital Medical Center)(1)  5.200   02/15/2016  10/31/2011(A)         25,072
--------------------------------------------------------------------------------------------------------------
       50,000  NYS DA (Brookdale Hospital Medical Center)(1)  5.300   02/15/2017  10/31/2011(A)         50,133
--------------------------------------------------------------------------------------------------------------
       65,000  NYS DA (Brookdale Hospital Medical Center)(1)  5.300   02/15/2017  10/31/2011(A)         65,172
--------------------------------------------------------------------------------------------------------------
      110,000  NYS DA (Brooklyn Hospital Center)(1)           5.100   02/01/2019  10/31/2011(A)        110,193
--------------------------------------------------------------------------------------------------------------
      250,000  NYS DA (Brooklyn Law School)(1)                5.125   07/01/2030  07/01/2013(A)        261,265
--------------------------------------------------------------------------------------------------------------
       25,000  NYS DA (Buena Vida Nursing Home)               5.000   07/01/2018  10/31/2011(A)         25,083
--------------------------------------------------------------------------------------------------------------
       75,000  NYS DA (Canisius College)(1)                   5.000   07/01/2019  07/01/2015(A)         78,129
--------------------------------------------------------------------------------------------------------------
    1,300,000  NYS DA (Canisius College)(1)                   5.000   07/01/2022  07/01/2015(A)      1,332,045
--------------------------------------------------------------------------------------------------------------
       50,000  NYS DA (Carmel Richmond Nursing Home)(1)       5.000   07/01/2018  10/31/2011(A)         50,031
--------------------------------------------------------------------------------------------------------------
    1,120,000  NYS DA (Catskill Regional Medical Center)(1)   5.250   02/15/2023  02/15/2015(A)      1,182,384
--------------------------------------------------------------------------------------------------------------
    1,350,000  NYS DA (Chapel Oaks)                           5.375   07/01/2017  10/31/2011(A)      1,355,319
--------------------------------------------------------------------------------------------------------------
    3,290,000  NYS DA (Chapel Oaks)(1)                        5.450   07/01/2026  10/31/2011(A)      3,295,001
--------------------------------------------------------------------------------------------------------------
      235,000  NYS DA (Culinary Institute of America)(1)      5.000   07/01/2022  10/31/2011(A)        235,235
--------------------------------------------------------------------------------------------------------------
       25,000  NYS DA (D'Youville College)                    4.700   07/01/2012  07/01/2012            25,534
--------------------------------------------------------------------------------------------------------------
      125,000  NYS DA (D'Youville College)(1)                 5.250   07/01/2025  07/01/2013(A)        126,198
--------------------------------------------------------------------------------------------------------------
      350,000  NYS DA (Dept. of Health)(1)                    5.000   07/01/2021  07/01/2014(A)        372,498
--------------------------------------------------------------------------------------------------------------
        5,000  NYS DA (Dept. of Health)(1)                    5.000   07/01/2028  01/01/2012(A)          5,061
--------------------------------------------------------------------------------------------------------------
       30,000  NYS DA (Dept. of Health)(1)                    5.000   07/01/2028  10/31/2011(A)         30,080
--------------------------------------------------------------------------------------------------------------
      880,000  NYS DA (Dept. of Health)(1)                    5.250   07/01/2023  07/01/2014(A)        931,542
--------------------------------------------------------------------------------------------------------------
    2,465,000  NYS DA (Ellis Hospital)(1)                     5.050   08/15/2024  08/15/2014(A)      2,554,060
--------------------------------------------------------------------------------------------------------------
       60,000  NYS DA (Ellis Hospital)(1)                     5.500   08/01/2015  10/31/2011(A)         60,176
--------------------------------------------------------------------------------------------------------------
      150,000  NYS DA (Ellis Hospital)(1)                     5.600   08/01/2025  10/31/2011(A)        150,207
--------------------------------------------------------------------------------------------------------------
      175,000  NYS DA (Ellis Hospital)(1)                     5.625   08/01/2035  10/31/2011(A)        175,170
--------------------------------------------------------------------------------------------------------------
               NYS DA (FNHC/KR/MMWNHC Obligated
      770,000  Group)                                         5.750   07/01/2017  10/31/2011(A)        772,603
--------------------------------------------------------------------------------------------------------------
       30,000  NYS DA (Fordham University)(1)                 5.000   07/01/2028  10/31/2011(A)         30,025
--------------------------------------------------------------------------------------------------------------

15 | Limited Term New York Municipal Fund

LIMITED TERM NEW YORK MUNICIPAL FUND
STATEMENT OF INVESTMENTS September 30, 2011 (Unaudited)

    Principal                                                                        Effective
       Amount                                                   Coupon    Maturity   Maturity*             Value
----------------------------------------------------------------------------------------------------------------
New York Continued
----------------------------------------------------------------------------------------------------------------
               NYS DA (Frances Schervier Home & Hospital
$   3,370,000  Obligated Group)(1)                              5.500%  07/01/2017  10/31/2011(A)    $ 3,375,055
----------------------------------------------------------------------------------------------------------------
               NYS DA (Frances Schervier Home & Hospital
   10,125,000  Obligated Group)(1)                              5.500   07/01/2027  10/31/2011(A)     10,139,884
----------------------------------------------------------------------------------------------------------------
               NYS DA (Frances Schervier Home & Hospital
       50,000  Obligated Group)(1)                              5.500   07/01/2027  11/30/2011(A)         50,011
----------------------------------------------------------------------------------------------------------------
      100,000  NYS DA (Green Chimneys School)                   5.500   07/01/2018  10/31/2011(A)        100,343
----------------------------------------------------------------------------------------------------------------
    1,000,000  NYS DA (GSHMC/CHSLI Obligated Group)(1)          5.750   07/01/2014  11/30/2011(A)      1,000,150
----------------------------------------------------------------------------------------------------------------
               NYS DA (Health Center/BFCC/USBFCC
    1,000,000  Obligated Group)(1)                              5.000   11/15/2019  11/15/2011(A)      1,004,210
----------------------------------------------------------------------------------------------------------------
   10,565,000  NYS DA (Hospital)(1)                             6.450   08/15/2024  08/15/2012(A)     10,805,776
----------------------------------------------------------------------------------------------------------------
    1,815,000  NYS DA (Hunts Point Multi-Service Center)(1)     5.625   07/01/2022  10/31/2011(A)      1,818,485
----------------------------------------------------------------------------------------------------------------
               NYS DA (Interagency Council Pooled Loan
    2,180,000  Program)(1)                                      7.000   07/01/2021  07/01/2021         2,225,976
----------------------------------------------------------------------------------------------------------------
               NYS DA (Jewish Home Lifecare Harry & Jeanette
        5,000   Weinberg Campus Bronx)(1)                       5.950   02/01/2016  10/31/2011(A)          5,109
----------------------------------------------------------------------------------------------------------------
       35,000  NYS DA (John T. Mather Memorial Hospital)(1)     5.250   07/01/2015  10/31/2011(A)         35,053
----------------------------------------------------------------------------------------------------------------
      170,000  NYS DA (John T. Mather Memorial Hospital)(1)     5.375   07/01/2019  10/31/2011(A)        170,128
----------------------------------------------------------------------------------------------------------------
    1,645,000  NYS DA (John T. Mather Memorial Hospital)(1)     5.750   07/01/2025  11/30/2011(A)      1,645,247
----------------------------------------------------------------------------------------------------------------
   15,210,000  NYS DA (Kaleida Health)(1)                       5.050   02/15/2025  02/15/2014(A)     15,631,925
----------------------------------------------------------------------------------------------------------------
    1,015,000  NYS DA (L.I. University)(1)                      5.250   09/01/2028  11/30/2011(A)      1,015,183
----------------------------------------------------------------------------------------------------------------
       35,000  NYS DA (La Salle School)                         5.000   07/01/2018  10/31/2011(A)         35,104
----------------------------------------------------------------------------------------------------------------
      590,000  NYS DA (Le Moyne College)                        5.000   07/01/2018  10/31/2011(A)        591,758
----------------------------------------------------------------------------------------------------------------
    1,100,000  NYS DA (Leake & Watts Services)(1)               5.000   07/01/2023  07/01/2014(A)      1,145,386
----------------------------------------------------------------------------------------------------------------
       20,000  NYS DA (Lenox Hill Hospital Obligated Group)(1)  5.750   07/01/2016  10/21/2011(A)         20,264
----------------------------------------------------------------------------------------------------------------
    2,000,000  NYS DA (Lenox Hill Hospital Obligated Group)(1)  5.750   07/01/2017  10/21/2011(A)      2,026,420
----------------------------------------------------------------------------------------------------------------
   16,800,000  NYS DA (Maimonides Medical Center)(1)            5.750   08/01/2029  08/01/2014(A)     17,518,032
----------------------------------------------------------------------------------------------------------------
      100,000  NYS DA (Manhattan College)(1)                    5.500   07/01/2019  10/31/2011(A)        101,143
----------------------------------------------------------------------------------------------------------------
       40,000  NYS DA (March of Dimes)                          5.600   07/01/2012  10/31/2011(A)         40,141
----------------------------------------------------------------------------------------------------------------
      615,000  NYS DA (Master BOCES Program)(1)                 5.250   08/15/2023  08/15/2013(A)        636,777
----------------------------------------------------------------------------------------------------------------
               NYS DA (Memorial Hospital of William F. &
       15,000  Gertrude F. Jones)(1)                            5.250   08/01/2025  10/31/2011(A)         15,017
----------------------------------------------------------------------------------------------------------------
       30,000  NYS DA (Mental Health Services Facilities)(1)    5.000   02/15/2023  10/31/2011(A)         30,038
----------------------------------------------------------------------------------------------------------------
   14,000,000  NYS DA (Mental Health Services Facilities)(1)    5.000   02/15/2028  02/15/2014(A)     14,740,180
----------------------------------------------------------------------------------------------------------------

16 | Limited Term New York Municipal Fund

LIMITED TERM NEW YORK MUNICIPAL FUND
STATEMENT OF INVESTMENTS September 30, 2011 (Unaudited)

    Principal                                                                      Effective
       Amount                                                 Coupon    Maturity   Maturity*             Value
--------------------------------------------------------------------------------------------------------------
New York Continued
--------------------------------------------------------------------------------------------------------------
$       5,000  NYS DA (Mental Health Services Facilities)     5.250%  08/15/2013  10/31/2011(A)    $     5,018
--------------------------------------------------------------------------------------------------------------
      225,000  NYS DA (Mental Health Services Facilities)(1)  5.250   02/15/2023  02/15/2014(A)        240,606
--------------------------------------------------------------------------------------------------------------
               NYS DA (Miriam Osborn Memorial Home
    5,230,000  Assoc.)(1)                                     6.875   07/01/2019  10/31/2011(A)      5,296,316
--------------------------------------------------------------------------------------------------------------
      200,000  NYS DA (Montefiore Medical Center)(1)          5.000   02/01/2028  02/01/2015(A)        215,270
--------------------------------------------------------------------------------------------------------------
   11,875,000  NYS DA (Mount Sinai School of Medicine)(1)     5.000   07/01/2035  07/01/2017(A)     12,235,881
--------------------------------------------------------------------------------------------------------------
    5,000,000  NYS DA (Municipal Health Facilities)(1)        5.000   01/15/2032  01/15/2018(A)      5,169,950
--------------------------------------------------------------------------------------------------------------
    1,165,000  NYS DA (New York & Presbyterian Hospital)(1)   5.250   02/15/2031  08/15/2014(A)      1,243,905
--------------------------------------------------------------------------------------------------------------
      100,000  NYS DA (New York Medical College)              5.000   07/01/2021  10/31/2011(A)        100,289
--------------------------------------------------------------------------------------------------------------
      115,000  NYS DA (New York Methodist Hospital)(1)        5.250   07/01/2018  07/01/2014(A)        120,911
--------------------------------------------------------------------------------------------------------------
    2,250,000  NYS DA (New York Methodist Hospital)(1)        5.250   07/01/2024  07/01/2014(A)      2,300,378
--------------------------------------------------------------------------------------------------------------
    4,525,000  NYS DA (North General Hospital)(1)             5.750   02/15/2015  02/15/2013(A)      4,778,581
--------------------------------------------------------------------------------------------------------------
    4,465,000  NYS DA (North General Hospital)(1)             5.750   02/15/2019  02/15/2013(A)      4,638,242
--------------------------------------------------------------------------------------------------------------
    3,750,000  NYS DA (North General Hospital)(1)             5.750   02/15/2020  02/15/2013(A)      3,882,150
--------------------------------------------------------------------------------------------------------------
      875,000  NYS DA (Northeast Parent & Child)(1)           5.500   07/01/2018  10/31/2011(A)        876,059
--------------------------------------------------------------------------------------------------------------
               NYS DA (NSLIJ/NSUH/NSUHGC Obligated
      525,000  Group)(1)                                      5.000   11/01/2017  11/01/2011(A)        525,866
--------------------------------------------------------------------------------------------------------------
               NYS DA (NSUH at Forest Hills/NSUH Obligated
      110,000   Group)(1)                                     5.000   11/01/2023  11/01/2011(A)        110,073
--------------------------------------------------------------------------------------------------------------
       35,000  NYS DA (NSUH)(1)                               5.000   11/01/2023  11/01/2011(A)         35,023
--------------------------------------------------------------------------------------------------------------
               NYS DA (NSUH/NSUHGC/NSUHPL Obligated
        5,000  Group)(1)                                      5.000   11/01/2023  11/01/2011(A)          5,003
--------------------------------------------------------------------------------------------------------------
               NYS DA (NSUH/NSUHGC/NSUHPL Obligated
   10,535,000  Group)(1)                                      5.200   11/01/2017  11/01/2011(A)     10,554,174
--------------------------------------------------------------------------------------------------------------
               NYS DA (NSUH/NSUHGC/NSUHPL Obligated
      200,000  Group)(1)                                      5.250   11/01/2019  11/01/2011(A)        200,278
--------------------------------------------------------------------------------------------------------------
   11,100,000  NYS DA (NYU Hospitals Center)(1)               5.000   07/01/2026  07/01/2016(A)     11,289,255
--------------------------------------------------------------------------------------------------------------
    5,235,000  NYS DA (NYU Hospitals Center)(1)               5.250   07/01/2024  08/08/2016(A)      5,503,398
--------------------------------------------------------------------------------------------------------------
   14,170,000  NYS DA (NYU)(2)                                5.250   07/01/2027  03/15/2027(B)     15,911,776
--------------------------------------------------------------------------------------------------------------
               NYS DA (Ozanam Hall of Queens Nursing
    1,140,000  Home)(1)                                       5.000   11/01/2014  11/01/2014         1,118,910
--------------------------------------------------------------------------------------------------------------
               NYS DA (Ozanam Hall of Queens Nursing
    1,250,000  Home)(1)                                       5.000   11/01/2015  11/01/2015         1,215,788
--------------------------------------------------------------------------------------------------------------
               NYS DA (Ozanam Hall of Queens Nursing
       60,000  Home)(1)                                       5.000   11/01/2026  12/06/2024(B)         50,356
--------------------------------------------------------------------------------------------------------------
    3,680,000  NYS DA (Providence Rest)(1)                    5.000   07/01/2021  07/13/2020(B)      3,168,002
--------------------------------------------------------------------------------------------------------------
    1,250,000  NYS DA (Providence Rest)(1)                    5.125   07/01/2030  08/06/2028(B)        964,988
--------------------------------------------------------------------------------------------------------------

17 | Limited Term New York Municipal Fund

LIMITED TERM NEW YORK MUNICIPAL FUND
STATEMENT OF INVESTMENTS September 30, 2011 (Unaudited)

    Principal                                                                      Effective
       Amount                                              Coupon    Maturity      Maturity*          Value
-----------------------------------------------------------------------------------------------------------
New York Continued
-----------------------------------------------------------------------------------------------------------
$   8,730,000  NYS DA (Rochester General Hospital)(1)      5.000%  12/01/2025  10/25/2021(B)    $ 8,554,964
-----------------------------------------------------------------------------------------------------------
               NYS DA (Ryan-Clinton Community Health
    4,385,000  Center)                                     6.100   07/01/2019  10/31/2011(A)      4,424,509
-----------------------------------------------------------------------------------------------------------
   21,000,000  NYS DA (School District Financing)(1)       5.375   10/01/2022  10/01/2012(A)     21,821,940
-----------------------------------------------------------------------------------------------------------
   14,750,000  NYS DA (School District Financing)(1)       5.750   10/01/2017  10/01/2012(A)     15,423,780
-----------------------------------------------------------------------------------------------------------
    5,000,000  NYS DA (School District Financing)(1)       5.750   10/01/2022  10/01/2012(A)      5,211,200
-----------------------------------------------------------------------------------------------------------
    6,180,000  NYS DA (School District Financing)(1)       5.750   10/01/2030  10/01/2012(A)      6,430,043
-----------------------------------------------------------------------------------------------------------
      665,000  NYS DA (SCHRC)(1)                           5.500   07/01/2022  10/31/2011(A)        665,825
-----------------------------------------------------------------------------------------------------------
    3,460,000  NYS DA (SCHRC/CHSLI Obligated Group)(1)     5.700   07/01/2013  11/30/2011(A)      3,460,519
-----------------------------------------------------------------------------------------------------------
    3,820,000  NYS DA (SCHRC/CHSLI Obligated Group)(1)     5.750   07/01/2014  11/30/2011(A)      3,820,573
-----------------------------------------------------------------------------------------------------------
    1,570,000  NYS DA (SCHRC/CHSLI Obligated Group)(1)     5.800   07/01/2015  11/30/2011(A)      1,570,236
-----------------------------------------------------------------------------------------------------------
       10,000  NYS DA (SCSMC/SV/CHSLI Obligated Group)(1)  5.750   07/01/2020  10/31/2011(A)         10,019
-----------------------------------------------------------------------------------------------------------
   21,205,000  NYS DA (SCSMC/SV/CHSLI Obligated Group)(1)  6.000   07/01/2030  10/31/2011(A)     21,226,841
-----------------------------------------------------------------------------------------------------------
   15,000,000  NYS DA (SCSMC/SV/CHSLI Obligated Group)(1)  6.500   07/01/2020  10/31/2011(A)     15,037,500
-----------------------------------------------------------------------------------------------------------
    1,100,000  NYS DA (SFH)(1)                             5.500   07/01/2029  10/31/2011(A)      1,100,473
-----------------------------------------------------------------------------------------------------------
      250,000  NYS DA (SFH/CHSLI Obligated Group)(1)       5.500   07/01/2022  10/31/2011(A)        250,310
-----------------------------------------------------------------------------------------------------------
    1,000,000  NYS DA (SFH/CHSLI Obligated Group)(1)       5.800   07/01/2015  11/30/2011(A)      1,000,150
-----------------------------------------------------------------------------------------------------------
               NYS DA (SFH/GSHMC/MMC/SCHRC Obligated
   15,480,000   Group)(1)                                  5.000   07/01/2021  07/01/2014(A)     16,050,593
-----------------------------------------------------------------------------------------------------------
               NYS DA (South Nassau Communities
               Hospital/Winthrop University Hospital
      230,000  Obligated Group)(1)                         5.250   07/01/2016  10/31/2011(A)        232,753
-----------------------------------------------------------------------------------------------------------
      230,000  NYS DA (Southside Hospital)(1)              5.000   02/15/2018  10/31/2011(A)        230,416
-----------------------------------------------------------------------------------------------------------
      170,000  NYS DA (Southside Hospital)(1)              5.000   02/15/2025  10/31/2011(A)        170,105
-----------------------------------------------------------------------------------------------------------
      135,000  NYS DA (Southside Hospital)(1)              5.200   02/15/2021  10/31/2011(A)        135,182
-----------------------------------------------------------------------------------------------------------
       35,000  NYS DA (Special Act School Districts)       5.750   07/01/2019  10/31/2011(A)         35,124
-----------------------------------------------------------------------------------------------------------
      320,000  NYS DA (Special Act School Districts)       5.875   07/01/2013  10/31/2011(A)        321,280
-----------------------------------------------------------------------------------------------------------
       15,000  NYS DA (Special Act School Districts)       6.000   07/01/2016  10/31/2011(A)         15,054
-----------------------------------------------------------------------------------------------------------
      925,000  NYS DA (Special Act School Districts)(1)    6.000   07/01/2019  10/31/2011(A)        928,478
-----------------------------------------------------------------------------------------------------------
    2,500,000  NYS DA (Special Surgery Hospital)(1)        6.250   08/15/2034  10/30/2018(A)      2,951,600
-----------------------------------------------------------------------------------------------------------
    5,250,000  NYS DA (SS Joachim & Anne Residence)(1)     5.250   07/01/2027  07/01/2012(A)      5,289,900
-----------------------------------------------------------------------------------------------------------

18 | Limited Term New York Municipal Fund

LIMITED TERM NEW YORK MUNICIPAL FUND
STATEMENT OF INVESTMENTS September 30, 2011 (Unaudited)

    Principal                                                                                           Effective
       Amount                                                                   Coupon      Maturity    Maturity*              Value
------------------------------------------------------------------------------------------------------------------------------------
New York Continued
------------------------------------------------------------------------------------------------------------------------------------
 $  3,500,000   NYS DA (St. Barnabas Hospital)(1)                                5.125%   02/01/2022   08/01/2012(A)    $  3,600,555
------------------------------------------------------------------------------------------------------------------------------------
    2,370,000   NYS DA (St. Barnabas Hospital)(1)                                5.350    08/01/2017   10/31/2011(A)       2,375,641
------------------------------------------------------------------------------------------------------------------------------------
    3,000,000   NYS DA (St. Joseph's College)(1)                                 5.250    07/01/2025   07/01/2017(A)       3,147,570
------------------------------------------------------------------------------------------------------------------------------------
    4,675,000   NYS DA (St. Joseph's Hospital Health Center)(1)                  5.250    07/01/2018   10/31/2011(A)       4,680,049
------------------------------------------------------------------------------------------------------------------------------------
    3,685,000   NYS DA (St. Lawrence)(1)                                         5.400    08/15/2026   08/15/2017(A)       4,076,421
------------------------------------------------------------------------------------------------------------------------------------
  100,875,000   NYS DA (St. Luke's Roosevelt Hospital)(1)                        4.800    08/15/2025   08/07/2015(A)     103,759,016
------------------------------------------------------------------------------------------------------------------------------------
    1,500,000   NYS DA (State University Educational Facilities)                 5.250    11/15/2023   05/15/2012(A)       1,543,530
------------------------------------------------------------------------------------------------------------------------------------
       35,000   NYS DA (Staten Island University Hospital)(1)                    5.000    07/01/2017   10/31/2011(A)          35,017
------------------------------------------------------------------------------------------------------------------------------------
      345,000   NYS DA (Suffern Free Library Assoc.)                             5.000    07/01/2020   10/31/2011(A)         345,469
------------------------------------------------------------------------------------------------------------------------------------
      295,000   NYS DA (Suffern Free Library)(1)                                 5.000    07/01/2023   10/31/2011(A)         295,292
------------------------------------------------------------------------------------------------------------------------------------
    2,820,000   NYS DA (The Bronx-Lebanon Hospital Center)(1)                    6.250    08/15/2022   02/15/2014(A)       2,987,057
------------------------------------------------------------------------------------------------------------------------------------
      250,000   NYS DA (The Bronx-Lebanon Hospital Center)(1)                    6.250    02/15/2035   02/15/2019(A)         276,938
------------------------------------------------------------------------------------------------------------------------------------
       90,000   NYS DA (The Children's Home of Kingston)                         5.250    07/01/2017   10/31/2011(A)          90,348
------------------------------------------------------------------------------------------------------------------------------------
    2,150,000   NYS DA (United Cerebral Palsy Assoc. of Nassau County)(1)        5.500    07/01/2024   10/31/2011(A)       2,153,569
------------------------------------------------------------------------------------------------------------------------------------
    1,700,000   NYS DA (United Cerebral Palsy Assoc. of NYC)(1)                  5.750    07/01/2018   07/01/2012(A)       1,735,292
------------------------------------------------------------------------------------------------------------------------------------
      370,000   NYS DA (United Cerebral Palsy Assoc. of NYC/
                United Cerebral Palsy Assoc. Obligated Group)(1)                 5.000    07/01/2013   07/01/2012(A)         378,958
------------------------------------------------------------------------------------------------------------------------------------
        5,000   NYS DA (Upstate Community Colleges)(1)                           5.000    07/01/2028   10/31/2011(A)           5,004
------------------------------------------------------------------------------------------------------------------------------------
    1,905,000   NYS DA (Upstate Community Colleges)(1)                           5.125    07/01/2021   07/01/2014(A)       2,074,050
------------------------------------------------------------------------------------------------------------------------------------
    1,165,000   NYS DA (Upstate Community Colleges)(1)                           5.125    07/01/2022   07/01/2014(A)       1,270,025
------------------------------------------------------------------------------------------------------------------------------------
       15,000   NYS DA (W.K. Nursing Home)(1)                                    5.950    02/01/2016   10/31/2011(A)          15,045
------------------------------------------------------------------------------------------------------------------------------------
       35,000   NYS DA (W.K. Nursing Home)(1)                                    6.050    02/01/2026   10/31/2011(A)          35,058
------------------------------------------------------------------------------------------------------------------------------------
    2,500,000   NYS DA (Willow Towers)(1)                                        5.400    02/01/2034   08/01/2012(A)       2,598,450
------------------------------------------------------------------------------------------------------------------------------------
    2,000,000   NYS DA (Winthrop University Hospital)(1)                         5.500    07/01/2023   07/01/2013(A)       2,041,820
------------------------------------------------------------------------------------------------------------------------------------
      310,000   NYS DA (Winthrop University Hospital/South Nassau
                Communities Hospital Obligated Group)(1)                         5.250    07/01/2015   10/31/2011(A)         313,779
------------------------------------------------------------------------------------------------------------------------------------
      120,000   NYS DA (Winthrop University Hospital/South Nassau
                Communities Hospital Obligated Group)(1)                         5.250    07/01/2018   10/31/2011(A)         121,380
------------------------------------------------------------------------------------------------------------------------------------

19 | Limited Term New York Municipal Fund

LIMITED TERM NEW YORK MUNICIPAL FUND
STATEMENT OF INVESTMENTS September 30, 2011 (Unaudited)

  Principal                                                                                              Effective
     Amount                                                                     Coupon      Maturity     Maturity*             Value
------------------------------------------------------------------------------------------------------------------------------------
New York Continued
------------------------------------------------------------------------------------------------------------------------------------
$   285,000    NYS DA (Wyckoff Heights Medical Center)(1)                        5.200%   02/15/2013   10/31/2011(A)     $   285,898
------------------------------------------------------------------------------------------------------------------------------------
     20,000    NYS DA (Wyckoff Heights Medical Center)(1)                        5.200    02/15/2014   10/31/2011(A)          20,061
------------------------------------------------------------------------------------------------------------------------------------
     20,000    NYS DA (Wyckoff Heights Medical Center)(1)                        5.200    02/15/2014   10/31/2011(A)          20,067
------------------------------------------------------------------------------------------------------------------------------------
  1,000,000    NYS DA (Wyckoff Heights Medical Center)(1)                        5.200    02/15/2014   10/31/2011(A)       1,003,050
------------------------------------------------------------------------------------------------------------------------------------
    250,000    NYS DA (Wyckoff Heights Medical Center)(1)                        5.200    02/15/2015   10/31/2011(A)         250,785
------------------------------------------------------------------------------------------------------------------------------------
 26,255,000    NYS DA (Wyckoff Heights Medical Center)(1)                        5.300    08/15/2021   10/31/2011(A)      26,297,533
------------------------------------------------------------------------------------------------------------------------------------
  1,120,000    NYS DA (Wyckoff Heights Medical Center)(1)                        5.300    08/15/2021   10/31/2011(A)       1,121,814
------------------------------------------------------------------------------------------------------------------------------------
 39,570,000    NYS DA, Series B(2)                                               6.650    08/15/2030   02/08/2015(B)      40,531,893
------------------------------------------------------------------------------------------------------------------------------------
  1,000,000    NYS DA, Series B(1)                                               6.650    08/15/2030   08/15/2012(A)       1,024,310
------------------------------------------------------------------------------------------------------------------------------------
      5,000    NYS EFC                                                           5.600    09/15/2013   10/31/2011(A)           5,022
------------------------------------------------------------------------------------------------------------------------------------
    300,000    NYS EFC (Clean Water & Drinking Revolving Funds)(1)               5.000    06/15/2026   06/15/2012(A)         307,446
------------------------------------------------------------------------------------------------------------------------------------
    955,000    NYS EFC (L.I. Water Corp.)(1)                                     5.250    08/01/2027   10/31/2011(A)         955,306
------------------------------------------------------------------------------------------------------------------------------------
     20,000    NYS EFC (NYC Municipal Water Finance Authority)                   5.875    06/15/2014   10/31/2011(A)          20,092
------------------------------------------------------------------------------------------------------------------------------------
  7,500,000    NYS EFC (NYS Water Services)(1)                                   5.950    01/15/2020   01/15/2012(A)       7,631,100
------------------------------------------------------------------------------------------------------------------------------------
  1,320,000    NYS EFC (NYS Water Services)                                      6.875    06/15/2014   10/31/2011(A)       1,327,154
------------------------------------------------------------------------------------------------------------------------------------
     70,000    NYS EFC (NYS Water Services)                                      7.500    06/15/2012   10/31/2011(A)          70,423
------------------------------------------------------------------------------------------------------------------------------------
     25,000    NYS EFC (Pollution Control)(1)                                    6.500    06/15/2014   10/31/2011(A)          25,128
------------------------------------------------------------------------------------------------------------------------------------
  1,050,000    NYS EFC (Spring Valley Water Company)(1)                          5.650    11/01/2023   11/01/2011(A)       1,051,302
------------------------------------------------------------------------------------------------------------------------------------
  5,800,000    NYS EFC (Spring Valley Water Company)(1)                          6.300    08/01/2024   10/31/2011(A)       5,807,424
------------------------------------------------------------------------------------------------------------------------------------
 36,895,000    NYS ERDA (Brooklyn Union Gas Company)(1)                          5.500    01/01/2021   10/31/2011(A)      37,024,870
------------------------------------------------------------------------------------------------------------------------------------
  3,000,000    NYS ERDA (Brooklyn Union Gas Company) Linked SAVRS & RIBS(1)      6.368(4) 04/01/2020   04/01/2012(A)       3,014,370
------------------------------------------------------------------------------------------------------------------------------------
  8,440,000    NYS ERDA (Central Hudson Gas & Electric Co.)(1)                   5.450    08/01/2027   10/31/2011(A)       8,449,959
------------------------------------------------------------------------------------------------------------------------------------
     25,000    NYS ERDA (Central Hudson Gas & Electric Co.)(1)                   6.500    12/01/2028   12/01/2013(A)          25,992
------------------------------------------------------------------------------------------------------------------------------------
 10,650,000    NYS ERDA (Con Ed)(1)                                              0.280(4) 10/01/2036   10/01/2012(A)       7,627,530
------------------------------------------------------------------------------------------------------------------------------------
  1,280,000    NYS ERDA (LILCO)(1)                                               5.150    03/01/2016   10/31/2011(A)       1,306,957
------------------------------------------------------------------------------------------------------------------------------------
  4,740,000    NYS ERDA (LILCO)(1)                                               5.150    03/01/2016   10/31/2011(A)       4,819,395
------------------------------------------------------------------------------------------------------------------------------------
  5,245,000    NYS ERDA (LILCO)(1)                                               5.150    03/01/2016   10/31/2011(A)       5,332,854
------------------------------------------------------------------------------------------------------------------------------------
 13,845,000    NYS ERDA (LILCO)(1)                                               5.150    03/01/2016   10/31/2011(A)      14,076,904
------------------------------------------------------------------------------------------------------------------------------------
 20,495,000    NYS ERDA (LILCO)(1)                                               5.300    11/01/2023   03/01/2012(A)      20,578,005
------------------------------------------------------------------------------------------------------------------------------------
    200,000    NYS ERDA (LILCO)(1)                                               5.300    10/01/2024   03/01/2012(A)         200,684
------------------------------------------------------------------------------------------------------------------------------------

20 | Limited Term New York Municipal Fund

LIMITED TERM NEW YORK MUNICIPAL FUND
STATEMENT OF INVESTMENTS September 30, 2011 (Unaudited)

  Principal                                                                              Effective
     Amount                                                     Coupon      Maturity     Maturity*           Value
------------------------------------------------------------------------------------------------------------------
New York Continued
------------------------------------------------------------------------------------------------------------------
 $  320,000   NYS ERDA (Niagara Mohawk Power Corp.)(1)           5.150%   11/01/2025   11/01/2011(A)    $  320,320
------------------------------------------------------------------------------------------------------------------
    880,000   NYS ERDA (NYS Electric & Gas Corp.)(1)             5.350    12/01/2028   05/09/2013(A)       882,226
------------------------------------------------------------------------------------------------------------------
  3,250,000   NYS HFA (Affordable Hsg.)(1)                       5.250    11/01/2027   11/01/2017(A)     3,311,653
------------------------------------------------------------------------------------------------------------------
    565,000   NYS HFA (Division Street)(1)                       5.000    02/15/2026   08/24/2015(A)       573,362
------------------------------------------------------------------------------------------------------------------
    725,000   NYS HFA (Golden Age Apartments)(1)                 5.000    02/15/2037   09/20/2015(A)       727,813
------------------------------------------------------------------------------------------------------------------
  3,000,000   NYS HFA (Horizons at Wawayanda)(1)                 5.350    06/01/2025   08/01/2017(A)     3,119,430
------------------------------------------------------------------------------------------------------------------
     20,000   NYS HFA (Hospital & Healthcare)                    5.000    11/01/2011   11/01/2011           20,066
------------------------------------------------------------------------------------------------------------------
  8,270,000   NYS HFA (Hospital & Nursing Home)                  5.150    11/01/2016   10/31/2011(A)     8,307,877
------------------------------------------------------------------------------------------------------------------
     40,000   NYS HFA (Hospital & Nursing Home)(1)               5.500    11/01/2012   11/01/2012           41,906
------------------------------------------------------------------------------------------------------------------
     65,000   NYS HFA (Hospital & Nursing Home)(1)               5.500    11/01/2013   11/01/2013           70,724
------------------------------------------------------------------------------------------------------------------
     10,000   NYS HFA (Hospital & Nursing Home)(1)               6.000    11/01/2013   11/01/2013           11,128
------------------------------------------------------------------------------------------------------------------
     35,000   NYS HFA (Hospital & Nursing Home)(1)               6.000    11/01/2014   11/01/2014           40,843
------------------------------------------------------------------------------------------------------------------
     25,000   NYS HFA (Loewn Devel. of Wappingers Falls)(1)      5.250    08/15/2019   10/31/2011(A)        25,022
------------------------------------------------------------------------------------------------------------------
     55,000   NYS HFA (Meadow Manor)(1)                          7.750    11/01/2019   11/01/2011(A)        55,905
------------------------------------------------------------------------------------------------------------------
    345,000   NYS HFA (Multifamily Hsg.)(1)                      5.300    08/15/2022   08/15/2012(A)       347,722
------------------------------------------------------------------------------------------------------------------
  1,340,000   NYS HFA (Multifamily Hsg.)(1)                      5.300    08/15/2024   10/31/2011(A)     1,340,697
------------------------------------------------------------------------------------------------------------------
     50,000   NYS HFA (Multifamily Hsg.)(1)                      5.400    02/15/2016   10/31/2011(A)        50,076
------------------------------------------------------------------------------------------------------------------
  1,025,000   NYS HFA (Multifamily Hsg.)(1)                      5.550    08/15/2019   10/31/2011(A)     1,026,189
------------------------------------------------------------------------------------------------------------------
  1,160,000   NYS HFA (Multifamily Hsg.)(1)                      5.600    08/15/2019   10/31/2011(A)     1,161,392
------------------------------------------------------------------------------------------------------------------
  1,240,000   NYS HFA (Multifamily Hsg.)(1)                      5.600    02/15/2026   10/31/2011(A)     1,240,719
------------------------------------------------------------------------------------------------------------------
  1,730,000   NYS HFA (Multifamily Hsg.)(1)                      5.600    08/15/2033   08/15/2012(A)     1,748,044
------------------------------------------------------------------------------------------------------------------
    115,000   NYS HFA (Multifamily Hsg.)(1)                      6.250    08/15/2025   10/31/2011(A)       115,137
------------------------------------------------------------------------------------------------------------------
    325,000   NYS HFA (Multifamily Hsg.)(1)                      6.750    11/15/2036   10/31/2011(A)       350,535
------------------------------------------------------------------------------------------------------------------
     15,000   NYS HFA (Multifamily Hsg.)(1)                      6.800    11/01/2014   11/01/2011(A)        15,058
------------------------------------------------------------------------------------------------------------------
     90,000   NYS HFA (Multifamily Hsg.)(1)                      6.850    11/01/2019   11/01/2011(A)        90,243
------------------------------------------------------------------------------------------------------------------
    330,000   NYS HFA (Newburgh Interfaith Emergency Hsg.)       7.050    11/01/2012   11/01/2011(A)       331,472
------------------------------------------------------------------------------------------------------------------
     50,000   NYS HFA (Nonprofit Hsg.)                           6.200    11/01/2011   11/01/2011           50,208
------------------------------------------------------------------------------------------------------------------
     40,000   NYS HFA (Nonprofit Hsg.)                           6.200    11/01/2012   11/01/2011(A)        40,552
------------------------------------------------------------------------------------------------------------------
     25,000   NYS HFA (Nonprofit Hsg.)                           6.200    11/01/2013   11/01/2011(A)        25,338
------------------------------------------------------------------------------------------------------------------
  4,775,000   NYS HFA (Phillips Village)                         7.750    08/15/2017   10/31/2011(A)     4,832,873
------------------------------------------------------------------------------------------------------------------
  2,695,000   NYS HFA (Senior Devel. Hsg.)(1)                    5.100    11/15/2023   08/16/2016(A)     2,802,827
------------------------------------------------------------------------------------------------------------------
  1,515,000   NYS HFA (Simeon Dewitt)(1)                         8.000    11/01/2018   10/31/2011(A)     1,559,283
------------------------------------------------------------------------------------------------------------------
    220,000   NYS HFA (Tiffany Gardens)(1)                       4.500    08/15/2015   12/10/2013(B)       231,002
------------------------------------------------------------------------------------------------------------------
  2,190,000   NYS HFA, Series A                                  6.100    11/01/2015   11/01/2011(A)     2,199,899
------------------------------------------------------------------------------------------------------------------
    405,000   NYS HFA, Series A(1)                               6.125    11/01/2020   11/01/2011(A)       405,672
------------------------------------------------------------------------------------------------------------------

21 | Limited Term New York Municipal Fund

LIMITED TERM NEW YORK MUNICIPAL FUND
STATEMENT OF INVESTMENTS September 30, 2011 (Unaudited)

  Principal                                                                                              Effective
     Amount                                                                  Coupon       Maturity       Maturity*             Value
------------------------------------------------------------------------------------------------------------------------------------
New York Continued
------------------------------------------------------------------------------------------------------------------------------------
$   135,000    NYS Medcare (Hospital & Nursing Home)                          7.400%    11/01/2016     11/01/2011(A)     $   135,676
------------------------------------------------------------------------------------------------------------------------------------
     65,000    NYS Medcare (Hospital & Nursing Home)                          9.375     11/01/2016     11/01/2011(A)          65,478
------------------------------------------------------------------------------------------------------------------------------------
 10,710,000    NYS Municipal Bond Bank Agency
               (Special School Purpose)(1)                                    5.250     12/01/2019     06/01/2013(A)      11,368,022
------------------------------------------------------------------------------------------------------------------------------------
  2,930,000    NYS Municipal Bond Bank Agency
               (Special School Purpose)(1)                                    5.500     06/01/2015     06/01/2013(A)       3,151,362
------------------------------------------------------------------------------------------------------------------------------------
  4,000,000    NYS UDC (Subordinated Lien)(1)                                 5.125     07/01/2020     07/01/2014(A)       4,277,480
------------------------------------------------------------------------------------------------------------------------------------
  1,000,000    NYS UDC (Subordinated Lien)(1)                                 5.125     07/01/2021     07/01/2014(A)       1,065,380
------------------------------------------------------------------------------------------------------------------------------------
  5,015,000    NYS UDC (Subordinated Lien)                                    5.500     07/01/2016     10/31/2011(A)       5,035,160
------------------------------------------------------------------------------------------------------------------------------------
  6,695,000    NYS UDC (Subordinated Lien)                                    5.500     07/01/2022     10/31/2011(A)       6,717,428
------------------------------------------------------------------------------------------------------------------------------------
  6,795,000    NYS UDC (Subordinated Lien)(1)                                 5.600     07/01/2026     10/31/2011(A)       6,818,579
------------------------------------------------------------------------------------------------------------------------------------
  3,675,000    NYS UDC, Series D(1)                                           5.625     01/01/2028     01/01/2019(A)       4,085,387
------------------------------------------------------------------------------------------------------------------------------------
  2,885,000    Oneida County, NY IDA (Faxton Hospital)(1)                     6.625     01/01/2015     10/31/2011(A)       2,908,946
------------------------------------------------------------------------------------------------------------------------------------
     60,000    Oneida County, NY IDA (Mohawk Valley
               Handicapped Services)(1)                                       5.300     03/15/2019     12/05/2015(B)          56,165
------------------------------------------------------------------------------------------------------------------------------------
    130,000    Oneida County, NY IDA (Mohawk Valley
               Network/Faxton-St.
               Luke's Healthcare Obligated Group)(1)                          5.000     01/01/2013     01/01/2012(A)         131,382
------------------------------------------------------------------------------------------------------------------------------------
  1,190,000    Oneida County, NY IDA (Presbyterian Home)(1)                   5.250     03/01/2019     03/01/2012(A)       1,202,935
------------------------------------------------------------------------------------------------------------------------------------
  1,615,000    Oneida County, NY IDA (Presbyterian Home)(1)                   6.100     06/01/2020     10/31/2011(A)       1,619,377
------------------------------------------------------------------------------------------------------------------------------------
    830,000    Oneida County, NY IDA (Presbyterian Home)(1)                   6.250     06/01/2015     10/31/2011(A)         833,436
------------------------------------------------------------------------------------------------------------------------------------
    645,000    Onondaga County, NY IDA (Le Moyne College)(1)                  5.500     03/01/2014     10/31/2011(A)         646,529
------------------------------------------------------------------------------------------------------------------------------------
    200,000    Orange County, NY IDA (Orange
               Mental Retardation Properties)                                 6.125     05/01/2016     11/01/2011(A)         200,772
------------------------------------------------------------------------------------------------------------------------------------
  4,090,000    Orange County, NY IDA (St. Luke's Cornwall
               Hospital Obligated Group)(1)                                   6.000     12/01/2016      12/01/2011(A)      4,147,996
------------------------------------------------------------------------------------------------------------------------------------
  1,520,000    Orange County, NY IDA (St. Luke's Cornwall
               Hospital Obligated Group)(1)                                   6.000     12/01/2016      12/01/2011(A)      1,541,554
------------------------------------------------------------------------------------------------------------------------------------
     45,000    Oswego County, NY IDA (Seneca Hill Manor)(1)                   5.550     08/01/2022     10/31/2011(A)          45,068
------------------------------------------------------------------------------------------------------------------------------------
  3,510,000    Oswego County, NY IDA (Seneca Hill Manor)(1)                   5.650     08/01/2037     10/31/2011(A)       3,512,984
------------------------------------------------------------------------------------------------------------------------------------
    500,000    Otsego County, NY IDA (AOFMHS)(1)                              5.350     10/01/2017     10/27/2011(A)         501,930
------------------------------------------------------------------------------------------------------------------------------------
    510,000    Otsego County, NY IDA (Bassett Healthcare Project)(1)          5.375     11/01/2020     11/01/2011(A)         510,418
------------------------------------------------------------------------------------------------------------------------------------
  1,350,000    Otsego County, NY IDA (Hartwick College)(1)                    6.000     07/01/2013     07/01/2012(A)       1,362,123
------------------------------------------------------------------------------------------------------------------------------------
  1,435,000    Otsego County, NY IDA (Hartwick College)(1)                    6.000     07/01/2014     07/01/2012(A)       1,446,509
------------------------------------------------------------------------------------------------------------------------------------

22 | Limited Term New York Municipal Fund

LIMITED TERM NEW YORK MUNICIPAL FUND
STATEMENT OF INVESTMENTS September 30, 2011 (Unaudited)

  Principal                                                                                             Effective
     Amount                                                                   Coupon       Maturity     Maturity*              Value
------------------------------------------------------------------------------------------------------------------------------------
New York Continued
------------------------------------------------------------------------------------------------------------------------------------
$ 1,520,000    Otsego County, NY IDA (Hartwick College)(1)                     6.000%    07/01/2015    07/01/2012(A)     $ 1,528,603
------------------------------------------------------------------------------------------------------------------------------------
  1,610,000    Otsego County, NY IDA (Hartwick College)(1)                     6.000     07/01/2016    07/01/2012(A)       1,617,342
------------------------------------------------------------------------------------------------------------------------------------
  3,625,000    Otsego County, NY IDA (Mary Imogene Bassett Hospital)(1)        5.350     11/01/2020    11/01/2011(A)       3,627,900
------------------------------------------------------------------------------------------------------------------------------------
     25,000    Plattsburgh, NY Fire District No. 3(1)                          6.250     10/15/2014    04/15/2012(A)          25,773
------------------------------------------------------------------------------------------------------------------------------------
 96,345,000    Port Authority  NY/NJ (JFK International Air Terminal)(1)       5.750     12/01/2022    12/01/2011(A)      96,328,621
------------------------------------------------------------------------------------------------------------------------------------
 43,160,000    Port Authority  NY/NJ (JFK International Air Terminal)(1)       5.750     12/01/2025    12/14/2024(B)      42,236,376
------------------------------------------------------------------------------------------------------------------------------------
 67,765,000    Port Authority  NY/NJ (JFK International Air Terminal)(1)       5.900     12/01/2017    10/31/2011(A)      67,832,765
------------------------------------------------------------------------------------------------------------------------------------
 18,355,000    Port Authority  NY/NJ (JFK International Air Terminal)(1)       6.250     12/01/2014    12/01/2014         19,481,813
------------------------------------------------------------------------------------------------------------------------------------
 39,000,000    Port Authority  NY/NJ (JFK International Air Terminal)(1)       6.500     12/01/2028    12/01/2015(A)      41,083,770
------------------------------------------------------------------------------------------------------------------------------------
  8,810,000    Port Authority  NY/NJ (KIAC)(1)                                 6.750     10/01/2011    10/01/2011          8,809,824
------------------------------------------------------------------------------------------------------------------------------------
 29,175,000    Port Authority  NY/NJ (KIAC)(1)                                 6.750     10/01/2019    09/04/2016(B)      27,086,945
------------------------------------------------------------------------------------------------------------------------------------
     20,000    Port Authority  NY/NJ, 103rd Series                             5.250     12/15/2012    10/31/2011(A)          20,078
------------------------------------------------------------------------------------------------------------------------------------
     10,000    Port Authority  NY/NJ, 116th Series                             5.000     10/01/2012    10/31/2011(A)          10,037
------------------------------------------------------------------------------------------------------------------------------------
    100,000    Port Authority  NY/NJ, 116th Series                             5.000     10/01/2013    10/31/2011(A)         100,367
------------------------------------------------------------------------------------------------------------------------------------
    160,000    Port Authority  NY/NJ, 116th Series                             5.250     10/01/2014    10/31/2011(A)         160,619
------------------------------------------------------------------------------------------------------------------------------------
     55,000    Port Authority  NY/NJ, 116th Series                             5.250     10/01/2015    10/31/2011(A)          55,213
------------------------------------------------------------------------------------------------------------------------------------
    815,000    Port Authority  NY/NJ, 122nd Series(1)                          5.000     07/15/2018    10/31/2011(A)         816,606
------------------------------------------------------------------------------------------------------------------------------------
     30,000    Port Authority  NY/NJ, 122nd Series(1)                          5.000     07/15/2020    10/31/2011(A)          30,043
------------------------------------------------------------------------------------------------------------------------------------
    300,000    Port Authority  NY/NJ, 122nd Series(1)                          5.000     07/15/2022    10/31/2011(A)         300,327
------------------------------------------------------------------------------------------------------------------------------------
     55,000    Port Authority  NY/NJ, 122nd Series(1)                          5.000     07/15/2031    10/31/2011(A)          55,034
------------------------------------------------------------------------------------------------------------------------------------
    165,000    Port Authority  NY/NJ, 122nd Series(1)                          5.000     07/15/2031    10/31/2011(A)         165,102
------------------------------------------------------------------------------------------------------------------------------------
     60,000    Port Authority  NY/NJ, 122nd Series                             5.500     07/15/2012    10/31/2011(A)          60,246
------------------------------------------------------------------------------------------------------------------------------------
  5,170,000    Port Authority  NY/NJ, 122nd Series(1)                          5.500     07/15/2015    10/31/2011(A)       5,186,441
------------------------------------------------------------------------------------------------------------------------------------
     30,000    Port Authority  NY/NJ, 124th Series(1)                          4.800     08/01/2018    10/31/2011(A)          30,054
------------------------------------------------------------------------------------------------------------------------------------
  1,695,000    Port Authority  NY/NJ, 124th Series(1)                          5.000     08/01/2019    10/31/2011(A)       1,697,729
------------------------------------------------------------------------------------------------------------------------------------
     20,000    Port Authority  NY/NJ, 124th Series(1)                          5.000     08/01/2021    10/31/2011(A)          20,025
------------------------------------------------------------------------------------------------------------------------------------
    265,000    Port Authority  NY/NJ, 124th Series(1)                          5.000     08/01/2022    10/31/2011(A)         265,289
------------------------------------------------------------------------------------------------------------------------------------
    325,000    Port Authority  NY/NJ, 124th Series(1)                          5.000     08/01/2024    10/31/2011(A)         325,302
------------------------------------------------------------------------------------------------------------------------------------
    100,000    Port Authority  NY/NJ, 124th Series(1)                          5.000     08/01/2025    10/31/2011(A)         100,080
------------------------------------------------------------------------------------------------------------------------------------
     60,000    Port Authority  NY/NJ, 124th Series(1)                          5.000     08/01/2031    10/31/2011(A)          60,037
------------------------------------------------------------------------------------------------------------------------------------
     15,000    Port Authority  NY/NJ, 126th Series(1)                          5.000     11/15/2024    05/15/2012(A)          15,271
------------------------------------------------------------------------------------------------------------------------------------
     85,000    Port Authority  NY/NJ, 126th Series(1)                          5.125     11/15/2032    05/15/2012(A)          86,312
------------------------------------------------------------------------------------------------------------------------------------
    230,000    Port Authority  NY/NJ, 127th Series(1)                          5.000     12/15/2022    06/15/2012(A)         235,030
------------------------------------------------------------------------------------------------------------------------------------
     30,000    Port Authority  NY/NJ, 127th Series(1)                          5.000     12/15/2024    06/15/2012(A)          30,573
------------------------------------------------------------------------------------------------------------------------------------
     10,000    Port Authority  NY/NJ, 131st Series(1)                          5.000     12/15/2026    06/15/2013(A)          10,262
------------------------------------------------------------------------------------------------------------------------------------
 18,855,000    Port Authority  NY/NJ, 136th Series(1)                          5.375     11/01/2025    05/01/2014(A)      20,348,693
------------------------------------------------------------------------------------------------------------------------------------

23 | Limited Term New York Municipal Fund

LIMITED TERM NEW YORK MUNICIPAL FUND
STATEMENT OF INVESTMENTS September 30, 2011 (Unaudited)

    Principal                                                                            Effective
       Amount                                                      Coupon     Maturity   Maturity*             Value
--------------------------------------------------------------------------------------------------------------------
New York Continued
--------------------------------------------------------------------------------------------------------------------
  $   350,000          Port Authority  NY/NJ, 140th Series(1)       5.000%  12/01/2027  06/01/2015(A)    $   372,929
--------------------------------------------------------------------------------------------------------------------
    5,745,000          Port Authority  NY/NJ, 141st Series(1)       5.000   09/01/2021  09/01/2015(A)      6,079,072
--------------------------------------------------------------------------------------------------------------------
   14,110,000          Port Authority  NY/NJ, 141st Series(1)       5.000   09/01/2022  09/01/2015(A)     14,842,591
--------------------------------------------------------------------------------------------------------------------
    6,000,000          Port Authority  NY/NJ, 141st Series(1)       5.000   09/01/2025  09/01/2015(A)      6,225,420
--------------------------------------------------------------------------------------------------------------------
   10,000,000          Port Authority  NY/NJ, 141st Series(1)       5.000   09/01/2026  09/01/2015(A)     10,372,000
--------------------------------------------------------------------------------------------------------------------
    4,300,000          Port Authority  NY/NJ, 143rd Series(1)       5.000   10/01/2030  04/01/2016(A)      4,449,597
--------------------------------------------------------------------------------------------------------------------
    2,100,000          Port Authority  NY/NJ, 151st Series(1)       6.000   09/15/2028  03/15/2018(A)      2,351,622
--------------------------------------------------------------------------------------------------------------------
      250,000          Port Authority  NY/NJ, 152nd Series(1)       5.000   11/01/2023  05/01/2018(A)        265,308
--------------------------------------------------------------------------------------------------------------------
    2,100,000          Port Authority  NY/NJ, 152nd Series(1)       5.750   11/01/2030  05/01/2018(A)      2,333,835
--------------------------------------------------------------------------------------------------------------------
    2,780,000          Port Authority  NY/NJ, 37th Series(1)        5.500   07/15/2019  07/15/2014(A)      3,031,896
--------------------------------------------------------------------------------------------------------------------
    1,100,000          Poughkeepsie, NY IDA (Eastman & Bixby
                       Redevel. Corp.)(1)                           5.900   08/01/2020  10/31/2011(A)      1,101,936
--------------------------------------------------------------------------------------------------------------------
    1,200,000          Rensselaer County, NY IDA
                        (Franciscan Heights)(1)                     5.375   12/01/2025  12/01/2014(A)      1,233,216
--------------------------------------------------------------------------------------------------------------------
      235,000          Rensselaer County, NY IDA
                       (Rensselaer Polytechnical Institute)(1)      5.125   08/01/2027  10/31/2011(A)        235,115
--------------------------------------------------------------------------------------------------------------------
      265,000          Rensselaer County, NY IDA
                        (Rensselaer Polytechnical Institute)(1)     5.125   08/01/2029  10/31/2011(A)        265,085
--------------------------------------------------------------------------------------------------------------------
       50,000          Rensselaer County, NY IDA
                       (Rensselaer Polytechnical Institute)(1)      5.500   08/01/2022  10/31/2011(A)         50,070
--------------------------------------------------------------------------------------------------------------------
    1,480,000          Rensselaer County, NY Tobacco Asset
                       Securitization Corp.(1)                      5.200   06/01/2025  04/23/2012(B)      1,365,300
--------------------------------------------------------------------------------------------------------------------
    1,490,000          Rensselaer County, NY Tobacco Asset
                       Securitization Corp.(1)                      5.750   06/01/2043  04/02/2026(B)      1,230,412
--------------------------------------------------------------------------------------------------------------------
      230,000          Rensselaer, NY Municipal Leasing Corp.
                       (Rensselaer County Nursing Home)(1)          5.000   06/01/2019  06/01/2014(A)        239,651
--------------------------------------------------------------------------------------------------------------------
    5,845,000          Rensselaer, NY Municipal Leasing Corp.
                       (Rensselaer County
                       Nursing Home)(1)                             5.875   06/01/2022  06/01/2014(A)      6,168,053
--------------------------------------------------------------------------------------------------------------------
       35,000          Rockland County, NY Solid Waste
                       Management Authority                         5.625   12/15/2014  10/31/2011(A)         35,107
--------------------------------------------------------------------------------------------------------------------
    6,860,000          Rockland County, NY Tobacco Asset
                       Securitization Corp.(1)                      5.500   08/15/2025  10/26/2013(B)      6,484,003
--------------------------------------------------------------------------------------------------------------------
       55,000          Rome, NY HDC, Series A(1)                    6.250   01/01/2024  10/31/2011(A)         55,083
--------------------------------------------------------------------------------------------------------------------
      500,000          Saratoga County, NY IDA (Saratoga
                       Hospital/Saratoga Care/Benedict
                       Community Health Center)(1)                  5.000   12/01/2014  12/01/2014           540,115
--------------------------------------------------------------------------------------------------------------------
    3,725,000          Saratoga County, NY IDA (Saratoga
                       Hospital/Saratoga Care/Benedict
                       Community Health Center)(1)                  5.750   12/01/2023  10/31/2011(A)      3,729,247
--------------------------------------------------------------------------------------------------------------------
    6,540,000          Saratoga County, NY IDA (Saratoga
                       Hospital/Saratoga Care/Benedict
                       Community Health Center)(1)                  5.750   12/01/2033  10/31/2011(A)      6,542,681
--------------------------------------------------------------------------------------------------------------------
    3,405,000          Schenectady, NY Metroplex Devel.
                       Authority, Series A(1)                       5.375   12/15/2021  12/15/2012(A)      3,501,702
--------------------------------------------------------------------------------------------------------------------
       25,000          Scotia, NY GO(1)                             6.100   01/15/2012  01/15/2012            25,399
--------------------------------------------------------------------------------------------------------------------

24 | Limited Term New York Municipal Fund

LIMITED TERM NEW YORK MUNICIPAL FUND
STATEMENT OF INVESTMENTS September 30, 2011 (Unaudited)

    Principal                                                                                  Effective
       Amount                                                             Coupon    Maturity   Maturity*             Value
--------------------------------------------------------------------------------------------------------------------------
New York Continued
--------------------------------------------------------------------------------------------------------------------------
  $    50,000          Seneca County, NY IDA (New York Chiropractic
                       College)(1)                                        4.000%  10/01/2015  10/01/2015       $    52,703
--------------------------------------------------------------------------------------------------------------------------
      870,000          SONYMA, Series 101(1)                              5.000   10/01/2018  10/31/2011(A)        870,687
--------------------------------------------------------------------------------------------------------------------------
       25,000          SONYMA, Series 101(1)                              5.250   04/01/2022  10/31/2011(A)         25,018
--------------------------------------------------------------------------------------------------------------------------
    4,550,000          SONYMA, Series 101(1)                              5.350   10/01/2026  10/31/2011(A)      4,552,457
--------------------------------------------------------------------------------------------------------------------------
      795,000          SONYMA, Series 133(1)                              4.950   10/01/2021  04/01/2015(A)        813,897
--------------------------------------------------------------------------------------------------------------------------
      580,000          SONYMA, Series 145(1)                              4.950   10/01/2023  04/01/2017(A)        598,299
--------------------------------------------------------------------------------------------------------------------------
   20,465,000          SONYMA, Series 29(2)                               5.450   10/01/2031  08/14/2013(B)     20,494,901
--------------------------------------------------------------------------------------------------------------------------
      400,000          SONYMA, Series 31(1)                               5.200   10/01/2021  10/31/2011(A)        400,300
--------------------------------------------------------------------------------------------------------------------------
      485,000          SONYMA, Series 31(1)                               5.300   10/01/2031  10/31/2011(A)        485,136
--------------------------------------------------------------------------------------------------------------------------
       50,000          SONYMA, Series 63(1)                               5.700   10/01/2011  10/01/2011            50,006
--------------------------------------------------------------------------------------------------------------------------
      500,000          SONYMA, Series 67(1)                               5.800   10/01/2028  10/31/2011(A)        528,520
--------------------------------------------------------------------------------------------------------------------------
    2,865,000          SONYMA, Series 69(1)                               5.400   10/01/2019  10/31/2011(A)      2,868,094
--------------------------------------------------------------------------------------------------------------------------
       40,000          SONYMA, Series 69(1)                               5.400   10/01/2019  10/31/2011(A)         40,043
--------------------------------------------------------------------------------------------------------------------------
    8,380,000          SONYMA, Series 69(1)                               5.500   10/01/2028  10/31/2011(A)      8,383,939
--------------------------------------------------------------------------------------------------------------------------
       20,000          SONYMA, Series 70(1)                               5.375   10/01/2017  10/29/2011(A)         20,037
--------------------------------------------------------------------------------------------------------------------------
      135,000          SONYMA, Series 70(1)                               5.375   10/01/2017  10/29/2011(A)        135,271
--------------------------------------------------------------------------------------------------------------------------
      175,000          SONYMA, Series 71(1)                               5.350   10/01/2018  10/31/2011(A)        175,196
--------------------------------------------------------------------------------------------------------------------------
      385,000          SONYMA, Series 72(1)                               5.200   10/01/2016  10/24/2011(A)        386,259
--------------------------------------------------------------------------------------------------------------------------
      115,000          SONYMA, Series 72(1)                               5.300   04/01/2027  10/31/2011(A)        115,045
--------------------------------------------------------------------------------------------------------------------------
      195,000          SONYMA, Series 73-A(1)                             5.250   10/01/2017  10/29/2011(A)        195,222
--------------------------------------------------------------------------------------------------------------------------
      215,000          SONYMA, Series 73-A(1)                             5.300   10/01/2028  10/31/2011(A)        215,071
--------------------------------------------------------------------------------------------------------------------------
   28,270,000          SONYMA, Series 77(1)                               5.150   04/01/2029  10/31/2011(A)     28,277,350
--------------------------------------------------------------------------------------------------------------------------
    9,435,000          SONYMA, Series 79(1)                               5.250   10/01/2021  10/31/2011(A)      9,440,095
--------------------------------------------------------------------------------------------------------------------------
       55,000          SONYMA, Series 79(1)                               5.250   10/01/2021  10/31/2011(A)         55,044
--------------------------------------------------------------------------------------------------------------------------
      735,000          SONYMA, Series 79(1)                               5.300   04/01/2029  10/31/2011(A)        735,213
--------------------------------------------------------------------------------------------------------------------------
    2,140,000          SONYMA, Series 80(1)                               5.100   10/01/2017  10/24/2011(A)      2,146,869
--------------------------------------------------------------------------------------------------------------------------
       40,000          SONYMA, Series 82(1)                               5.650   04/01/2030  10/31/2011(A)         40,022
--------------------------------------------------------------------------------------------------------------------------
    1,635,000          SONYMA, Series 83(1)                               5.450   04/01/2018  10/31/2011(A)      1,638,025
--------------------------------------------------------------------------------------------------------------------------
       15,000          SONYMA, Series 83(1)                               5.550   10/01/2027  10/31/2011(A)         15,013
--------------------------------------------------------------------------------------------------------------------------
       45,000          SONYMA, Series 83(1)                               5.550   10/01/2027  10/31/2011(A)         45,035
--------------------------------------------------------------------------------------------------------------------------
    5,100,000          SONYMA, Series 97(1)                               5.400   10/01/2021  10/31/2011(A)      5,104,488
--------------------------------------------------------------------------------------------------------------------------
      500,000          SONYMA, Series 98(1)                               5.050   10/01/2017  10/31/2011(A)        500,970
--------------------------------------------------------------------------------------------------------------------------
      385,000          Spring Valley, NY (Quality Redevel.)(1)            5.000   06/15/2021  06/15/2017(A)        410,522
--------------------------------------------------------------------------------------------------------------------------
      405,000          Spring Valley, NY (Quality Redevel.)(1)            5.000   06/15/2022  06/15/2017(A)        428,409
--------------------------------------------------------------------------------------------------------------------------
      300,000          Spring Valley, NY GO(1)                            5.000   05/01/2020  05/01/2015(A)        315,291
--------------------------------------------------------------------------------------------------------------------------
      310,000          Spring Valley, NY GO(1)                            5.000   05/01/2021  05/01/2015(A)        323,535
--------------------------------------------------------------------------------------------------------------------------
      325,000          Spring Valley, NY GO(1)                            5.000   05/01/2022  05/01/2015(A)        337,386
--------------------------------------------------------------------------------------------------------------------------
      335,000          Spring Valley, NY GO(1)                            5.000   05/01/2023  05/01/2015(A)        346,022
--------------------------------------------------------------------------------------------------------------------------
      350,000          Spring Valley, NY GO(1)                            5.000   05/01/2024  05/01/2015(A)        360,252
--------------------------------------------------------------------------------------------------------------------------
      365,000          Spring Valley, NY GO(1)                            5.000   05/01/2025  05/01/2015(A)        374,432
--------------------------------------------------------------------------------------------------------------------------
    3,185,000          St. Lawrence County, NY IDA (Curran Renewable
                         Energy)(1)                                       6.200   12/01/2017  12/01/2014(B)      2,852,327
--------------------------------------------------------------------------------------------------------------------------

25 | Limited Term New York Municipal Fund

LIMITED TERM NEW YORK MUNICIPAL FUND
STATEMENT OF INVESTMENTS September 30, 2011 (Unaudited)

    Principal                                                                                       Effective
       Amount                                                                  Coupon    Maturity   Maturity*             Value
-------------------------------------------------------------------------------------------------------------------------------
New York Continued
-------------------------------------------------------------------------------------------------------------------------------
  $   460,000          Suffolk County, NY IDA (ALIA-CCDRCA)(1)                 7.000%  06/01/2016  03/30/2013(A)    $   464,112
-------------------------------------------------------------------------------------------------------------------------------
      500,000          Suffolk County, NY IDA (ALIA-Civic Facility)(1)         5.950   11/01/2022  01/02/2019(B)        462,035
-------------------------------------------------------------------------------------------------------------------------------
      130,000          Suffolk County, NY IDA (ALIA-Civic Facility)(1)         6.000   11/01/2017  05/01/2015(B)        125,688
-------------------------------------------------------------------------------------------------------------------------------
      530,000          Suffolk County, NY IDA (ALIA-Civic Facility)(1)         6.000   11/01/2017  07/17/2015(B)        512,420
-------------------------------------------------------------------------------------------------------------------------------
      555,000          Suffolk County, NY IDA (ALIA-FREE)(1)                   7.000   06/01/2016  03/31/2013(A)        559,962
-------------------------------------------------------------------------------------------------------------------------------
      200,000          Suffolk County, NY IDA (ALIA-IGHL)(1)                   5.950   11/01/2022  12/23/2018(B)        184,814
-------------------------------------------------------------------------------------------------------------------------------
      225,000          Suffolk County, NY IDA (ALIA-IGHL)(1)                   6.500   12/01/2013  12/20/2012(B)        224,588
-------------------------------------------------------------------------------------------------------------------------------
      800,000          Suffolk County, NY IDA (ALIA-LIHIA)(1)                  5.950   11/01/2022  10/08/2019(B)        739,256
-------------------------------------------------------------------------------------------------------------------------------
      300,000          Suffolk County, NY IDA (ALIA-NYS ARC)(1)                5.950   11/01/2022  11/28/2019(B)        277,221
-------------------------------------------------------------------------------------------------------------------------------
      300,000          Suffolk County, NY IDA (ALIA-WORCA)(1)                  5.950   11/01/2022  03/31/2019(B)        277,221
-------------------------------------------------------------------------------------------------------------------------------
      260,000          Suffolk County, NY IDA (ALIA-WORCA)(1)                  7.000   06/01/2016  03/30/2013(A)        262,324
-------------------------------------------------------------------------------------------------------------------------------
      300,000          Suffolk County, NY IDA (Catholic Charities)(1)          6.000   10/01/2020  09/20/2016(B)        284,577
-------------------------------------------------------------------------------------------------------------------------------
      300,000          Suffolk County, NY IDA (DDI)(1)                         6.000   10/01/2020  09/19/2016(B)        284,577
-------------------------------------------------------------------------------------------------------------------------------
      300,000          Suffolk County, NY IDA (DDI)(1)                         6.000   10/01/2020  09/24/2016(B)        284,577
-------------------------------------------------------------------------------------------------------------------------------
    1,065,000          Suffolk County, NY IDA (Dowling College)(1)             5.000   06/01/2018  06/01/2018           998,171
-------------------------------------------------------------------------------------------------------------------------------
                       Suffolk County, NY IDA (Engel Berman at East
   12,000,000          Northport)(1)                                           7.125   11/01/2049  11/01/2012(A)     12,097,680
-------------------------------------------------------------------------------------------------------------------------------
   24,135,000          Suffolk County, NY IDA (Engel Berman at East
                       Northport)(1)                                           7.125   11/01/2049  11/01/2012(A)     24,331,459
-------------------------------------------------------------------------------------------------------------------------------
       90,000          Suffolk County, NY IDA (Family Residences)(1)           6.000   10/01/2015  11/20/2013(B)         88,501
-------------------------------------------------------------------------------------------------------------------------------
      355,000          Suffolk County, NY IDA (Family Residences), Series A(1) 6.375   12/01/2018  10/18/2015(B)        346,821
-------------------------------------------------------------------------------------------------------------------------------
    2,425,000          Suffolk County, NY IDA (Family Residences), Series A(1) 6.375   12/01/2018  10/01/2015(B)      2,369,128
-------------------------------------------------------------------------------------------------------------------------------
      600,000          Suffolk County, NY IDA (Independent Group
                       Home Living)(1)                                         6.000   10/01/2020  09/21/2016(B)        569,154
-------------------------------------------------------------------------------------------------------------------------------
      255,000          Suffolk County, NY IDA (L.I. Network Community
                       Services)(1)                                            7.000   02/01/2014  11/19/2012(B)        257,894
-------------------------------------------------------------------------------------------------------------------------------
      240,000          Suffolk County, NY IDA (Mattituck-Laurel
                       Library)(1)                                             6.000   09/01/2019  10/31/2011(A)        241,896
-------------------------------------------------------------------------------------------------------------------------------
      290,000          Suffolk County, NY IDA (Nassau-Suffolk Services
                       for Autism)(1)                                          6.250   11/01/2016  06/28/2014(B)        286,204
-------------------------------------------------------------------------------------------------------------------------------

26 | Limited Term New York Municipal Fund

LIMITED TERM NEW YORK MUNICIPAL FUND
STATEMENT OF INVESTMENTS September 30, 2011 (Unaudited)

   Principal                                                                                      Effective
      Amount                                                                Coupon    Maturity    Maturity*           Value
---------------------------------------------------------------------------------------------------------------------------
New York Continued
---------------------------------------------------------------------------------------------------------------------------
  $  105,000          Suffolk County, NY IDA (Nassau-Suffolk Services
                      for Autism)(1)                                        6.250%  11/01/2016  07/20/2014(B)    $  103,626
---------------------------------------------------------------------------------------------------------------------------
     700,000          Suffolk County, NY IDA (New York Institute of
                      Technology)(1)                                        5.250   03/01/2017  03/01/2015(A)       755,440
---------------------------------------------------------------------------------------------------------------------------
   1,000,000          Suffolk County, NY IDA (New York Institute of
                      Technology)(1)                                        5.250   03/01/2018  03/01/2015(A)     1,067,580
---------------------------------------------------------------------------------------------------------------------------
     500,000          Suffolk County, NY IDA (New York Institute of
                      Technology)(1)                                        5.250   03/01/2019  03/01/2015(A)       529,210
---------------------------------------------------------------------------------------------------------------------------
     720,000          Suffolk County, NY IDA (New York Institute of
                      Technology)(1)                                        5.250   03/01/2020  03/01/2015(A)       756,389
---------------------------------------------------------------------------------------------------------------------------
   1,000,000          Suffolk County, NY IDA (New York Institute of
                      Technology)(1)                                        5.250   03/01/2021  03/01/2015(A)     1,046,020
---------------------------------------------------------------------------------------------------------------------------
     615,000          Suffolk County, NY IDA (Pederson-Krager
                      Center)(1)                                            6.375   11/01/2015  12/15/2013(B)       598,647
---------------------------------------------------------------------------------------------------------------------------
     435,000          Suffolk County, NY IDA (Pederson-Krager
                      Center)(1)                                            6.400   02/01/2015  08/30/2013(B)       420,480
---------------------------------------------------------------------------------------------------------------------------
     200,000          Suffolk County, NY IDA (Suffolk Hotels)(1)            6.000   10/01/2020  09/14/2016(B)       189,718
---------------------------------------------------------------------------------------------------------------------------
     500,000          Suffolk County, NY IDA (WORCA)(1)                     6.000   10/01/2020  09/23/2016(B)       474,295
---------------------------------------------------------------------------------------------------------------------------
     930,000          Sullivan County, NY IDA (Center for Discovery)(1)     5.625   06/01/2013  12/06/2012(B)       915,464
---------------------------------------------------------------------------------------------------------------------------
   4,500,000          Sullivan County, NY IDA (Center for
                      Discovery)(1)                                         5.875   07/01/2022     07/01/2022     3,699,810
---------------------------------------------------------------------------------------------------------------------------
   4,970,000          Sullivan County, NY IDA (Center for
                      Discovery)(1)                                         6.375   02/01/2020  06/30/2016(B)     4,652,069
---------------------------------------------------------------------------------------------------------------------------
      30,000          Syracuse, NY Hsg. Authority(1)                        5.400   09/01/2021  09/01/2012(A)        31,287
---------------------------------------------------------------------------------------------------------------------------
     265,000          Syracuse, NY IDA (Crouse Irving Companies)(1)         5.250   01/01/2017  10/31/2011(A)       265,742
---------------------------------------------------------------------------------------------------------------------------
      25,000          Syracuse, NY IDA (Jewish Home of Central New
                      York)(1)                                              7.375   03/01/2021  04/02/2017(B)        23,337
---------------------------------------------------------------------------------------------------------------------------
     510,000          Syracuse, NY IDA (One Center Armory Garage)           6.750   12/01/2017  11/30/2011(A)       510,163
---------------------------------------------------------------------------------------------------------------------------
     900,000          Tompkins County, NY IDA (Kendall at Ithaca)(1)        5.750   07/01/2018  10/31/2011(A)       920,601
---------------------------------------------------------------------------------------------------------------------------
   2,000,000          Tompkins County, NY IDA (Kendall at Ithaca)(1)        6.000   07/01/2024  10/31/2011(A)     2,042,340
---------------------------------------------------------------------------------------------------------------------------
     100,000          Tompkins, NY Health Care Corp. (Reconstruction
                      Home)(1)                                              5.875   02/01/2033  10/31/2011(A)       100,130
---------------------------------------------------------------------------------------------------------------------------
     375,000          Tompkins, NY Health Care Corp. (Reconstruction
                      Home)(1)                                             10.800   02/01/2028  02/01/2012(A)       398,310
---------------------------------------------------------------------------------------------------------------------------
      10,000          Ulster County, NY GO(1)                               5.400   11/15/2013  11/15/2011(A)        10,062
---------------------------------------------------------------------------------------------------------------------------
      10,000          Ulster County, NY GO(1)                               5.400   11/15/2015  11/15/2011(A)        10,062
---------------------------------------------------------------------------------------------------------------------------
      25,000          Ulster County, NY GO(1)                               5.500   11/15/2012  11/15/2011(A)        25,161
---------------------------------------------------------------------------------------------------------------------------
     155,000          Ulster County, NY Res Rec(1)                          5.000   03/01/2016  03/01/2016          170,128
---------------------------------------------------------------------------------------------------------------------------
     160,000          Ulster County, NY Res Rec(1)                          5.000   03/01/2017  03/01/2016(A)       173,819
---------------------------------------------------------------------------------------------------------------------------
     170,000          Ulster County, NY Res Rec(1)                          5.000   03/01/2018  03/01/2016(A)       182,884
---------------------------------------------------------------------------------------------------------------------------

27 | Limited Term New York Municipal Fund

LIMITED TERM NEW YORK MUNICIPAL FUND
STATEMENT OF INVESTMENTS September 30, 2011 (Unaudited)

    Principal                                                                                     Effective
       Amount                                                               Coupon    Maturity    Maturity*            Value
----------------------------------------------------------------------------------------------------------------------------
New York Continued
----------------------------------------------------------------------------------------------------------------------------
  $   360,000          Ulster County, NY Tobacco Asset Securitization
                       Corp.(1)                                             6.000%  06/01/2040  01/25/2029(B)    $   305,946
----------------------------------------------------------------------------------------------------------------------------
       75,000          Ulster County, NY Tobacco Asset Securitization
                       Corp.(1)                                             6.250   06/01/2025  11/16/2016(B)         71,749
----------------------------------------------------------------------------------------------------------------------------
      830,000          Ulster County, NY Tobacco Asset Securitization
                       Corp.(1)                                             6.450   06/01/2040  09/21/2027(B)        716,522
----------------------------------------------------------------------------------------------------------------------------
   10,730,000          Ulster County, NY Tobacco Asset Securitization
                       Corp.(1)                                             6.750   06/01/2030  09/29/2020(B)     10,174,937
----------------------------------------------------------------------------------------------------------------------------
      125,000          Utica, NY IDA (Munson-Williams-Proctor Arts
                       Institute)                                           5.375   07/15/2019  10/31/2011(A)        125,443
----------------------------------------------------------------------------------------------------------------------------
       75,000          Utica, NY IDA (Munson-Williams-Proctor Arts
                       Institute)(1)                                        5.400   07/15/2030  07/15/2012(A)         75,803
----------------------------------------------------------------------------------------------------------------------------
       20,000          Utica, NY IDA (Munson-Williams-Proctor Arts
                       Institute)                                           5.500   07/15/2016  10/31/2011(A)         20,074
----------------------------------------------------------------------------------------------------------------------------
       25,000          Utica, NY IDA (Munson-Williams-Proctor Arts
                       Institute)(1)                                        5.500   07/15/2029  10/31/2011(A)         25,032
----------------------------------------------------------------------------------------------------------------------------
      330,000          Utica, NY IDA (Utica College Civic Facility)(1)      6.375   12/01/2011  12/01/2011           331,356
----------------------------------------------------------------------------------------------------------------------------
       15,000          Victor, NY GO(1)                                     4.800   12/15/2017  12/15/2011(A)         15,136
----------------------------------------------------------------------------------------------------------------------------
      100,000          Westchester County, NY GO(1)                         5.375   12/15/2012  12/15/2011(A)        101,016
----------------------------------------------------------------------------------------------------------------------------
       50,000          Westchester County, NY GO(1)                         5.375   12/15/2013  12/15/2011(A)         50,456
----------------------------------------------------------------------------------------------------------------------------
      150,000          Westchester County, NY Healthcare Corp., Series A(1) 5.875   11/01/2025  11/01/2011(A)        150,084
----------------------------------------------------------------------------------------------------------------------------
      100,000          Westchester County, NY IDA (Clearview School)(1)     6.600   01/01/2014  12/31/2012(B)        100,679
----------------------------------------------------------------------------------------------------------------------------
      295,000          Westchester County, NY IDA (Guiding Eyes for
                       the Blind)(1)                                        4.500   08/01/2012  08/01/2012           298,608
----------------------------------------------------------------------------------------------------------------------------
      855,000          Westchester County, NY IDA (JDAM)(1)                 6.750   04/01/2016  04/01/2012(A)        861,361
----------------------------------------------------------------------------------------------------------------------------
      340,000          Westchester County, NY IDA (Purchase College
                       Foundation Hsg. Corp.)(1)                            5.500   12/01/2015  12/01/2011(A)        348,333
----------------------------------------------------------------------------------------------------------------------------
    1,930,000          Westchester County, NY IDA (Rippowam-Cisqua
                       School)(1)                                           5.750   06/01/2029  11/30/2011(A)      1,930,193
----------------------------------------------------------------------------------------------------------------------------
      605,000          Westchester County, NY IDA (Schnurmacher Center)(1)  6.000   11/01/2011  11/01/2011           604,885
----------------------------------------------------------------------------------------------------------------------------
       85,000          Westchester County, NY IDA (Westchester
                       Airport Assoc.)                                      5.850   08/01/2014  10/31/2011(A)         85,262
----------------------------------------------------------------------------------------------------------------------------
      690,000          Westchester County, NY IDA (Westchester
                       Airport Assoc.)(1)                                   5.950   08/01/2024  10/31/2011(A)        690,800
----------------------------------------------------------------------------------------------------------------------------
      100,000          Westchester County, NY IDA (Winward School)(1)       5.200   10/01/2021  10/31/2011(A)        100,061
----------------------------------------------------------------------------------------------------------------------------
    6,705,000          Westchester County, NY Tobacco Asset
                       Securitization Corp.(1)                              4.500   06/01/2021  07/05/2012(B)      6,491,982
----------------------------------------------------------------------------------------------------------------------------
    9,600,000          Westchester County, NY Tobacco Asset
                       Securitization Corp.(1)                              5.000   06/01/2026  05/30/2018(B)      8,856,384
----------------------------------------------------------------------------------------------------------------------------
       85,000          White Plains, NY HDC (Battle Hill)(1)                6.650   02/01/2025  10/31/2011(A)         85,148
----------------------------------------------------------------------------------------------------------------------------

28 | Limited Term New York Municipal Fund

LIMITED TERM NEW YORK MUNICIPAL FUND
STATEMENT OF INVESTMENTS September 30, 2011 (Unaudited)

     Principal                                                                        Effective
        Amount                                                 Coupon     Maturity    Maturity*               Value
-------------------------------------------------------------------------------------------------------------------
New York Continued
-------------------------------------------------------------------------------------------------------------------
  $  1,000,000  Yonkers, NY EDC (Charter School of
                Educational Excellence(1)                       6.000%  10/15/2030  11/17/2024(B)       $   970,190
-------------------------------------------------------------------------------------------------------------------
        80,000  Yonkers, NY IDA (Michael Malotz Skilled
                Nursing Pavilion)(1)                            5.450   02/01/2029  10/31/2011(A)            80,091
-------------------------------------------------------------------------------------------------------------------
       295,000  Yonkers, NY IDA (Michael Malotz Skilled
                Nursing Pavilion)(1)                            5.650   02/01/2039  10/31/2011(A)           295,313
-------------------------------------------------------------------------------------------------------------------
     1,455,000  Yonkers, NY IDA (Monastery Manor
                Associates)(1)                                  5.000   04/01/2025  04/01/2015(A)         1,483,765
-------------------------------------------------------------------------------------------------------------------
     1,250,000  Yonkers, NY IDA (Sarah Lawrence
                College)(1)                                     5.750   06/01/2024  06/01/2019(A)         1,390,125
-------------------------------------------------------------------------------------------------------------------
     1,350,000  Yonkers, NY IDA (St. John's Riverside
                Hospital)(1)                                    6.800   07/01/2016  07/01/2012(A)         1,360,368
                                                                                                     --------------
                                                                                                      3,212,418,943
-------------------------------------------------------------------------------------------------------------------
U.S. Possessions-29.0%
     9,210,000  Guam Airport Authority, Series C(1)             5.375   10/01/2019  10/01/2013(A)         9,446,973
-------------------------------------------------------------------------------------------------------------------
     6,000,000  Guam Airport Authority, Series C(1)             5.375   10/01/2020  10/01/2013(A)         6,132,000
-------------------------------------------------------------------------------------------------------------------
       192,000  Guam EDA (TASC)(1)                              5.300   05/15/2014  05/15/2014              214,984
-------------------------------------------------------------------------------------------------------------------
     5,000,000  Guam Government Waterworks Authority &
                Wastewater System(1)                            5.250   07/01/2025  08/08/2023(B)         4,894,200
-------------------------------------------------------------------------------------------------------------------
        50,000  Guam International Airport Authority(1)         4.500   10/01/2014  10/01/2013(A)            51,450
-------------------------------------------------------------------------------------------------------------------
        10,000  Guam International Airport Authority(1)         5.000   10/01/2023  10/01/2013(A)            10,064
-------------------------------------------------------------------------------------------------------------------
        25,000  Guam International Airport Authority(1)         5.250   10/01/2016  10/01/2013(A)            26,064
-------------------------------------------------------------------------------------------------------------------
     1,290,000  Guam Power Authority, Series A(1)               5.000   10/01/2018  10/13/2017(B)         1,284,724
-------------------------------------------------------------------------------------------------------------------
        25,000  Guam Power Authority, Series A(1)               5.000   10/01/2024  07/23/2023(B)            23,805
-------------------------------------------------------------------------------------------------------------------
       230,000  Guam Power Authority, Series A(1)               5.250   10/01/2013  10/22/2011(A)           230,513
-------------------------------------------------------------------------------------------------------------------
        15,000  Guam Power Authority, Series A(1)               5.250   10/01/2013  10/22/2011(A)            15,033
-------------------------------------------------------------------------------------------------------------------
        50,000  Guam Power Authority, Series A(1)               5.250   10/01/2014  10/31/2011(A)            50,009
-------------------------------------------------------------------------------------------------------------------
       655,000  Guam Power Authority, Series A(1)               5.250   10/01/2023  09/02/2019(B)           628,531
-------------------------------------------------------------------------------------------------------------------
       710,000  Guam Power Authority, Series A(1)               5.250   10/01/2023  09/02/2019(B)           681,309
-------------------------------------------------------------------------------------------------------------------
        40,000  Guam Power Authority, Series A(1)               5.250   10/01/2034  11/07/2032(B)            38,053
-------------------------------------------------------------------------------------------------------------------
       195,000  Guam Tobacco Settlement Economic Devel.
                & Commerce Authority (TASC)(1)                  5.250   06/01/2032  04/13/2018(B)           180,178
-------------------------------------------------------------------------------------------------------------------
       375,000  Puerto Rico Children's Trust Fund (TASC)(1)     4.100   05/15/2013  05/15/2012(A)           379,286
-------------------------------------------------------------------------------------------------------------------
       200,000  Puerto Rico Children's Trust Fund (TASC)(1)     4.250   05/15/2014  05/15/2012(A)           202,052
-------------------------------------------------------------------------------------------------------------------
   211,365,000  Puerto Rico Children's Trust Fund (TASC)(1)     5.375   05/15/2033  11/23/2016(B)       199,615,220
-------------------------------------------------------------------------------------------------------------------
    68,875,000  Puerto Rico Children's Trust Fund (TASC)(1)     5.500   05/15/2039  11/04/2026(B)        57,703,475
-------------------------------------------------------------------------------------------------------------------
    30,755,000  Puerto Rico Children's Trust Fund (TASC)(1)     5.625   05/15/2043  01/22/2032(B)        25,836,968
-------------------------------------------------------------------------------------------------------------------

29 | Limited Term New York Municipal Fund

LIMITED TERM NEW YORK MUNICIPAL FUND
STATEMENT OF INVESTMENTS September 30, 2011 (Unaudited)

    Principal                                                                                     Effective
       Amount                                                              Coupon     Maturity    Maturity*            Value
----------------------------------------------------------------------------------------------------------------------------
U.S. Possessions Continued
----------------------------------------------------------------------------------------------------------------------------
  $17,500,000                    Puerto Rico Commonwealth GO(1)             4.750%  12/01/2015  12/01/2012(A)    $18,046,350
----------------------------------------------------------------------------------------------------------------------------
       50,000                    Puerto Rico Commonwealth GO(1)             5.000   07/01/2026  01/01/2012(A)         49,999
----------------------------------------------------------------------------------------------------------------------------
       50,000                    Puerto Rico Commonwealth GO(1)             5.000   07/01/2028  12/14/2026(B)         49,856
----------------------------------------------------------------------------------------------------------------------------
    2,000,000                    Puerto Rico Commonwealth GO(1)             5.000   07/01/2030  07/01/2012(C)      2,052,080
----------------------------------------------------------------------------------------------------------------------------
    2,660,000                    Puerto Rico Commonwealth GO(1)             5.125   07/01/2031  07/01/2031         2,643,455
----------------------------------------------------------------------------------------------------------------------------
    7,000,000                    Puerto Rico Commonwealth GO(1)             5.250   01/01/2015  07/05/2014(B)      7,411,810
----------------------------------------------------------------------------------------------------------------------------
      880,000                    Puerto Rico Commonwealth GO(1)             5.250   07/01/2018  07/01/2013(A)        900,486
----------------------------------------------------------------------------------------------------------------------------
      900,000                    Puerto Rico Commonwealth GO(1)             5.250   07/01/2019  07/01/2013(A)        916,965
----------------------------------------------------------------------------------------------------------------------------
      500,000                    Puerto Rico Commonwealth GO(1)             5.250   07/01/2020  07/01/2014(A)        527,795
----------------------------------------------------------------------------------------------------------------------------
    2,430,000                    Puerto Rico Commonwealth GO(1)             5.250   07/01/2021  07/01/2014(A)      2,552,618
----------------------------------------------------------------------------------------------------------------------------
    4,795,000                    Puerto Rico Commonwealth GO(1)             5.250   07/01/2022  07/01/2014(A)      5,011,207
----------------------------------------------------------------------------------------------------------------------------
    1,850,000                    Puerto Rico Commonwealth GO(1)             5.250   07/01/2022  07/01/2016(A)      1,905,852
----------------------------------------------------------------------------------------------------------------------------
    4,575,000                    Puerto Rico Commonwealth GO(1)             5.250   07/01/2023  07/01/2014(A)      4,756,902
----------------------------------------------------------------------------------------------------------------------------
   11,000,000                    Puerto Rico Commonwealth GO(1)             5.250   07/01/2023  07/01/2013(A)     11,102,630
----------------------------------------------------------------------------------------------------------------------------
   14,850,000                    Puerto Rico Commonwealth GO(1)             5.250   07/01/2024  07/01/2013(A)     14,957,366
----------------------------------------------------------------------------------------------------------------------------
   21,785,000                    Puerto Rico Commonwealth GO(1)             5.250   07/01/2025  07/01/2016(A)     22,126,153
----------------------------------------------------------------------------------------------------------------------------
    4,750,000                    Puerto Rico Commonwealth GO(1)             5.250   07/01/2027  07/01/2016(A)      4,804,293
----------------------------------------------------------------------------------------------------------------------------
       15,000                    Puerto Rico Commonwealth GO(1)             5.250   07/01/2029  07/01/2017(A)         15,128
----------------------------------------------------------------------------------------------------------------------------
    5,000,000                    Puerto Rico Commonwealth GO(1)             5.250   07/01/2030  07/01/2017(A)      5,030,400
----------------------------------------------------------------------------------------------------------------------------
    2,840,000                    Puerto Rico Commonwealth GO(1)             5.250   07/01/2030  07/01/2016(A)      2,854,569
----------------------------------------------------------------------------------------------------------------------------
   14,750,000                    Puerto Rico Commonwealth GO(1)             5.250   07/01/2032  07/01/2017(A)     14,766,815
----------------------------------------------------------------------------------------------------------------------------
   11,735,000                    Puerto Rico Commonwealth GO(1)             5.250   07/01/2032  07/01/2016(A)     11,746,266
----------------------------------------------------------------------------------------------------------------------------
    6,060,000                    Puerto Rico Commonwealth GO(1)             5.375   07/01/2028  11/30/2011(A)      6,061,212
----------------------------------------------------------------------------------------------------------------------------
    3,000,000                    Puerto Rico Commonwealth GO(1)             5.500   07/01/2019  07/01/2019         3,272,160
----------------------------------------------------------------------------------------------------------------------------
   13,100,000                    Puerto Rico Commonwealth GO(1)             5.500   07/01/2023  07/01/2018(A)     13,710,984
----------------------------------------------------------------------------------------------------------------------------
    1,320,000                    Puerto Rico Commonwealth GO(1)             6.000   07/01/2027  07/01/2018(A)      1,396,679
----------------------------------------------------------------------------------------------------------------------------
   10,000,000                    Puerto Rico Commonwealth GO(1)             6.000   07/01/2029  07/01/2016(A)     10,499,400
----------------------------------------------------------------------------------------------------------------------------
    1,950,000                    Puerto Rico Commonwealth GO(1)             6.500   07/01/2037  07/01/2019(A)      2,105,981
----------------------------------------------------------------------------------------------------------------------------
                                 Puerto Rico Electric Power Authority,
   28,360,000                    Series AAA(1)                              5.250   07/01/2022  07/01/2020(A)     30,682,400
----------------------------------------------------------------------------------------------------------------------------
   10,920,000                    Puerto Rico Electric Power Authority,
                                 Series AAA(1)                              5.250   07/01/2023  07/01/2020(A)     11,698,159
----------------------------------------------------------------------------------------------------------------------------
   11,490,000                    Puerto Rico Electric Power Authority,
                                 Series AAA(1)                              5.250   07/01/2024  07/01/2020(A)     12,183,766
----------------------------------------------------------------------------------------------------------------------------
   12,095,000                    Puerto Rico Electric Power Authority,
                                 Series AAA(1)                              5.250   07/01/2025  07/01/2020(A)     12,686,446
----------------------------------------------------------------------------------------------------------------------------
    4,905,000                    Puerto Rico Electric Power Authority,
                                 Series CCC(1)                              5.250   07/01/2028  07/01/2020(A)      5,048,471
----------------------------------------------------------------------------------------------------------------------------
   12,500,000                    Puerto Rico Electric Power Authority,
                                 Series WW(1)                               5.250   07/01/2025  07/01/2018(A)     12,991,875
----------------------------------------------------------------------------------------------------------------------------
       85,000                    Puerto Rico HFA(1)                         5.000   12/01/2020  12/01/2013(A)         87,878
----------------------------------------------------------------------------------------------------------------------------
   37,000,000                    Puerto Rico HFA (Vivienda
                                 Modernization)(1)                          4.750   10/01/2011  10/01/2011        37,004,070
----------------------------------------------------------------------------------------------------------------------------
      125,000                    Puerto Rico HFC(1)                         5.100   12/01/2018  12/01/2011(A)        126,211
----------------------------------------------------------------------------------------------------------------------------

30 | Limited Term New York Municipal Fund

LIMITED TERM NEW YORK MUNICIPAL FUND
STATEMENT OF INVESTMENTS September 30, 2011 (Unaudited)

    Principal                                                                          Effective
       Amount                                                    Coupon     Maturity   Maturity*               Value
--------------------------------------------------------------------------------------------------------------------
U.S. Possessions Continued
--------------------------------------------------------------------------------------------------------------------
  $    90,000                  Puerto Rico Highway &
                               Transportation Authority(1)        5.000%  07/01/2022  01/01/2012(A)        $  90,325
--------------------------------------------------------------------------------------------------------------------
       90,000                  Puerto Rico Highway &
                               Transportation Authority(1)        5.000   07/01/2028  08/06/2026(B)           89,740
--------------------------------------------------------------------------------------------------------------------
       35,000                  Puerto Rico Highway &
                               Transportation Authority(1)        5.000   07/01/2028  02/20/2026(B)           34,899
--------------------------------------------------------------------------------------------------------------------
       45,000                  Puerto Rico Highway &
                               Transportation Authority(1)        5.250   07/01/2014  01/01/2012(A)           45,343
--------------------------------------------------------------------------------------------------------------------
      425,000                  Puerto Rico Highway &
                               Transportation Authority(1)        5.750   07/01/2019  07/01/2013(A)          449,166
--------------------------------------------------------------------------------------------------------------------
      230,000                  Puerto Rico Highway &
                               Transportation Authority(1)        5.750   07/01/2020  07/01/2013(A)          243,078
--------------------------------------------------------------------------------------------------------------------
    5,060,000                  Puerto Rico Highway &
                               Transportation Authority(1)        5.750   07/01/2021  07/01/2013(A)        5,347,712
--------------------------------------------------------------------------------------------------------------------
    7,995,000                  Puerto Rico Highway &
                               Transportation Authority(1)        5.750   07/01/2022  07/01/2013(A)        8,417,056
--------------------------------------------------------------------------------------------------------------------
        5,000                  Puerto Rico Highway &
                               Transportation Authority,
                               Series A(1)                        5.000   07/01/2028  05/23/2024(B)            4,986
--------------------------------------------------------------------------------------------------------------------
    7,000,000                  Puerto Rico Highway &
                               Transportation Authority,
                               Series E(1)                        5.750   07/01/2024  07/01/2012(A)        7,047,460
--------------------------------------------------------------------------------------------------------------------
    2,145,000                  Puerto Rico Highway &
                               Transportation Authority,
                               Series G(1)                        5.250   07/01/2018  07/01/2013(A)        2,326,317
--------------------------------------------------------------------------------------------------------------------
    1,175,000                  Puerto Rico Highway &
                               Transportation Authority,
                               Series G(1)                        5.250   07/01/2019  07/01/2013(A)        1,231,788
--------------------------------------------------------------------------------------------------------------------
    4,355,000                  Puerto Rico Highway &
                               Transportation Authority,
                               Series K(1)                        5.000   07/01/2021  07/01/2015(A)        4,433,651
--------------------------------------------------------------------------------------------------------------------
   11,000,000                  Puerto Rico Highway &
                               Transportation Authority,
                               Series K(1)                        5.000   07/01/2022  07/01/2015(A)       11,173,910
--------------------------------------------------------------------------------------------------------------------
   12,275,000                  Puerto Rico Highway &
                               Transportation
                               Authority, Series K(1)             5.000   07/01/2023  07/01/2015(A)       12,405,729
--------------------------------------------------------------------------------------------------------------------
   12,760,000                  Puerto Rico Highway &
                               Transportation Authority,
                               Series K(1)                        5.000   07/01/2024  07/01/2015(A)       12,841,409
--------------------------------------------------------------------------------------------------------------------
   14,545,000                  Puerto Rico Highway &
                               Transportation Authority,
                               Series K(1)                        5.000   07/01/2025  07/01/2015(A)       14,605,507
--------------------------------------------------------------------------------------------------------------------
   16,725,000                  Puerto Rico Highway &
                               Transportation
                               Authority, Series K(1)             5.000   07/01/2026  07/01/2015(A)       16,766,311
--------------------------------------------------------------------------------------------------------------------
    1,000,000                  Puerto Rico Highway &
                               Transportation Authority,
                               Series K(1)                        5.000   07/01/2027  07/01/2015(A)        1,000,770
--------------------------------------------------------------------------------------------------------------------
      160,000                  Puerto Rico Industrial Devel.
                               Company, Series B(1)               5.375   07/01/2016  10/31/2011(A)          160,288
--------------------------------------------------------------------------------------------------------------------
      780,000                  Puerto Rico Infrastructure(1)      5.000   07/01/2019  07/01/2016(A)          811,356
--------------------------------------------------------------------------------------------------------------------
    5,000,000                  Puerto Rico Infrastructure(1)      5.500   07/01/2021  07/01/2021           5,413,400
--------------------------------------------------------------------------------------------------------------------
                               Puerto Rico Infrastructure
      145,000                  (Mepsi Campus)(1)                  5.600   10/01/2014  04/21/2013(B)          142,960
--------------------------------------------------------------------------------------------------------------------
    4,250,000                  Puerto Rico Infrastructure
                               Financing Authority(1)             5.500   07/01/2023  07/01/2023           4,538,150
--------------------------------------------------------------------------------------------------------------------

31 | Limited Term New York Municipal Fund

LIMITED TERM NEW YORK MUNICIPAL FUND
STATEMENT OF INVESTMENTS September 30, 2011 (Unaudited)

    Principal                                                                            Effective
       Amount                                                      Coupon     Maturity   Maturity*               Value
----------------------------------------------------------------------------------------------------------------------
U.S. Possessions Continued
----------------------------------------------------------------------------------------------------------------------
  $ 2,855,000                    Puerto Rico ITEMECF (Ana G.
                                 Mendez University)(1)              5.375%  02/01/2019  10/31/2011(A)      $ 2,855,885
----------------------------------------------------------------------------------------------------------------------
   34,610,000                    Puerto Rico ITEMECF
                                 (Cogeneration Facilities)          6.625   06/01/2026  12/01/2011(A)       34,608,270
----------------------------------------------------------------------------------------------------------------------
    1,500,000                    Puerto Rico ITEMECF (Dr. Pila
                                 Hospital)(1)                       6.125   08/01/2025  10/31/2011(A)        1,501,815
----------------------------------------------------------------------------------------------------------------------
       45,000                    Puerto Rico ITEMECF
                                 (Guaynabo Municipal
                                 Government Center)(1)              5.625   07/01/2015  10/31/2011(A)           45,131
----------------------------------------------------------------------------------------------------------------------
   15,645,000                    Puerto Rico ITEMECF
                                 (Hospital Auxilio Mutuo)(1)        6.250   07/01/2026  07/01/2016(A)       16,401,123
----------------------------------------------------------------------------------------------------------------------
       75,000                    Puerto Rico ITEMECF
                                 (Hospital de la
                                 Concepcion)(1)                     6.125   11/15/2025  11/15/2011(A)           75,396
----------------------------------------------------------------------------------------------------------------------
      750,000                    Puerto Rico ITEMECF
                                 (Hospital de la Concepcion)        6.375   11/15/2015  11/15/2011(A)          754,485
----------------------------------------------------------------------------------------------------------------------
    2,000,000                    Puerto Rico ITEMECF
                                 (Hospital de la
                                 Concepcion)(1)                     6.500   11/15/2020  11/15/2011(A)        2,011,500
----------------------------------------------------------------------------------------------------------------------
      100,000                    Puerto Rico ITEMECF
                                 (InterAmerican
                                 University)(1)                     5.000   10/01/2015  10/31/2011(A)          100,284
----------------------------------------------------------------------------------------------------------------------
      130,000                    Puerto Rico ITEMECF
                                 (InterAmerican
                                 University)(1)                     5.000   10/01/2022  10/31/2011(A)          130,077
----------------------------------------------------------------------------------------------------------------------
    2,190,000                    Puerto Rico ITEMECF
                                 (University Plaza)(1)              5.625   07/01/2015  01/01/2012(A)        2,209,119
----------------------------------------------------------------------------------------------------------------------
    2,215,000                    Puerto Rico ITEMECF
                                 (University Plaza)(1)              5.625   07/01/2016  01/01/2012(A)        2,234,337
----------------------------------------------------------------------------------------------------------------------
    2,345,000                    Puerto Rico ITEMECF
                                 (University Plaza)(1)              5.625   07/01/2017  01/01/2012(A)        2,365,472
----------------------------------------------------------------------------------------------------------------------
      355,000                    Puerto Rico ITEMECF
                                 (University Plaza)(1)              5.625   07/01/2018  01/01/2012(A)          358,099
----------------------------------------------------------------------------------------------------------------------
                                 Puerto Rico ITEMECF
    1,875,000                    (University Plaza)(1)              5.625   07/01/2019  01/01/2012(A)        1,891,369
----------------------------------------------------------------------------------------------------------------------
    9,400,000                    Puerto Rico Municipal
                                 Finance Agency, Series A(1)        5.250   08/01/2023  08/01/2015(A)        9,581,232
----------------------------------------------------------------------------------------------------------------------
   10,000,000                    Puerto Rico Municipal
                                 Finance Agency, Series A(1)        5.250   08/01/2024  08/01/2015(A)       10,150,400
----------------------------------------------------------------------------------------------------------------------
      305,000                    Puerto Rico Municipal
                                 Finance Agency, Series A           5.500   07/01/2017  10/31/2011(A)          305,866
----------------------------------------------------------------------------------------------------------------------
       70,000                    Puerto Rico Municipal
                                 Finance Agency, Series B(1)        5.750   08/01/2012  10/31/2011(A)           70,272
----------------------------------------------------------------------------------------------------------------------
       25,000                    Puerto Rico Municipal
                                 Finance Agency, Series B(1)        5.750   08/01/2013  10/31/2011(A)           25,076
----------------------------------------------------------------------------------------------------------------------
    6,880,000                    Puerto Rico Public Buildings
                                 Authority(1)                       5.000   07/01/2028  07/01/2012(C)        7,035,557
----------------------------------------------------------------------------------------------------------------------
   11,560,000                    Puerto Rico Public Buildings
                                 Authority(1)                       5.000   07/01/2036  07/01/2012(C)       11,821,372
----------------------------------------------------------------------------------------------------------------------
      545,000                    Puerto Rico Public Buildings
                                 Authority(1)                       5.125   07/01/2024  07/01/2012(A)          545,616
----------------------------------------------------------------------------------------------------------------------
   14,280,000                    Puerto Rico Public Buildings
                                 Authority(1)                       5.250   07/01/2029  07/01/2014(A)       14,291,424
----------------------------------------------------------------------------------------------------------------------

32 | Limited Term New York Municipal Fund

LIMITED TERM NEW YORK MUNICIPAL FUND
STATEMENT OF INVESTMENTS September 30, 2011 (Unaudited)

Principal                                                                               Effective
Amount                                                            Coupon    Maturity    Maturity*               Value
---------------------------------------------------------------------------------------------------------------------
U.S. Possessions Continued
---------------------------------------------------------------------------------------------------------------------
  $  2,060,000                  Puerto Rico Public Buildings
                                Authority(1)                      5.500%  07/01/2021  07/01/2017(A)      $  2,156,326
---------------------------------------------------------------------------------------------------------------------
     3,255,000                  Puerto Rico Public Buildings
                                Authority(1)                      5.500   07/01/2025  07/01/2017(A)         3,327,879
---------------------------------------------------------------------------------------------------------------------
    13,195,000                  Puerto Rico Public Buildings
                                Authority(1)                      5.500   07/01/2026  07/01/2017(A)        13,437,656
---------------------------------------------------------------------------------------------------------------------
     1,250,000                  Puerto Rico Public Buildings
                                Authority(1)                      5.500   07/01/2035  07/01/2017(C)         1,354,100
---------------------------------------------------------------------------------------------------------------------
     1,400,000                  Puerto Rico Public Buildings
                                Authority(1)                      5.750   07/01/2034  07/01/2017(C)         1,534,484
---------------------------------------------------------------------------------------------------------------------
     8,795,000                  Puerto Rico Public Buildings
                                Authority(1)                      7.000   07/01/2021  07/01/2014(A)         9,775,203
---------------------------------------------------------------------------------------------------------------------
    31,150,000                  Puerto Rico Public Buildings
                                Authority(1)                      7.000   07/01/2025  06/01/2014(A)        33,998,979
---------------------------------------------------------------------------------------------------------------------
       825,000                  Puerto Rico Public Buildings
                                Authority, Series G(1)            5.250   07/01/2019  07/01/2012(A)           830,808
---------------------------------------------------------------------------------------------------------------------
   205,030,000                  Puerto Rico Public Finance
                                Corp., Series A(1)                6.500   08/01/2028  08/01/2016(A)       217,719,307
---------------------------------------------------------------------------------------------------------------------
    19,000,000                  Puerto Rico Sales Tax
                                Financing Corp., Series A(1)      5.625   08/01/2030  02/01/2015(A)        19,974,130
---------------------------------------------------------------------------------------------------------------------
    71,000,000                  Puerto Rico Sales Tax
                                Financing Corp., Series A(1)      6.125   08/01/2029  02/01/2014(A)        74,344,810
---------------------------------------------------------------------------------------------------------------------
     4,080,000                  University of Puerto Rico(1)      5.000   06/01/2025  06/01/2016(A)         4,104,194
---------------------------------------------------------------------------------------------------------------------
     2,750,000                  University of Puerto Rico(1)      5.000   06/01/2026  06/01/2016(A)         2,758,333
---------------------------------------------------------------------------------------------------------------------
        75,000                  University of Puerto Rico         5.500   06/01/2012  10/31/2011(A)            75,209
---------------------------------------------------------------------------------------------------------------------
     7,470,000                  University of Puerto Rico,
                                Series P(1)                       5.000   06/01/2021  06/01/2016(A)         7,602,593
---------------------------------------------------------------------------------------------------------------------
     8,500,000                  University of Puerto Rico,
                                Series P(1)                       5.000   06/01/2022  06/01/2016(A)         8,633,705
---------------------------------------------------------------------------------------------------------------------
     5,645,000                  University of Puerto Rico,
                                Series P(1)                       5.000   06/01/2030  12/23/2028(B)         5,487,730
---------------------------------------------------------------------------------------------------------------------
     8,410,000                  University of Puerto Rico,
                                Series Q(1)                       5.000   06/01/2023  06/01/2016(A)         8,504,613
---------------------------------------------------------------------------------------------------------------------
       300,000                  University of Puerto Rico,
                                Series Q(1)                       5.000   06/01/2030  12/22/2028(B)           291,642
---------------------------------------------------------------------------------------------------------------------
     5,250,000                  V.I. Government Refinery
                                Facilities (Hovensa
                                Coker)(1)                         6.500   07/01/2021  01/01/2013(A)         5,257,980
---------------------------------------------------------------------------------------------------------------------
        75,000                  V.I. HFA, Series A(1)             6.500   03/01/2025  10/31/2011(A)            75,038
---------------------------------------------------------------------------------------------------------------------
     2,580,000                  V.I. Port Authority, Series
                                A(1)                              5.250   09/01/2018  10/31/2011(A)         2,584,231
---------------------------------------------------------------------------------------------------------------------
     7,000,000                  V.I. Public Finance
                                Authority (Hovensa
                                Refinery)(1)                      4.700   07/01/2022  10/01/2018(B)         6,025,040
---------------------------------------------------------------------------------------------------------------------
     4,825,000                  V.I. Public Finance
                                Authority (Hovensa
                                Refinery)(1)                      5.875   07/01/2022  10/02/2018(B)         4,613,472
---------------------------------------------------------------------------------------------------------------------
     1,075,000                  V.I. Public Finance
                                Authority (Matching Fund
                                Loan Note)(1)                     5.250   10/01/2021  10/01/2014(A)         1,107,669
---------------------------------------------------------------------------------------------------------------------
       620,000                  V.I. Public Finance
                                Authority (Matching Fund
                                Loan Note)(1)                     6.750   10/01/2037  10/01/2019(A)           668,385
---------------------------------------------------------------------------------------------------------------------
     1,000,000                  V.I. Public Finance
                                Authority,
                                Series A(1)                       5.250   10/01/2016  10/01/2014(A)         1,066,880
---------------------------------------------------------------------------------------------------------------------
     2,000,000                  V.I. Public Finance
                                Authority,
                                Series A(1)                       5.250   10/01/2022  10/01/2014(A)         2,054,000
---------------------------------------------------------------------------------------------------------------------

33 | Limited Term New York Municipal Fund

LIMITED TERM NEW YORK MUNICIPAL FUND
STATEMENT OF INVESTMENTS September 30, 2011 (Unaudited)

    Principal                                                          Effective
       Amount                               Coupon        Maturity     Maturity*                Value
-----------------------------------------------------------------------------------------------------
U.S. Possessions Continued
------------------------------------------------------------------------------------------------------
$   2,000,000  V.I. Public Finance
               Authority,
               Series A(1)                  5.250%      10/01/2023    10/01/2014(A)    $     2,044,220
------------------------------------------------------------------------------------------------------
   11,005,000  V.I. Public Finance
               Authority,
               Series A(1)                  6.375       10/01/2019    10/28/2011(A)         11,026,752
------------------------------------------------------------------------------------------------------
    1,015,000  V.I. Tobacco Settlement
               Financing Corp.
               (TASC)(1)                    4.750       05/15/2012    10/31/2011(A)          1,017,263
------------------------------------------------------------------------------------------------------
       80,000  V.I. Tobacco
               Settlement Financing
               Corp. (TASC)(1)              4.950       05/15/2014    10/31/2011(A)             80,154
------------------------------------------------------------------------------------------------------
    1,010,000  V.I. Tobacco Settlement
               Financing Corp.
                (TASC)(1)                   5.000       05/15/2021    02/14/2013(B)            958,823
------------------------------------------------------------------------------------------------------
    1,440,000  V.I. Tobacco Settlement
                Financing Corp.
               (TASC)(1)                    5.000       05/15/2031    06/10/2018(B)          1,227,830
------------------------------------------------------------------------------------------------------
    2,500,000  V.I. Water & Power
               Authority(1)                 5.500       07/01/2017    10/31/2011(A)          2,504,575
                                                                                       ---------------
                                                                                         1,290,644,079
------------------------------------------------------------------------------------------------------
Total Investments, at Value(Cost $4,497,537,558)-101.1%                                  4,503,063,022
------------------------------------------------------------------------------------------------------
Liabilities in Excess of Other Assets-(1.1)                                                (51,193,470)

                                                                                       ---------------
Net Assets-100.0%                                                                      $ 4,451,869,552
                                                                                       ===============

Footnotes to Statement of Investments

* Call Date, Put Date or Average Life of Sinking Fund, if applicable, as detailed.

     A. Optional call date; corresponds to the most conservative yield calculation.

     B. Average life due to mandatory, or expected, sinking fund principal payments prior to maturity.

     C.   Date of mandatory put.

1. All or a portion of the security position has been segregated for collateral to cover borrowings.

2. Security represents the underlying municipal bond on an inverse floating rate security. The bond was purchased by the Fund and subsequently transferred to a trust. See accompanying Notes.

3. This security is not accruing income because the issuer has missed an interest payment on it and/or is not anticipated to make future interest and/or principal payments. The rate shown is the original contractual interest rate. See accompanying Notes.

4. Represents the current interest rate for a variable or increasing rate security.

34 | Limited Term New York Municipal Fund

LIMITED TERM NEW YORK MUNICIPAL FUND
STATEMENT OF INVESTMENTS September 30, 2011 (Unaudited)

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3-significant unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset or liability).

The table below categorizes amounts as of September 30, 2011 based on valuation input level:

                                                                              LEVEL 3--
                               LEVEL 1--               LEVEL 2--            SIGNIFICANT
                              UNADJUSTED       OTHER SIGNIFICANT           UNOBSERVABLE
                           QUOTED PRICES       OBSERVABLE INPUTS                 INPUTS                VALUE
------------------------------------------------------------------------------------------------------------
ASSETS TABLE
INVESTMENTS, AT VALUE:
Municipal Bonds and Notes
  New York                 $          --     $     3,204,791,413     $        7,627,530     $  3,212,418,943
  U.S. Possessions                    --           1,290,644,079                     --        1,290,644,079
                           ---------------------------------------------------------------------------------
Total Assets               $          --     $     4,495,435,492     $        7,627,530     $  4,503,063,022
                           ---------------------------------------------------------------------------------

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

See the accompanying Notes for further discussion of the methods used in determining value of the Fund's investments, and a summary of changes to the valuation methodologies, if any, during the reporting period.

TO SIMPLIFY THE LISTINGS OF SECURITIES, ABBREVIATIONS ARE USED PER THE TABLE
BELOW:

ACDS     Assoc. for Children with Down Syndrome
ALIA     Alliance of Long Island Agencies
AOFMHS   Aurelia Osborn Fox Memorial
         Hospital Society
ARC      Assoc. of Retarded Citizens
BFCC     Brookdale Family Care Center
BID      Business Improvement District
BOCES    Board of Cooperative Educational Services
CCDRCA   Catholic Charities of the Diocese of
         Rockville Centre and Affiliates
CHSLI    Catholic Health Services of Long Island
CMA      Community Mainstreaming Associates, Inc.
COP      Certificates of Participation
CRR      Center for Rapid Recovery
CRV      Crystal Run Village
CSMR     Community Services for the Mentally Retarded
Con Ed   Consolidated Edison Company
DA       Dormitory Authority
DDI      Developmental Disabilities Institute
DRIVERS  Derivative Inverse Tax Exempt Receipts
EDA      Economic Devel. Authority
EDC      Economic Devel. Corp.
EFC      Environmental Facilities Corp.
ERDA     Energy Research and Devel. Authority

35 | Limited Term New York Municipal Fund

LIMITED TERM NEW YORK MUNICIPAL FUND
STATEMENT OF INVESTMENTS September 30, 2011 (Unaudited)

FNHC     Ferncilff Nursing Home Company
FREE     Family Residences and Essential Enterprises
GO       General Obligation
GSHMC    Good Samaritan Hospital Medical Center
HDC      Housing Devel. Corp.
HFA      Housing Finance Agency
HFC      Housing Finance Corp.
HKSB     Helen Keller Services for the Blind
IDA      Industrial Devel. Agency
IGHL     Independent Group Home for Living
ITEMECF  Industrial, Tourist, Educational, Medical and
         Environmental Community Facilities
JDAM     Julia Dyckman Andrus Memorial
JFK      John Fitzgerald Kennedy
KR       Kateri Residence
L.I.     Long Island
LIHIA    Long Island Head Injury Assoc.
LILCO    Long Island Lighting Corp.
MMC      Mercy Medical Center
MMWNHC   Mary Manning Walsh Nursing
         Home Company
MTA      Metropolitan Transportation Authority
NSLIJ    North Shore Long Island Jewish
NSUH     North Shore University Hospital
NSUHGC   North Shore University Hospital at
         Glen Cove
NSUHPL   North Shore University Hospital at Plainview
NY/NJ    New York/New Jersey
NYC      New York City
NYS      New York State
NYU      New York University
RIBS     Residual Interest Bonds
Res Rec  Resource Recovery Facility
ROLs     Residual Option Longs
SAVRS    Select Auction Variable Rate Securities
SCHRC    St. Charles Hospital and Rehabilitation Center
SCSMC    St. Catherine of Sienna Medical Center
SFH      St. Francis Hospital
SFTU     Services for the Underserved
SONYMA   State of New York Mortgage Agency
SUNY     State University of New York
SV       Sienna Village
TASC     Tobacco Settlement Asset
         -Backed Bonds
TFABs    Tobacco Flexible Amortization Bonds
UBF      University of Buffalo Foundation
UDC      Urban Devel. Corp.
USBFCC   Urban Strategies Brookdale
         Family Care Center
V.I.     United States Virgin Islands
WORCA    Working Organization for
         Retarded Children and Adults
YAI      Young Adult Institute
YMCA     Young Men's Christian Assoc.

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as "Level 1," observable market inputs other than unadjusted quoted prices are classified as "Level 2" and significant unobservable inputs, including the Manager's

36 | Limited Term New York Municipal Fund

LIMITED TERM NEW YORK MUNICIPAL FUND
STATEMENT OF INVESTMENTS September 30, 2011 (Unaudited)

judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as "Level 3." The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by portfolio pricing services approved by the Board of Trustees or dealers.

Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ((R)) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

U.S. domestic and international debt instruments (including corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and "money market-type" debt instruments with a remaining maturity in excess of sixty days are valued at the mean between the "bid" and "asked" prices utilizing price quotations obtained from independent pricing services or broker-dealers. Such prices are typically determined based upon information obtained from market participants including reported trade data, broker-dealer price quotations and inputs such as benchmark yields and issuer spreads from identical or similar securities.

"Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.

In the absence of a current price quotation obtained from an independent pricing service or broker-dealer, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

There have been no significant changes to the fair valuation methodologies of the Fund during the period.

INVERSE FLOATING RATE SECURITIES. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities. The Fund may expose up to 5% of its total assets to the effects of leverage from its investments in inverse floaters. The Fund's exposure to the effects of leverage from its investments in inverse floaters amount to $95,840,000 as of September 30, 2011.

Certain inverse floating rate securities are created when the Fund purchases and subsequently transfers a municipal bond security (the "municipal bond") to a broker dealer. The municipal bond is typically a fixed rate security. The broker dealer (the "sponsor") creates a trust (the "Trust") and deposits the municipal bond. The Trust issues short-term floating rate notes available to third parties and a

37 | Limited Term New York Municipal Fund

LIMITED TERM NEW YORK MUNICIPAL FUND
STATEMENT OF INVESTMENTS September 30, 2011 (Unaudited)

residual interest in the municipal bond (referred to as an "inverse floating rate security") to the Fund. The terms of these inverse floating rate securities grant the Fund the right to require that the Trust issuing the inverse floating rate security compel a tender of the short-term floating rate notes to facilitate the Fund's repurchase of the underlying municipal bond. Following such a request, the Fund pays the sponsor the principal amount due to the holders of the short-term floating rate notes issued by the Trust and exchanges the inverse floating rate security for the underlying municipal bond. These transactions are considered secured borrowings for financial reporting purposes. As a result of such accounting treatments, the Fund includes the municipal bond position on its Statement of Investments (but does not separately include the inverse floating rate securities received). The Fund also includes the value of the municipal bond and a payable amount equal to the short-term floating rate notes issued by the Trust on its Statement of Assets and Liabilities in the annual and semiannual reports. The interest rates on these short-term floating rate notes reset periodically, usually weekly. The holders of these short-term floating rate notes have the option to tender their investment, to the sponsor or the Trust's liquidity provider, for redemption at par at each reset date. Income from the municipal bond position and the interest expense on the payable for the short-term floating rate notes issued by the Trust are recorded on the Fund's Statement of Operations in the annual and semiannual reports. At September 30, 2011, municipal bond holdings with a value of $142,757,048 shown on the Fund's Statement of Investments are held by such Trusts and serve as collateral for the $95,840,000 in short-term floating rate notes issued and outstanding at that date.

The Fund's investments in inverse floaters involve certain risks. The market value of an inverse floating rate security can be more volatile than that of a conventional fixed-rate bond having similar credit quality, maturity and redemption provisions. Typically, an inverse floating rate security tends to underperform fixed rate bonds when long-term interest rates are rising but tends to outperform fixed rate bonds when long-term interest rates are stable or falling. An inverse floating rate security entails a degree of leverage because the trust issues short-term securities in a ratio to the inverse floating rate security with the underlying long-term bond providing collateral for the obligation to pay the principal value of the short-term securities if and when they are tendered. If the Fund has created the inverse floater by depositing a long-term bond into a trust, it may be required to provide additional collateral for the short-term securities if the value of the underlying bond deposited in the trust falls.

At September 30, 2011, the Fund's residual exposure to these types of inverse floating rate securities were as follows:

    PRINCIPAL
       AMOUNT  INVERSE FLOATER(1)          COUPON RATE (2)    MATURITY DATE           VALUE
-------------------------------------------------------------------------------------------

$   3,335,000  NYC GO DRIVERS                   13.478%             8/15/23  $    4,273,669
    3,780,000  NYC GO DRIVERS                   13.484              12/1/23       4,949,948
    2,240,000  NYC GO ROLs(3)                   19.913               4/1/30       2,644,611
    7,250,000  NYC GO ROLs(3)                   17.358               6/1/23      10,215,250
    9,895,000  NYS DA ROLs(3)                   24.014              8/15/30      10,856,893
    7,085,000  NYS DA ROLs(3)                    9.906               7/1/27       8,826,776
    5,120,000  SONYMA, Series 29 DRIVERS        13.013              10/1/31       5,149,901
                                                                             ---------------
                                                                             $   46,917,048
                                                                             ================

----------
1. For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table at the end of the Statement of Investments.

2. Represents the current interest rate for a variable rate bond known as an "inverse floater."

3.   Security is subject to a shortfall and forbearance agreement.

The Fund enters into shortfall and forbearance agreements with the sponsors of certain inverse floaters held by the Fund. These agreements commit the Fund to reimburse the sponsor of the inverse floater, in certain circumstances, for the amount of the difference between the liquidation value of the underlying security (which is the basis of the inverse floater) and the principal amount due to the holders of the short-term floating rate notes issued by the Trust in conjunction with the inverse floating rate security. Under the standard terms of an inverse floating rate security, absent such a shortfall and forbearance agreement, the Fund would not be required to make such a reimbursement. The Manager monitors the Fund's potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund's investment in such inverse floating rate securities, if it deems it appropriate to do so. As of September 30, 2011, in addition to the exposure detailed in the preceding table, the Fund's maximum exposure under such agreements is estimated at $66,270,000

38 | Limited Term New York Municipal Fund

LIMITED TERM NEW YORK MUNICIPAL FUND
STATEMENT OF INVESTMENTS September 30, 2011 (Unaudited)

CREDIT RISK. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities that have missed an interest payment, and is not obligated to dispose of securities whose issuers or underlying obligors subsequently miss an interest payment. Information concerning securities not accruing interest as of September 30, 2011 is as follows:

Cost                                                            $      2,530,000
Market Value                                                    $      2,166,787
Market Value as a % of Net Assets                                           0.05%

CONCENTRATION RISK. There are certain risks arising from geographic concentration in any state, commonwealth or territory. Certain economic, regulatory or political developments occurring in the state, commonwealth or territory may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

FEDERAL TAXES. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of September 30, 2011 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                              $     4,398,078,820(1)
                                                            ===================

Gross unrealized appreciation                               $        76,809,007
Gross unrealized depreciation                                       (71,307,712)
                                                            -------------------
Net unrealized appreciation                                 $         5,501,295
                                                            ===================

----------
1. The Federal tax cost of securities does not include cost of $99,482,907, which has otherwise been recognized for financial reporting purposes, related to bonds placed into trusts in conjunction with certain investment transactions. See the Inverse Floating Rate Securities note.

39 | Limited Term New York Municipal Fund

ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 9/30/2011, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
          (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
          (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Rochester Portfolio Series

By: /s/ William F. Glavin, Jr.
    ----------------------------
    William F. Glavin, Jr.
    Principal Executive Officer

Date: 11/9/2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ William F. Glavin, Jr.
    ----------------------------
    William F. Glavin, Jr.
    Principal Executive Officer

Date: 11/9/2011

By: /s/ Brian W. Wixted
    ----------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: 11/9/2011